UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Air Transportation Portfolio

May 31, 2007

1.802153.103

AIR-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
AEROSPACE & DEFENSE - 39.7%
Aerospace & Defense - 39.7%
Bombardier, Inc. Class B (sub. vtg.)	43,600	$ 216,889
General Dynamics Corp.	36,200	2,904,688
Goodrich Corp.	53,000	3,152,970
Hexcel Corp. (a)	16,000	370,080
Orbital Sciences Corp. (a)	27,200	560,592
Precision Castparts Corp.	70,600	8,440,936
Raytheon Co.	48,300	2,685,480
Rockwell Collins, Inc.	127,200	8,989,224
Spirit AeroSystems Holdings, Inc. Class A	87,300	3,047,643
The Boeing Co.	12,700	1,277,493
Triumph Group, Inc.	16,100	1,063,888
		32,709,883
AIR FREIGHT & LOGISTICS - 27.5%
Air Freight & Logistics - 27.5%
C.H. Robinson Worldwide, Inc.	135,100	7,319,718
Expeditors International of Washington, Inc.	111,500	4,868,090
FedEx Corp.	32,450	3,622,069
Forward Air Corp.	33,600	1,142,736
Hub Group, Inc. Class A	22,000	813,560
United Parcel Service, Inc. Class B	54,800	3,943,956
UTI Worldwide, Inc.	34,600	968,454
		22,678,583
AIRLINES - 20.9%
Airlines - 20.9%
AirTran Holdings, Inc. (a)(e)	82,100	1,017,219
Alaska Air Group, Inc. (a)	100	2,916
AMR Corp. (a)(e)	115,600	3,277,260
Continental Airlines, Inc. Class B (a)	63,000	2,530,710
Delta Air Lines, Inc. (a)(e)	159,140	3,031,617
ExpressJet Holdings, Inc. Class A (a)	200	1,238
Frontier Airlines Holdings, Inc. (a)	5	30
Pinnacle Airlines Corp. (a)	600	10,830
Republic Airways Holdings, Inc. (a)	56,400	1,318,068
Ryanair Holdings PLC sponsored ADR (a)(e)	26,900	1,110,701
SkyWest, Inc.	16,700	459,751
UAL Corp. (a)(e)	77,300	3,034,798
US Airways Group, Inc. (a)	32,466	1,157,413
WestJet Airlines Ltd. (a)	21,350	304,644
		17,257,195
COMMUNICATIONS EQUIPMENT - 3.3%
Communications Equipment - 3.3%
Harris Corp.	54,600	2,725,632
INDUSTRIAL CONGLOMERATES - 0.8%
Industrial Conglomerates - 0.8%
Textron, Inc.	6,600	708,180

	Shares	Value
METALS & MINING - 5.1%
Diversified Metals & Mining - 5.1%
Titanium Metals Corp. (e)	121,300	$ 4,196,980
OIL, GAS & CONSUMABLE FUELS - 0.6%
Oil & Gas Refining & Marketing - 0.6%
Valero Energy Corp.	6,400	477,568
Oil & Gas Storage & Transport - 0.0%
Ship Finance International Ltd. (NY Shares)	18	559
TOTAL OIL, GAS & CONSUMABLE FUELS		478,127
TRADING COMPANIES & DISTRIBUTORS - 1.6%
Trading Companies & Distributors - 1.6%
TransDigm Group, Inc. (a)	35,300	1,304,335
TOTAL COMMON STOCKS (Cost $56,066,186)		82,058,915
Nonconvertible Preferred Stocks - 0.0%

AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series B (a) (Cost $269)	137,166	272
Nonconvertible Bonds - 0.3%
	Principal Amount
AIRLINES - 0.3%
Airlines - 0.3%
Delta Air Lines, Inc. 8.3% 12/15/29 (d) (Cost $104,974)	$ 3,500,000	245,000
Money Market Funds - 15.2%
	Shares
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c) (Cost $12,516,600)	12,516,600	12,516,600
TOTAL INVESTMENT PORTFOLIO - 115.0% (Cost $68,688,029)	94,820,787
NET OTHER ASSETS - (15.0)%	(12,376,440)
NET ASSETS - 100%	$ 82,444,347
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,884
Fidelity Securities Lending Cash Central Fund	9,673
Total	$ 16,557
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $69,086,330. Net unrealized appreciation aggregated $25,734,457, of which $27,496,116 related to appreciated investment securities and $1,761,659 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Automotive Portfolio

May 31, 2007

1.802154.103

AUT-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
AUTO COMPONENTS - 51.0%
Auto Parts & Equipment - 42.5%
Aftermarket Technology Corp. (a)	3,600	$ 107,892
Aisin Seiki Co. Ltd.	1,300	43,899
Akebono Brake Industry Co. Ltd. (d)	7,000	58,146
American Axle & Manufacturing Holdings, Inc.	14,196	409,129
Amerigon, Inc. (a)	11,200	185,136
ArvinMeritor, Inc. (d)	9,700	202,536
Autoliv, Inc.	4,800	286,560
Bharat Forge Ltd.	158	1,285
BorgWarner, Inc.	17,600	1,481,216
Drew Industries, Inc. (a)	3,600	121,284
Exedy Corp.	1,600	41,016
Gentex Corp.	47,800	848,450
Hyundai Mobis	2,380	215,990
Johnson Controls, Inc.	54,090	5,933,671
Kongsberg Automotive AS	11,500	103,925
Lear Corp. (a)	14,200	506,514
Modine Manufacturing Co.	9,700	228,047
Nippon Seiki Co. Ltd.	4,000	78,712
Nissin Kogyo Co. Ltd.	2,700	70,767
Sauer-Danfoss, Inc.	2,800	76,104
SORL Auto Parts, Inc. (a)	8,600	60,200
Superior Industries International, Inc.	2,800	63,224
Tenneco, Inc. (a)	15,000	489,150
TRW Automotive Holdings Corp. (a)	13,100	531,598
Visteon Corp. (a)	35,200	284,768
		12,429,219
Tires & Rubber - 8.5%
Bandag, Inc.	2,600	131,950
Continental AG	1,200	169,717
Cooper Tire & Rubber Co.	28,100	676,367
The Goodyear Tire & Rubber Co. (a)(d)	42,300	1,500,381
		2,478,415
TOTAL AUTO COMPONENTS		14,907,634
AUTOMOBILES - 46.9%
Automobile Manufacturers - 34.8%
Bayerische Motoren Werke AG (BMW) (d)	11,800	790,223
DaimlerChrysler AG (a)	8,800	805,024
Fleetwood Enterprises, Inc. (a)	15,600	145,236
Ford Motor Co. (d)	327,000	2,727,180
Ford Otomotiv Sanayi AS	15,000	148,008
General Motors Corp.	78,600	2,357,214
Honda Motor Co. Ltd. sponsored ADR	13,200	466,356
Hyundai Motor Co.	1,150	81,435
Maruti Udyog Ltd.	76	1,538
Monaco Coach Corp.	13,700	211,117
Nissan Motor Co. Ltd. sponsored ADR	11,200	249,984

	Shares	Value
Renault SA (d)	3,900	$ 557,562
Thor Industries, Inc.	9,000	392,220
Toyota Motor Corp.	300	18,114
Toyota Motor Corp. sponsored ADR	7,300	881,548
Winnebago Industries, Inc.	11,200	347,200
		10,179,959
Motorcycle Manufacturers - 12.1%
Bajaj Auto Ltd.	2,019	111,244
Harley-Davidson, Inc. (d)	56,100	3,427,149
		3,538,393
TOTAL AUTOMOBILES		13,718,352
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
Ener1, Inc. (a)	676,200	169,050
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Electronic Equipment & Instruments - 0.0%
Iteris, Inc. (a)	1,400	3,430
MACHINERY - 0.1%
Construction & Farm Machinery & Heavy Trucks - 0.1%
Tata Motors Ltd. sponsored ADR	1,600	29,824
METALS & MINING - 0.3%
Diversified Metals & Mining - 0.3%
Titanium Metals Corp.	2,400	83,040
SOFTWARE - 0.5%
Application Software - 0.5%
NAVTEQ Corp. (a)	3,200	137,056
TOTAL COMMON STOCKS (Cost $28,540,856)		29,048,386
Money Market Funds - 23.2%

Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c) (Cost $6,777,144)	6,777,144	6,777,144
TOTAL INVESTMENT PORTFOLIO - 122.6% (Cost $35,318,000)	35,825,530
NET OTHER ASSETS - (22.6)%	(6,597,977)
NET ASSETS - 100%	$ 29,227,553
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,321
Fidelity Securities Lending Cash Central Fund	4,121
Total	$ 9,442
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $36,039,052. Net unrealized depreciation aggregated $213,522, of which $1,992,763 related to appreciated investment securities and $2,206,285 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Banking Portfolio

May 31, 2007

1.802155.103

BAN-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CAPITAL MARKETS - 2.5%
Asset Management & Custody Banks - 1.5%
Bank of New York Co., Inc.	18,816	$ 763,177
Franklin Resources, Inc.	12,100	1,642,454
Investors Financial Services Corp.	26,700	1,642,584
Mellon Financial Corp.	17,100	740,943
		4,789,158
Diversified Capital Markets - 0.8%
Credit Suisse Group sponsored ADR	11,000	835,230
Investec PLC	82,100	1,124,089
UBS AG (NY Shares)	11,000	717,640
		2,676,959
Investment Banking & Brokerage - 0.2%
Macquarie Bank Ltd.	11,100	805,260
TOTAL CAPITAL MARKETS		8,271,377
COMMERCIAL BANKS - 75.0%
Diversified Banks - 36.4%
Allied Irish Banks PLC sponsored ADR	12,100	731,324
Anglo Irish Bank Corp. PLC	35,000	821,795
Bank Hapoalim BM (Reg.)	151,700	820,464
Bank of Cyprus Public Co. Ltd.	52,700	919,000
Bank of Piraeus	22,300	852,164
Comerica, Inc.	5,400	339,282
EFG Eurobank Ergasias SA	21,480	763,602
ICICI Bank Ltd.	40,700	936,895
Societe Generale Series A (d)	9,400	1,831,329
Sumitomo Trust & Banking Co. Ltd.	60,000	609,810
U.S. Bancorp, Delaware (d)	568,200	19,648,356
Uniao de Bancos Brasileiros SA (Unibanco) GDR	16,700	1,875,577
Unicredito Italiano Spa	152,700	1,433,533
Wachovia Corp.	689,592	37,368,990
Wells Fargo & Co. (d)	1,394,800	50,338,329
		119,290,450
Regional Banks - 38.6%
Associated Banc-Corp.	50,220	1,657,762
BancorpSouth, Inc.	41,900	1,049,176
Bank of Georgia unit (a)	17,000	620,500
Bank of Hawaii Corp.	24,600	1,316,346
Bank of Yokohama Ltd.	49,000	365,960
Banner Corp.	20,900	752,818
BB&T Corp.	111,942	4,713,878
BOK Financial Corp.	22,500	1,221,300
Boston Private Financial Holdings, Inc.	62,600	1,772,206
Cascade Bancorp	22,350	502,875
Cathay General Bancorp	27,900	945,252
Center Financial Corp., California	52,100	897,162
Chiba Bank Ltd.	37,000	329,537
City National Corp.	37,400	2,896,256
Colonial Bancgroup, Inc.	87,300	2,203,452

	Shares	Value
Columbia Banking Systems, Inc.	16,000	$ 485,440
Commerce Bancorp, Inc.	122,700	4,235,604
Community Bank of Nevada (a)	16,200	480,816
Compass Bancshares, Inc.	53,410	3,738,700
Crescent Banking Co.	4,600	199,686
Cullen/Frost Bankers, Inc.	26,300	1,398,371
CVB Financial Corp.	79,700	910,174
East West Bancorp, Inc.	62,500	2,533,750
Fidelity Southern Corp.	19,000	340,670
Fifth Third Bancorp	87,700	3,714,972
First Charter Corp.	19,900	437,402
First Community Bancorp, California	71,000	4,010,080
First State Bancorp.	23,800	526,456
Frontier Financial Corp., Washington (d)	28,550	664,073
Fulton Financial Corp.	119,600	1,823,900
GB&T Bancshares, Inc.	28,600	475,618
Hanmi Financial Corp.	47,000	821,090
IBERIABANK Corp.	12,100	618,673
KeyCorp	90,900	3,236,949
M&T Bank Corp.	28,700	3,169,341
Marshall & Ilsley Corp.	70,400	3,378,496
Metrocorp Bancshares, Inc.	24,300	515,403
Nara Bancorp, Inc.	57,500	923,450
Pacific Continental Corp.	20,130	322,483
Placer Sierra Bancshares	66,200	1,861,544
PNC Financial Services Group, Inc.	184,400	13,608,720
PrivateBancorp, Inc. (d)	14,400	482,976
Prosperity Bancshares, Inc.	36,800	1,274,752
Regions Financial Corp.	180,771	6,448,102
Renasant Corp.	20,000	486,400
Seacoast Banking Corp., Florida (d)	20,100	467,526
Signature Bank, New York (a)	23,300	774,725
South Financial Group, Inc.	41,700	992,460
Sterling Bancshares, Inc.	64,250	738,233
Sterling Financial Corp., Washington	44,700	1,351,728
SunTrust Banks, Inc.	117,848	10,522,648
SVB Financial Group (a)	43,900	2,329,773
Synovus Financial Corp.	119,300	3,944,058
TCF Financial Corp.	72,900	2,057,967
Texas Capital Bancshares, Inc. (a)	31,900	718,707
Tokyo Tomin Bank Ltd.	45,200	1,619,193
UCBH Holdings, Inc.	64,900	1,207,789
UMB Financial Corp.	39,800	1,536,678
Umpqua Holdings Corp.	55,500	1,385,280
UnionBanCal Corp.	42,600	2,614,788
Valley National Bancorp	64,044	1,568,438
Westamerica Bancorp. (d)	25,100	1,162,130
Western Alliance Bancorp. (a)	16,200	505,278
Whitney Holding Corp.	45,100	1,399,904
Zions Bancorp	61,301	4,932,278
		126,198,152
TOTAL COMMERCIAL BANKS		245,488,602
Common Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 3.3%
Other Diversifed Financial Services - 2.7%
African Bank Investments Ltd.	83,900	$ 371,187
Bank of America Corp.	80,869	4,100,867
Citigroup, Inc.	36,600	1,994,334
FirstRand Ltd.	211,500	679,949
JPMorgan Chase & Co.	31,126	1,613,261
Kotak Mahindra Bank Ltd. sponsored GDR (e)	18,732	263,779
		9,023,377
Specialized Finance - 0.6%
MarketAxess Holdings, Inc. (a)	58,435	1,032,546
Singapore Exchange Ltd.	173,000	842,689
		1,875,235
TOTAL DIVERSIFIED FINANCIAL SERVICES		10,898,612
INSURANCE - 1.8%
Insurance Brokers - 0.3%
Willis Group Holdings Ltd.	19,700	912,307
Property & Casualty Insurance - 0.2%
Aspen Insurance Holdings Ltd.	30,000	813,600
Reinsurance - 1.3%
Endurance Specialty Holdings Ltd.	22,500	896,175
IPC Holdings Ltd.	55,200	1,722,240
Platinum Underwriters Holdings Ltd.	47,700	1,642,788
		4,261,203
TOTAL INSURANCE		5,987,110
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
CyberSource Corp. (a)	1,600	21,024
IT SERVICES - 0.6%
Data Processing & Outsourced Services - 0.6%
Computershare Ltd.	105,900	985,760
Mastercard, Inc. Class A	6,200	927,210
		1,912,970
THRIFTS & MORTGAGE FINANCE - 15.7%
Thrifts & Mortgage Finance - 15.7%
Bank Mutual Corp.	27,800	328,874
BankUnited Financial Corp. Class A	56,800	1,301,856
City Bank Lynnwood, Washington	16,000	520,320
Countrywide Financial Corp.	261,484	10,182,187
Fannie Mae	301,100	19,246,312

	Shares	Value
Franklin Bank Corp.	39,300	$ 648,057
Freddie Mac	111,800	7,467,122
Hudson City Bancorp, Inc.	257,800	3,400,382
NetBank, Inc.	86,400	25,056
New York Community Bancorp, Inc.	47,700	833,796
People's United Financial, Inc.	70,790	1,429,250
Radian Group, Inc.	61,700	3,819,230
Washington Federal, Inc.	34,000	852,720
Webster Financial Corp.	24,700	1,111,253
		51,166,415
TOTAL COMMON STOCKS (Cost $253,565,522)		323,746,110
Money Market Funds - 13.0%

Fidelity Cash Central Fund, 5.33% (b)	4,375,084	4,375,084
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	38,208,950	38,208,950
TOTAL MONEY MARKET FUNDS (Cost $42,584,034)		42,584,034
TOTAL INVESTMENT PORTFOLIO - 111.9% (Cost $296,149,556)	366,330,144
NET OTHER ASSETS - (11.9)%	(39,061,468)
NET ASSETS - 100%	$ 327,268,676
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $263,779 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 112,638
Fidelity Securities Lending Cash Central Fund	22,292
Total	$ 134,930
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $296,624,914. Net unrealized appreciation aggregated $69,705,230, of which $74,156,449 related to appreciated investment securities and $4,451,219 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Biotechnology Portfolio

May 31, 2007

1.802156.103

BIO-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
BIOTECHNOLOGY - 86.2%
Biotechnology - 86.2%
3SBio, Inc. ADR	277,800	$ 3,089,136
Acadia Pharmaceuticals, Inc. (a)	770,988	9,860,937
Acorda Therapeutics, Inc. (a)	142,000	2,825,800
Affymax, Inc. (d)	186,400	6,130,696
Alexion Pharmaceuticals, Inc. (a)(d)	1,050,400	51,017,928
Alkermes, Inc. (a)	1,071,757	17,212,417
Alnylam Pharmaceuticals, Inc. (a)(d)	279,100	4,577,240
Altus Pharmaceuticals, Inc. (a)	157,988	2,135,998
Amgen, Inc. (a)	4,931,716	277,803,563
Amylin Pharmaceuticals, Inc. (a)(d)	688,092	31,824,255
Arena Pharmaceuticals, Inc. (a)(d)	272,200	3,783,580
ArQule, Inc. (a)	361,819	3,249,135
Array Biopharma, Inc. (a)	108,000	1,342,440
Biogen Idec, Inc. (a)	2,107,606	110,059,185
Celgene Corp. (a)	1,271,313	77,855,208
Cephalon, Inc. (a)(d)	807,340	67,017,293
Cougar Biotechnology, Inc. (a)	178,300	4,724,950
Cougar Biotechnology, Inc. (a)(f)	75,000	1,788,750
Cubist Pharmaceuticals, Inc. (a)	270,200	6,201,090
Cytokinetics, Inc. (a)	184,900	1,233,283
Cytos Biotechnology AG (a)	13,177	1,578,400
Dendreon Corp. (a)(d)	367,300	3,151,434
Dyax Corp. (a)	304,500	1,412,880
Encysive Pharmaceuticals, Inc. (a)(d)	315,300	1,242,282
Enzon Pharmaceuticals, Inc. (a)(d)	154,000	1,304,380
Genentech, Inc. (a)(d)	1,404,900	112,068,873
Gilead Sciences, Inc. (a)	1,213,600	100,449,672
GTx, Inc. (a)	253,273	5,055,329
Halozyme Therapeutics, Inc. (a)	149,690	1,528,335
Human Genome Sciences, Inc. (a)	524,400	5,553,396
Infinity Pharmaceuticals, Inc. (a)	46,601	503,291
Isis Pharmaceuticals, Inc. (a)(d)	446,900	4,495,814
Ligand Pharmaceuticals, Inc. Class B	244,000	1,612,840
MannKind Corp. (a)(d)	614,600	6,994,148
Martek Biosciences (a)(d)	173,800	3,637,634
Medarex, Inc. (a)(d)	1,069,805	17,106,182
Momenta Pharmaceuticals, Inc. (a)(d)	278,092	3,637,443
Myriad Genetics, Inc. (a)(d)	342,293	13,031,095
Neurochem, Inc. (a)(d)	30,300	177,360
Neurocrine Biosciences, Inc. (a)	378,200	4,394,684
Novacea, Inc.	120,500	1,536,375
Omrix Biopharmaceuticals, Inc.	132,100	4,427,992
ONYX Pharmaceuticals, Inc. (a)(d)	231,700	6,932,464
OREXIGEN Therapeutics, Inc.	55,700	997,030
OSI Pharmaceuticals, Inc. (a)(d)	922,800	34,844,928
PDL BioPharma, Inc. (a)	1,316,900	36,227,919
Pharmion Corp. (a)	181,634	5,269,202
Poniard Pharmaceuticals, Inc. (a)	201,600	1,641,024
Regeneron Pharmaceuticals, Inc. (a)	575,200	12,907,488
Rosetta Genomics Ltd. (a)	256,397	2,020,408

	Shares	Value
Sangamo Biosciences, Inc. (a)	18,900	$ 137,781
Savient Pharmaceuticals, Inc. (a)	241,900	3,439,818
Tanox, Inc. (a)	134,500	2,523,220
Theravance, Inc. (a)	351,100	12,056,774
Trubion Pharmaceuticals, Inc. (d)	110,600	2,049,418
United Therapeutics Corp. (a)(d)	207,697	13,705,925
Vanda Pharmaceuticals, Inc. (d)	148,465	2,972,269
Vertex Pharmaceuticals, Inc. (a)(d)	1,380,200	41,212,772
ViaCell, Inc. (a)	17,500	107,100
Zymogenetics, Inc. (a)(d)	467,905	7,668,963
		1,165,347,226
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Other Diversifed Financial Services - 0.1%
Ithaka Acquisition Corp. (a)	272,100	1,531,923
HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
Health Care Equipment - 1.8%
Clinical Data, Inc. (a)	159,802	3,547,604
Gen-Probe, Inc. (a)	117,900	6,377,211
Quidel Corp. (a)	996,450	14,637,851
TomoTherapy, Inc.	4,900	110,642
		24,673,308
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
Oracle Healthcare Acquisition Corp. unit (a)	267,600	2,296,008
LIFE SCIENCES TOOLS & SERVICES - 3.1%
Life Sciences Tools & Services - 3.1%
Advanced Magnetics, Inc. (a)	93,400	5,890,738
Applera Corp. - Celera Genomics Group (a)	742,200	9,908,370
Exelixis, Inc. (a)	998,700	11,065,596
Medivation, Inc. (a)	32,736	575,172
QIAGEN NV (a)	793,800	13,820,058
Ventana Medical Systems, Inc. (a)	26,300	1,353,398
		42,613,332
PHARMACEUTICALS - 8.3%
Pharmaceuticals - 8.3%
Akorn, Inc. (a)(d)	2,999,553	21,026,867
Alexza Pharmaceuticals, Inc. (a)	122,400	1,184,832
Auxilium Pharmaceuticals, Inc. (a)	813,185	12,498,653
Biodel, Inc. (a)	140,100	2,507,790
Cardiome Pharma Corp. (a)	66,800	662,097
Catalyst Pharmaceutical Partners, Inc. (e)	677,300	2,925,936
Cypress Bioscience, Inc. (a)(d)	65,900	997,726
Elan Corp. PLC sponsored ADR (a)	1,616,400	31,875,408
Sepracor, Inc. (a)(d)	241,100	11,741,570
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Sirtris Pharmaceuticals, Inc.	15,741	$ 202,901
Xenoport, Inc. (a)(d)	597,319	26,282,036
		111,905,816
TOTAL COMMON STOCKS (Cost $1,327,735,217)		1,348,367,613
Convertible Preferred Stocks - 0.2%

BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Xenon Pharmaceuticals, Inc. Series E (a)(f) (Cost $6,724,138)	981,626	3,416,058
Money Market Funds - 11.6%

Fidelity Cash Central Fund, 5.33% (b)	1,703,586	1,703,586
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	154,733,504	154,733,504
TOTAL MONEY MARKET FUNDS (Cost $156,437,090)		156,437,090
TOTAL INVESTMENT PORTFOLIO - 111.5% (Cost $1,490,896,445)	1,508,220,761
NET OTHER ASSETS - (11.5)%	(156,046,253)
NET ASSETS - 100%	$ 1,352,174,508
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,204,808 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Cougar Biotechnology, Inc.	5/3/07	$ 1,500,000
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,402
Fidelity Securities Lending Cash Central Fund	225,044
Total	$ 235,446
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Catalyst Pharmaceutical Partners, Inc.	$ 1,257,432	$ 1,648,919	$ -	$ -	$ 2,925,936
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,504,134,530. Net unrealized appreciation aggregated $4,086,231, of which $124,266,977 related to appreciated investment securities and $120,180,746 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Brokerage and Investment
Management Portfolio

May 31, 2007

1.802157.103

BRO-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CAPITAL MARKETS - 93.5%
Asset Management & Custody Banks - 42.4%
Affiliated Managers Group, Inc. (a)	1,000	$ 130,200
AllianceBernstein Holding LP	1,200	109,692
American Capital Strategies Ltd. (d)	663,200	32,118,776
Ameriprise Financial, Inc.	900	56,565
Ashmore Group plc	1,322,100	8,101,961
Bank of New York Co., Inc.	1,410,200	57,197,712
BlueBay Asset Management	851,300	8,828,194
EFG International (a)	751,140	36,922,208
Fortress Investment Group LLC (d)	909,100	24,363,880
Franklin Resources, Inc.	485,400	65,888,196
Gluskin Sheff + Associates, Inc.	68,500	1,717,864
Investors Financial Services Corp.	221,707	13,639,415
Janus Capital Group, Inc.	240,700	6,662,576
Julius Baer Holding AG (Bearer)	962,683	73,260,436
KKR Private Equity Investors, LP Restricted Depositary Units (e)	104,600	2,458,100
Legg Mason, Inc.	948	95,776
Man Group plc	580,400	6,762,995
Mellon Financial Corp.	965,800	41,848,114
Northern Trust Corp.	1,700	110,636
Nuveen Investments, Inc. Class A	2,500	137,150
State Street Corp.	937,600	64,009,952
T. Rowe Price Group, Inc.	916,300	47,052,005
Vontobel Holdings AG	70,259	4,325,572
		495,797,975
Diversified Capital Markets - 8.3%
Credit Suisse Group sponsored ADR	708,800	53,819,184
UBS AG (NY Shares)	663,000	43,254,120
		97,073,304
Investment Banking & Brokerage - 42.8%
Bear Stearns Companies, Inc. (d)	361,000	54,135,560
Charles Schwab Corp.	3,306,200	74,290,313
Cowen Group, Inc.	3,400	60,622
E*TRADE Financial Corp.	1,100	26,345
GFI Group, Inc. (a)	1,100	81,950
Goldman Sachs Group, Inc.	301,200	69,522,984
Greenhill & Co., Inc. (d)	803,700	57,866,400
Jefferies Group, Inc.	794,100	24,331,224
Lazard Ltd. Class A	650,300	35,038,164
Lehman Brothers Holdings, Inc.	686,500	50,375,370
Merrill Lynch & Co., Inc.	647,250	60,019,493
Morgan Stanley	815,600	69,358,624
optionsXpress Holdings, Inc.	185,693	4,731,458
TD Ameritrade Holding Corp. (a)	649	13,324

	Shares	Value
Thomas Weisel Partners Group, Inc. (a)(d)	6,685	$ 116,988
TradeStation Group, Inc. (a)	2,113	25,187
		499,994,006
TOTAL CAPITAL MARKETS		1,092,865,285
COMMERCIAL BANKS - 1.9%
Diversified Banks - 1.2%
Barclays PLC	8,200	117,322
Industrial & Commercial Bank of China	756,000	395,981
Societe Generale Series A	70,500	13,734,964
		14,248,267
Regional Banks - 0.7%
City National Corp.	100,100	7,751,744
TOTAL COMMERCIAL BANKS		22,000,011
DIVERSIFIED FINANCIAL SERVICES - 4.4%
Other Diversifed Financial Services - 3.3%
Citigroup, Inc.	346,300	18,869,887
JPMorgan Chase & Co.	388,100	20,115,223
		38,985,110
Specialized Finance - 1.1%
IntercontinentalExchange, Inc. (a)	1,112	161,173
Moody's Corp.	183,600	12,787,740
NYMEX Holdings, Inc.	600	76,410
		13,025,323
TOTAL DIVERSIFIED FINANCIAL SERVICES		52,010,433
INSURANCE - 0.0%
Property & Casualty Insurance - 0.0%
AMBAC Financial Group, Inc.	1,200	107,532
TOTAL COMMON STOCKS (Cost $917,534,309)		1,166,983,261
Money Market Funds - 6.5%

Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c) (Cost $75,534,625)	75,534,625	75,534,625
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $993,068,934)	1,242,517,886
NET OTHER ASSETS - (6.3)%	(73,754,546)
NET ASSETS - 100%	$ 1,168,763,340
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,458,100 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 333,705
Fidelity Securities Lending Cash Central Fund	356,481
Total	$ 690,186
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $993,634,922. Net unrealized appreciation aggregated $248,882,964, of which $254,278,455 related to appreciated investment securities and $5,395,491 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Chemicals Portfolio

May 31, 2007

1.802159.103

CHE-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CHEMICALS - 93.8%
Commodity Chemicals - 7.0%
Celanese Corp. Class A	243,086	$ 8,845,900
Lyondell Chemical Co.	97,200	3,612,924
Spartech Corp.	20,000	536,000
		12,994,824
Diversified Chemicals - 36.0%
Ashland, Inc.	35,400	2,135,328
Cabot Corp.	24,600	1,188,426
Dow Chemical Co.	459,100	20,833,958
E.I. du Pont de Nemours & Co. (d)	477,200	24,967,103
Eastman Chemical Co.	15,000	992,400
FMC Corp.	33,356	2,790,563
Hercules, Inc. (a)	155,900	2,935,597
Huntsman Corp.	113,700	2,274,000
Olin Corp.	29,000	586,960
PPG Industries, Inc.	112,500	8,571,375
		67,275,710
Fertilizers & Agricultural Chemicals - 12.9%
American Vanguard Corp. (d)	60,000	827,400
CF Industries Holdings, Inc.	40,000	1,789,200
Monsanto Co.	303,200	18,677,120
The Mosaic Co.	53,900	1,893,507
The Scotts Miracle-Gro Co. Class A	20,000	920,800
		24,108,027
Industrial Gases - 16.4%
Air Products & Chemicals, Inc.	178,200	13,897,818
Airgas, Inc.	97,000	4,136,080
L'Air Liquide SA	2,310	548,446
Praxair, Inc.	176,860	12,042,397
		30,624,741
Specialty Chemicals - 21.5%
Chemtura Corp.	287,773	3,133,848
Cytec Industries, Inc.	25,000	1,486,250
Ecolab, Inc.	131,500	5,674,225
Ferro Corp.	25,000	594,250
H.B. Fuller Co.	178,284	4,858,239
International Flavors & Fragrances, Inc.	10,000	513,300
Lubrizol Corp.	19,800	1,301,256
Minerals Technologies, Inc.	16,300	1,036,843
Nalco Holding Co.	109,600	2,896,728
OM Group, Inc. (a)	14,600	912,646

	Shares	Value
OMNOVA Solutions, Inc. (a)	195,300	$ 1,095,633
Rockwood Holdings, Inc. (a)	54,200	1,739,278
Rohm & Haas Co.	128,300	6,801,183
RPM International, Inc.	93,800	2,131,136
Sigma Aldrich Corp.	121,000	5,236,880
Valspar Corp.	25,000	722,250
		40,133,945
TOTAL CHEMICALS		175,137,247
INDUSTRIAL CONGLOMERATES - 1.5%
Industrial Conglomerates - 1.5%
3M Co.	31,800	2,797,128
TOTAL COMMON STOCKS (Cost $141,846,981)		177,934,375
Money Market Funds - 11.6%

Fidelity Cash Central Fund, 5.33% (b)	12,089,395	12,089,395
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	9,609,401	9,609,401
TOTAL MONEY MARKET FUNDS (Cost $21,698,796)		21,698,796
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $163,545,777)	199,633,171
NET OTHER ASSETS - (6.9)%	(12,842,024)
NET ASSETS - 100%	$ 186,791,147
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 169,788
Fidelity Securities Lending Cash Central Fund	13,797
Total	$ 183,585
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $163,587,033. Net unrealized appreciation aggregated $36,046,138, of which $36,808,512 related to appreciated investment securities and $762,374 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Communications
Equipment Portfolio

May 31, 2007

1.802166.103

DEV-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 80.5%
Communications Equipment - 80.5%
Acme Packet, Inc.	2,500	$ 29,625
Adtran, Inc.	110,600	2,992,836
ADVA AG Optical Networking (a)	246,763	2,413,872
Alcatel-Lucent SA sponsored ADR (d)	252,100	3,458,812
AudioCodes Ltd. (a)	445,190	2,368,411
Bookham, Inc. (a)(d)	630,628	1,355,850
Carrier Access Corp. (a)	96,900	385,662
Ceragon Networks Ltd. (a)	4,100	39,155
Ciena Corp. (a)	169,292	5,810,101
Cisco Systems, Inc. (a)	741,700	19,966,564
Comtech Group, Inc. (a)	365,900	6,381,296
Comverse Technology, Inc. (a)	826,610	18,945,901
Corning, Inc. (a)	969,500	24,237,500
ECI Telecom Ltd. (a)	185,300	1,484,253
F5 Networks, Inc. (a)(d)	138,600	11,262,636
Foundry Networks, Inc. (a)	215,500	3,465,240
Foxconn International Holdings Ltd. (a)	80,000	248,446
Harris Stratex Networks, Inc. (a)	162,875	2,785,163
Ixia (a)	110,837	1,028,567
JDS Uniphase Corp. (a)(d)	151,050	1,978,755
Juniper Networks, Inc. (a)	464,459	11,337,444
Motorola, Inc.	688,600	12,525,634
Nortel Networks Corp. (a)	23,220	603,162
Opnext, Inc.	15,900	187,461
Optium Corp.	900	12,177
Orckit Communications Ltd. (a)	137,900	1,510,005
Polycom, Inc. (a)	44,200	1,402,024
Powerwave Technologies, Inc. (a)(d)	2,086,700	13,313,146
QUALCOMM, Inc.	1,660,200	71,305,589
Research In Motion Ltd. (a)	151,500	25,161,121
Riverbed Technology, Inc. (d)	72,700	3,032,317
Riverstone Networks, Inc. (a)	1,129,500	11
Sonus Networks, Inc. (a)	1,141,696	9,898,504
Symmetricom, Inc. (a)	262,355	2,132,946
		263,060,186
COMPUTERS & PERIPHERALS - 1.7%
Computer Hardware - 1.4%
Compal Electronics, Inc.	247,627	224,877
Concurrent Computer Corp. (a)	2,481,578	4,442,025
NEC Corp. sponsored ADR	700	3,584
		4,670,486
Computer Storage & Peripherals - 0.3%
SanDisk Corp. (a)	21,993	957,795
TOTAL COMPUTERS & PERIPHERALS		5,628,281

	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Alternative Carriers - 0.4%
Aruba Networks, Inc.	4,200	$ 81,270
Level 3 Communications, Inc. (a)	223,600	1,301,352
		1,382,622
Integrated Telecommunication Services - 0.0%
Embarq Corp.	1,035	66,509
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		1,449,131
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Energy Conversion Devices, Inc. (a)(d)	14,600	501,948
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
Electronic Equipment & Instruments - 0.7%
Chi Mei Optoelectronics Corp.	415,617	466,130
HannStar Display Corp. (a)	2,368,000	516,107
Nippon Electric Glass Co. Ltd.	72,000	1,149,421
		2,131,658
Electronic Manufacturing Services - 0.2%
Trimble Navigation Ltd. (a)	27,000	788,130
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		2,919,788
HOUSEHOLD DURABLES - 1.2%
Consumer Electronics - 1.2%
Tele Atlas NV (a)(d)	175,600	4,007,285
INTERNET SOFTWARE & SERVICES - 2.4%
Internet Software & Services - 2.4%
DivX, Inc.	400	6,392
Openwave Systems, Inc. (a)(d)	535,919	5,519,966
RADVision Ltd. (a)	112,250	2,395,415
		7,921,773
IT SERVICES - 0.0%
IT Consulting & Other Services - 0.0%
Isilon Systems, Inc.	500	7,335
MEDIA - 0.0%
Publishing - 0.0%
Gemstar-TV Guide International, Inc. (a)	10,223	47,026
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
Semiconductor Equipment - 0.3%
EMCORE Corp. (a)(d)	215,400	1,044,690
Semiconductors - 6.1%
Actel Corp. (a)	19,449	271,703
Advanced Analogic Technologies, Inc. (a)	215,700	1,911,102
Altera Corp.	79,800	1,820,238
AMIS Holdings, Inc. (a)	226,200	2,890,836
Applied Micro Circuits Corp. (a)	426,568	1,198,656
Broadcom Corp. Class A (a)	40,100	1,225,456
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Conexant Systems, Inc. (a)	432,400	$ 557,796
CSR PLC (a)	69,800	1,073,845
Exar Corp. (a)	6,701	91,067
Hittite Microwave Corp. (a)	18,600	756,090
Ikanos Communications, Inc. (a)	1,700	12,138
Intersil Corp. Class A	73,700	2,218,370
Marvell Technology Group Ltd. (a)	45,200	710,544
Mindspeed Technologies, Inc. (a)	440,463	960,209
MIPS Technologies, Inc. (a)	48,602	429,642
Pericom Semiconductor Corp. (a)	58,100	636,776
Pixelplus Co. Ltd. sponsored ADR (a)	123,700	100,197
PLX Technology, Inc. (a)	48,400	527,076
PMC-Sierra, Inc. (a)	98,100	756,351
RF Micro Devices, Inc. (a)	76,900	502,157
SiRF Technology Holdings, Inc. (a)	7,600	164,920
Transmeta Corp. (a)	236,700	85,212
Vimicro International Corp. sponsored ADR (a)	19,139	128,231
Xilinx, Inc.	30,500	868,640
		19,897,252
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		20,941,942
SOFTWARE - 5.6%
Application Software - 2.6%
ECtel Ltd. (a)	2,790	8,649
NAVTEQ Corp. (a)	71,600	3,066,628
Ulticom, Inc. (a)	618,378	5,348,970
		8,424,247
Home Entertainment Software - 0.7%
Ubisoft Entertainment SA (a)	44,000	2,206,541
Systems Software - 2.3%
Allot Communications Ltd.	9,500	64,505
Sandvine Corp. (U.K.) (a)	1,812,800	7,429,942
		7,494,447
TOTAL SOFTWARE		18,125,235

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	9,900	$ 806,553
TOTAL COMMON STOCKS (Cost $328,275,158)		325,416,483
Convertible Bonds - 0.2%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $700,000)	$ 700,000	708,885
Money Market Funds - 8.5%
	Shares
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c) (Cost $27,801,615)	27,801,615	27,801,615
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $356,776,773)	353,926,983
NET OTHER ASSETS - (8.3)%	(27,049,482)
NET ASSETS - 100%	$ 326,877,501
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,685
Fidelity Securities Lending Cash Central Fund	33,775
Total	$ 63,460
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $359,082,062. Net unrealized depreciation aggregated $5,155,079, of which $38,845,122 related to appreciated investment securities and $44,000,201 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Computers Portfolio

May 31, 2007

1.802161.103

COM-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.8%
Communications Equipment - 1.8%
Avocent Corp. (a)	41,200	$ 1,154,836
Compal Communications, Inc. (a)	246,000	704,453
Gemtek Technology Corp.	1,655,000	4,644,120
QUALCOMM, Inc.	45,000	1,932,750
		8,436,159
COMPUTERS & PERIPHERALS - 81.2%
Computer Hardware - 64.1%
Apple, Inc. (a)	735,300	89,383,069
Dell, Inc. (a)	2,080,478	55,902,444
Diebold, Inc.	138,300	6,856,914
Gateway, Inc. (a)	470,800	842,732
Hewlett-Packard Co.	1,791,700	81,898,607
International Business Machines Corp.	206,000	21,959,600
NCR Corp. (a)	221,100	11,866,437
Psion PLC	348,500	986,743
Sun Microsystems, Inc. (a)	4,251,300	21,681,630
Wistron Corp.	1,482,828	2,504,671
		293,882,847
Computer Storage & Peripherals - 17.1%
Brocade Communications Systems, Inc. (a)	429,700	3,944,646
Electronics for Imaging, Inc. (a)	416,900	11,885,819
EMC Corp. (a)(d)	1,323,700	22,357,293
Emulex Corp. (a)	110,900	2,460,871
Hutchinson Technology, Inc. (a)	23,500	429,580
InnoLux Display Corp.	457,000	1,480,218
Lexmark International, Inc. Class A (a)	19,100	991,863
Network Appliance, Inc. (a)(d)	633,300	20,385,927
QLogic Corp. (a)	67,900	1,158,374
Quantum Corp. (a)	400,400	1,237,236
SanDisk Corp. (a)(d)	133,000	5,792,150
Seagate Technology	54,000	1,111,860
SIMPLO Technology Co. Ltd.	403,000	2,000,666
Sunrex Technology Corp.	985,000	1,240,381
Synaptics, Inc. (a)	17,400	549,144
Western Digital Corp. (a)	64,000	1,203,840
		78,229,868
TOTAL COMPUTERS & PERIPHERALS		372,112,715
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Integrated Telecommunication Services - 1.0%
AT&T, Inc.	110,900	4,584,606

	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.8%
Electronic Equipment & Instruments - 1.8%
AU Optronics Corp.	1,985,000	$ 3,064,477
AU Optronics Corp. sponsored ADR	52,500	820,575
Chi Mei Optoelectronics Corp.	580,000	650,492
LG.Philips LCD Co. Ltd. sponsored ADR (a)	174,480	3,521,006
		8,056,550
HOUSEHOLD DURABLES - 1.4%
Consumer Electronics - 1.4%
Sony Corp.	112,900	6,514,330
IT SERVICES - 1.1%
Data Processing & Outsourced Services - 0.3%
Syntel, Inc.	35,062	1,213,846
IT Consulting & Other Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	37,600	2,953,856
Sapient Corp. (a)	113,000	847,500
		3,801,356
TOTAL IT SERVICES		5,015,202
MACHINERY - 0.7%
Industrial Machinery - 0.7%
Shin Zu Shing Co. Ltd.	505,000	3,286,666
OFFICE ELECTRONICS - 0.4%
Office Electronics - 0.4%
Canon, Inc. (a)	32,000	1,883,520
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
Semiconductors - 4.8%
Advanced Micro Devices, Inc. (a)(d)	915,800	13,068,466
Broadcom Corp. Class A (a)	27,300	834,288
Intel Corp.	304,100	6,741,897
Marvell Technology Group Ltd. (a)	27,600	433,872
Micron Technology, Inc. (a)	77,700	946,386
		22,024,909
SOFTWARE - 0.9%
Application Software - 0.9%
Informatica Corp. (a)	76,300	1,164,338
Intuit, Inc. (a)	23,800	725,900
Synchronoss Technologies, Inc.	73,500	1,988,175
		3,878,413
SPECIALTY RETAIL - 0.6%
Computer & Electronics Retail - 0.6%
Best Buy Co., Inc.	47,700	2,303,433
Gamestop Corp. Class A (a)	12,800	473,344
		2,776,777
TOTAL COMMON STOCKS (Cost $406,756,716)		438,569,847
Money Market Funds - 12.8%
	Shares	Value
Fidelity Cash Central Fund, 5.33% (b)	2,951,866	$ 2,951,866
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	55,663,750	55,663,750
TOTAL MONEY MARKET FUNDS (Cost $58,615,616)		58,615,616
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $465,372,332)	497,185,463
NET OTHER ASSETS - (8.5)%	(38,982,097)
NET ASSETS - 100%	$ 458,203,366
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 439,710
Fidelity Securities Lending Cash Central Fund	40,406
Total	$ 480,116
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $468,289,278. Net unrealized appreciation aggregated $28,896,185, of which $42,562,988 related to appreciated investment securities and $13,666,803 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Construction and
Housing Portfolio

May 31, 2007

1.802162.103

HOU-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
BUILDING PRODUCTS - 7.0%
Building Products - 7.0%
American Standard Companies, Inc.	62,300	$ 3,724,294
Masco Corp.	159,500	4,818,495
NCI Building Systems, Inc. (a)(d)	13,900	714,599
Trex Co., Inc. (a)	7,600	152,000
		9,409,388
CONSTRUCTION & ENGINEERING - 15.7%
Construction & Engineering - 15.7%
Chicago Bridge & Iron Co. NV (NY Shares)	45,800	1,784,368
EMCOR Group, Inc. (a)	17,700	1,160,943
Fluor Corp.	53,900	5,610,990
Foster Wheeler Ltd. (a)	28,000	2,899,120
Infrasource Services, Inc. (a)	39,800	1,440,760
Jacobs Engineering Group, Inc. (a)	59,400	3,442,230
Shaw Group, Inc. (a)	45,400	1,836,884
URS Corp. (a)	28,000	1,407,840
Washington Group International, Inc. (a)	15,700	1,318,800
		20,901,935
CONSTRUCTION MATERIALS - 4.1%
Construction Materials - 4.1%
Martin Marietta Materials, Inc.	9,300	1,445,592
Texas Industries, Inc. (d)	16,000	1,391,680
Vulcan Materials Co.	22,000	2,633,180
		5,470,452
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Health Care Facilities - 0.3%
Brookdale Senior Living, Inc.	8,000	377,680
Emeritus Corp. (a)	1,810	64,708
		442,388
HOUSEHOLD DURABLES - 18.0%
Homebuilding - 18.0%
Centex Corp.	95,200	4,603,872
D.R. Horton, Inc.	208,466	4,871,850
Hovnanian Enterprises, Inc. Class A (d)	19,800	500,148
KB Home (d)	75,100	3,446,339
Lennar Corp. Class A	63,100	2,880,515
Pulte Homes, Inc. (d)	121,800	3,323,922
Ryland Group, Inc.	7,000	323,400
Standard Pacific Corp. (d)	53,000	1,129,960
Toll Brothers, Inc. (a)(d)	101,600	2,979,928
		24,059,934
REAL ESTATE INVESTMENT TRUSTS - 12.2%
Residential REITs - 12.2%
Apartment Investment & Management Co. Class A	42,700	2,342,949
Archstone-Smith Trust	15,200	937,840
AvalonBay Communities, Inc.	39,100	5,098,249

	Shares	Value
BRE Properties, Inc. Class A	43,200	$ 2,731,104
Camden Property Trust (SBI)	25,400	1,896,110
Equity Residential (SBI)	24,700	1,251,549
Home Properties, Inc.	21,600	1,244,160
UDR, Inc.	26,596	807,455
		16,309,416
REAL ESTATE MANAGEMENT & DEVELOPMENT - 9.1%
Real Estate Management & Development - 9.1%
CB Richard Ellis Group, Inc. Class A (a)	127,400	4,741,828
China Overseas Land & Investment Ltd.	1,069,000	1,467,581
Forest City Enterprises, Inc. Class A	43,500	3,049,350
The St. Joe Co. (d)	55,100	2,883,934
		12,142,693
SPECIALTY RETAIL - 33.6%
Home Improvement Retail - 33.6%
Home Depot, Inc. (d)	696,350	27,067,124
Lowe's Companies, Inc. (d)	472,500	15,507,450
Sherwin-Williams Co.	34,200	2,313,288
		44,887,862
TOTAL COMMON STOCKS (Cost $107,672,507)		133,624,068
Money Market Funds - 17.7%

Fidelity Cash Central Fund, 5.33% (b)	738,723	738,723
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	22,890,550	22,890,550
TOTAL MONEY MARKET FUNDS (Cost $23,629,273)		23,629,273
TOTAL INVESTMENT PORTFOLIO - 117.7% (Cost $131,301,780)	157,253,341
NET OTHER ASSETS - (17.7)%	(23,691,737)
NET ASSETS - 100%	$ 133,561,604
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,749
Fidelity Securities Lending Cash Central Fund	39,456
Total	$ 67,205
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $131,363,795. Net unrealized appreciation aggregated $25,889,546, of which $27,211,555 related to appreciated investment securities and $1,322,009 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer
Discretionary Portfolio

May 31, 2007

1.802163.103

CPR-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
AUTO COMPONENTS - 1.1%
Auto Parts & Equipment - 1.1%
Johnson Controls, Inc.	4,200	$ 460,740
AUTOMOBILES - 1.4%
Automobile Manufacturers - 0.9%
General Motors Corp.	3,100	92,969
Renault SA	800	114,372
Toyota Motor Corp. sponsored ADR	1,200	144,912
		352,253
Motorcycle Manufacturers - 0.5%
Harley-Davidson, Inc.	3,400	207,706
TOTAL AUTOMOBILES		559,959
COMPUTERS & PERIPHERALS - 0.5%
Computer Hardware - 0.5%
Hewlett-Packard Co.	4,300	196,553
DIVERSIFIED CONSUMER SERVICES - 1.1%
Specialized Consumer Services - 1.1%
Sotheby's Class A (ltd. vtg.)	9,500	450,965
DIVERSIFIED FINANCIAL SERVICES - 1.4%
Specialized Finance - 1.4%
Moody's Corp.	8,300	578,095
FOOD & STAPLES RETAILING - 1.4%
Food Retail - 1.4%
Susser Holdings Corp.	9,398	141,252
Tesco PLC Sponsored ADR	15,400	423,500
		564,752
HOTELS, RESTAURANTS & LEISURE - 16.1%
Casinos & Gaming - 7.0%
Aristocrat Leisure Ltd.	7,616	97,131
Bally Technologies, Inc. (a)	8,000	217,360
Boyd Gaming Corp.	5,400	270,216
International Game Technology	17,800	715,382
Las Vegas Sands Corp. (a)	8,600	670,972
MGM Mirage, Inc. (a)	1,300	103,389
Penn National Gaming, Inc. (a)	7,700	411,411
Wynn Resorts Ltd. (d)	3,300	318,582
		2,804,443
Hotels, Resorts & Cruise Lines - 3.9%
Accor SA	4,400	409,160
Carnival Corp. unit	6,000	302,640
Hilton Hotels Corp.	13,000	462,150
Home Inns & Hotels Management, Inc. ADR	3,000	87,960
Starwood Hotels & Resorts Worldwide, Inc.	4,400	317,108
		1,579,018
Restaurants - 5.2%
Applebee's International, Inc.	7,300	191,260

	Shares	Value
McDonald's Corp.	35,300	$ 1,784,415
Tim Hortons, Inc.	3,777	117,578
		2,093,253
TOTAL HOTELS, RESTAURANTS & LEISURE		6,476,714
HOUSEHOLD DURABLES - 2.7%
Homebuilding - 1.9%
Centex Corp.	6,600	319,176
D.R. Horton, Inc.	5,000	116,850
Toll Brothers, Inc. (a)	10,600	310,898
		746,924
Household Appliances - 0.8%
The Stanley Works	1,600	101,168
Whirlpool Corp.	2,100	234,465
		335,633
TOTAL HOUSEHOLD DURABLES		1,082,557
INTERNET & CATALOG RETAIL - 2.7%
Catalog Retail - 1.4%
Liberty Media Holding Corp. - Interactive Series A (a)	23,100	559,713
Internet Retail - 1.3%
Amazon.com, Inc. (a)	3,600	248,904
Blue Nile, Inc. (a)	4,500	258,615
		507,519
TOTAL INTERNET & CATALOG RETAIL		1,067,232
INTERNET SOFTWARE & SERVICES - 2.4%
Internet Software & Services - 2.4%
Google, Inc. Class A (sub. vtg.) (a)	1,654	823,279
LoopNet, Inc.	6,900	141,381
		964,660
MEDIA - 25.6%
Advertising - 1.2%
National CineMedia, Inc.	6,100	174,155
Omnicom Group, Inc.	3,000	315,900
		490,055
Broadcasting & Cable TV - 6.6%
Clear Channel Communications, Inc.	12,300	472,320
Comcast Corp. Class A	63,050	1,728,201
Grupo Televisa SA de CV (CPO) sponsored ADR	14,400	414,432
Liberty Media Holding Corp. - Capital Series A (a)	500	56,450
		2,671,403
Movies & Entertainment - 12.5%
Cinemark Holdings, Inc. (a)	5,300	102,555
Live Nation, Inc. (a)	4,766	106,758
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Movies & Entertainment - continued
News Corp.:
Class A	55,200	$ 1,219,368
Class B	3,800	89,794
Regal Entertainment Group Class A	15,500	354,640
The Walt Disney Co.	14,700	520,968
Time Warner, Inc.	117,500	2,510,973
Viacom, Inc. Class B (non-vtg.) (a)	3,100	139,252
		5,044,308
Publishing - 5.3%
Getty Images, Inc. (a)	3,800	190,190
McGraw-Hill Companies, Inc.	15,500	1,089,805
R.H. Donnelley Corp.	10,700	833,958
		2,113,953
TOTAL MEDIA		10,319,719
MULTILINE RETAIL - 12.7%
Department Stores - 6.5%
Federated Department Stores, Inc.	21,800	870,474
JCPenney Co., Inc.	9,100	732,368
Nordstrom, Inc. (d)	8,100	420,633
Sears Holdings Corp. (a)	3,300	594,066
		2,617,541
General Merchandise Stores - 6.2%
Family Dollar Stores, Inc.	12,600	423,990
Target Corp.	33,000	2,060,190
		2,484,180
TOTAL MULTILINE RETAIL		5,101,721
PERSONAL PRODUCTS - 1.2%
Personal Products - 1.2%
Bare Escentuals, Inc. (d)	11,300	474,035
SPECIALTY RETAIL - 22.2%
Apparel Retail - 5.3%
Abercrombie & Fitch Co. Class A	3,800	314,070
Casual Male Retail Group, Inc. (a)	16,600	194,884
Payless ShoeSource, Inc. (a)	5,900	210,748
Ross Stores, Inc.	12,500	410,500
TJX Companies, Inc.	21,500	601,355
Urban Outfitters, Inc. (a)	10,400	276,432
Zumiez, Inc. (a)(d)	2,968	114,565
		2,122,554
Computer & Electronics Retail - 2.9%
Best Buy Co., Inc.	12,750	615,698
RadioShack Corp.	15,802	539,480
		1,155,178

	Shares	Value
Home Improvement Retail - 7.6%
Home Depot, Inc.	56,400	$ 2,192,268
Lowe's Companies, Inc.	20,400	669,528
Sherwin-Williams Co.	3,000	202,920
		3,064,716
Homefurnishing Retail - 0.5%
Williams-Sonoma, Inc.	5,600	189,784
Specialty Stores - 5.9%
OfficeMax, Inc.	3,700	166,130
PETsMART, Inc.	15,700	537,254
Staples, Inc.	48,650	1,219,169
Tiffany & Co., Inc.	8,800	462,616
		2,385,169
TOTAL SPECIALTY RETAIL		8,917,401
TEXTILES, APPAREL & LUXURY GOODS - 7.2%
Apparel, Accessories & Luxury Goods - 3.9%
Coach, Inc. (a)	20,000	1,027,200
Polo Ralph Lauren Corp. Class A	5,500	536,414
		1,563,614
Footwear - 3.3%
Deckers Outdoor Corp. (a)	4,973	437,077
Iconix Brand Group, Inc. (a)	15,300	340,425
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	16,900	542,490
		1,319,992
TOTAL TEXTILES, APPAREL & LUXURY GOODS		2,883,606
TOTAL COMMON STOCKS (Cost $34,096,566)		40,098,709
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 5.33% (b)	191,979	191,979
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	837,500	837,500
TOTAL MONEY MARKET FUNDS (Cost $1,029,479)		1,029,479
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $35,126,045)	41,128,188
NET OTHER ASSETS - (2.2)%	(895,606)
NET ASSETS - 100%	$ 40,232,582
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,817
Fidelity Securities Lending Cash Central Fund	3,213
Total	$ 8,030
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $35,193,380. Net unrealized appreciation aggregated $5,934,808, of which $6,264,447 related to appreciated investment securities and $329,639 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Staples Portfolio

May 31, 2007

1.850081.100

SELCS-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
BEVERAGES - 28.6%
Brewers - 5.0%
Anadolu Efes Biracilk Ve Malt Sanyii AS	17,000	$ 703,226
Boston Beer Co., Inc. Class A (a)	100	3,830
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (a)	100	6,780
Grupo Modelo SA de CV Series C	197,000	1,087,036
Heineken NV (Bearer)	113,000	6,542,700
InBev SA	69,300	5,838,171
Molson Coors Brewing Co. Class B	37,840	3,465,009
SABMiller PLC	162,600	3,869,815
		21,516,567
Distillers & Vintners - 4.1%
Brown-Forman Corp. Class B (non-vtg.)	73,000	4,982,980
Constellation Brands, Inc. Class A (sub. vtg.)	80,900	1,965,870
Diageo PLC sponsored ADR (a)	75,000	6,404,250
Pernod Ricard SA	19,800	4,350,354
		17,703,454
Soft Drinks - 19.5%
Coca-Cola Femsa SA de CV sponsored ADR	38,500	1,547,700
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	70,600	3,279,370
Coca-Cola Icecek AS	71,000	541,594
Fomento Economico Mexicano SA de CV sponsored ADR	300	11,952
Hansen Natural Corp. (a)	100	3,980
PepsiCo, Inc.	587,200	40,123,376
The Coca-Cola Co.	729,200	38,640,308
		84,148,280
TOTAL BEVERAGES		123,368,301
BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Senomyx, Inc. (a)	84,300	1,125,405
FOOD & STAPLES RETAILING - 19.0%
Drug Retail - 8.6%
CVS Caremark Corp.	625,100	24,091,354
Rite Aid Corp.	166,500	1,052,280
Walgreen Co.	259,300	11,702,209
		36,845,843
Food Distributors - 1.2%
Sysco Corp.	148,000	4,901,760
United Natural Foods, Inc. (a)	13,200	361,284
		5,263,044
Food Retail - 5.6%
Kroger Co.	320,700	9,723,624
Safeway, Inc.	232,800	8,026,944
SUPERVALU, Inc.	98,000	4,668,720

	Shares	Value
Tesco PLC	100	$ 917
The Great Atlantic & Pacific Tea Co. (d)	34,200	1,180,242
Whole Foods Market, Inc. (d)	16,500	678,150
		24,278,597
Hypermarkets & Super Centers - 3.6%
Wal-Mart Stores, Inc.	325,800	15,508,080
TOTAL FOOD & STAPLES RETAILING		81,895,564
FOOD PRODUCTS - 14.1%
Agricultural Products - 2.6%
Archer-Daniels-Midland Co.	183,800	6,440,352
Bunge Ltd.	37,700	2,945,124
Corn Products International, Inc.	25,600	1,050,368
Nutreco Holding NV	9,000	673,555
		11,109,399
Packaged Foods & Meats - 11.5%
BioMar Holding AS	11,000	655,773
Chiquita Brands International, Inc. (d)	48,500	889,490
Groupe Danone	14,300	2,240,272
Industrias Bachoco SA de CV sponsored ADR	34,000	1,091,400
Kellogg Co.	80,800	4,361,584
Koninklijke Numico NV	129,000	6,420,574
Koninklijke Wessanen NV	65,000	1,060,899
Lindt & Spruengli AG	58	1,643,815
Marine Harvest ASA (a)(d)	1,036,000	1,147,523
Nestle SA sponsored ADR	182,600	17,794,370
Smithfield Foods, Inc. (a)	34,000	1,092,760
TreeHouse Foods, Inc. (a)	100	2,804
Tyson Foods, Inc. Class A	50,200	1,118,958
Unilever NV (NY Shares)	335,700	10,003,860
		49,524,082
TOTAL FOOD PRODUCTS		60,633,481
HOTELS, RESTAURANTS & LEISURE - 0.3%
Restaurants - 0.3%
Starbucks Corp. (a)	51,000	1,469,310
HOUSEHOLD DURABLES - 0.5%
Housewares & Specialties - 0.5%
Tupperware Brands Corp.	75,200	2,174,032
HOUSEHOLD PRODUCTS - 21.5%
Household Products - 21.5%
Colgate-Palmolive Co.	273,900	18,340,344
Henkel KGaA	15,156	2,142,301
Procter & Gamble Co.	1,138,697	72,364,194
		92,846,839
PERSONAL PRODUCTS - 3.0%
Personal Products - 3.0%
Avon Products, Inc.	282,100	10,829,819
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - CONTINUED
Personal Products - continued
Bare Escentuals, Inc.	25,705	$ 1,078,325
Herbalife Ltd. (a)	27,100	1,090,775
		12,998,919
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Johnson & Johnson	17,000	1,075,590
TOBACCO - 10.9%
Tobacco - 10.9%
Altria Group, Inc.	278,700	19,815,570
British American Tobacco PLC sponsored ADR	293,100	19,954,248
Japan Tobacco, Inc.	207	1,078,284
Loews Corp. - Carolina Group	48,100	3,739,775
Souza Cruz Industria Comerico	90,000	2,239,927
		46,827,804
TOTAL COMMON STOCKS (Cost $370,547,878)		424,415,245
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 5.33% (b)	6,035,737	$ 6,035,737
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	3,380,480	3,380,480
TOTAL MONEY MARKET FUNDS (Cost $9,416,217)		9,416,217
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $379,964,095)	433,831,462
NET OTHER ASSETS - (0.6)%	(2,444,381)
NET ASSETS - 100%	$ 431,387,081
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 116,200
Fidelity Securities Lending Cash Central Fund	41,722
Total	$ 157,922
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $380,739,133. Net unrealized appreciation aggregated $53,092,329, of which $54,560,071 related to appreciated investment securities and $1,467,742 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Select
Consumer Staples Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Consumer Staples Portfolio

1.851744.100

ACSF-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
BEVERAGES - 28.6%
Brewers - 5.0%
Anadolu Efes Biracilk Ve Malt Sanyii AS	17,000	$ 703,226
Boston Beer Co., Inc. Class A (a)	100	3,830
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (a)	100	6,780
Grupo Modelo SA de CV Series C	197,000	1,087,036
Heineken NV (Bearer)	113,000	6,542,700
InBev SA	69,300	5,838,171
Molson Coors Brewing Co. Class B	37,840	3,465,009
SABMiller PLC	162,600	3,869,815
		21,516,567
Distillers & Vintners - 4.1%
Brown-Forman Corp. Class B (non-vtg.)	73,000	4,982,980
Constellation Brands, Inc. Class A (sub. vtg.)	80,900	1,965,870
Diageo PLC sponsored ADR (a)	75,000	6,404,250
Pernod Ricard SA	19,800	4,350,354
		17,703,454
Soft Drinks - 19.5%
Coca-Cola Femsa SA de CV sponsored ADR	38,500	1,547,700
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	70,600	3,279,370
Coca-Cola Icecek AS	71,000	541,594
Fomento Economico Mexicano SA de CV sponsored ADR	300	11,952
Hansen Natural Corp. (a)	100	3,980
PepsiCo, Inc.	587,200	40,123,376
The Coca-Cola Co.	729,200	38,640,308
		84,148,280
TOTAL BEVERAGES		123,368,301
BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Senomyx, Inc. (a)	84,300	1,125,405
FOOD & STAPLES RETAILING - 19.0%
Drug Retail - 8.6%
CVS Caremark Corp.	625,100	24,091,354
Rite Aid Corp.	166,500	1,052,280
Walgreen Co.	259,300	11,702,209
		36,845,843
Food Distributors - 1.2%
Sysco Corp.	148,000	4,901,760
United Natural Foods, Inc. (a)	13,200	361,284
		5,263,044
Food Retail - 5.6%
Kroger Co.	320,700	9,723,624
Safeway, Inc.	232,800	8,026,944
SUPERVALU, Inc.	98,000	4,668,720

	Shares	Value
Tesco PLC	100	$ 917
The Great Atlantic & Pacific Tea Co. (d)	34,200	1,180,242
Whole Foods Market, Inc. (d)	16,500	678,150
		24,278,597
Hypermarkets & Super Centers - 3.6%
Wal-Mart Stores, Inc.	325,800	15,508,080
TOTAL FOOD & STAPLES RETAILING		81,895,564
FOOD PRODUCTS - 14.1%
Agricultural Products - 2.6%
Archer-Daniels-Midland Co.	183,800	6,440,352
Bunge Ltd.	37,700	2,945,124
Corn Products International, Inc.	25,600	1,050,368
Nutreco Holding NV	9,000	673,555
		11,109,399
Packaged Foods & Meats - 11.5%
BioMar Holding AS	11,000	655,773
Chiquita Brands International, Inc. (d)	48,500	889,490
Groupe Danone	14,300	2,240,272
Industrias Bachoco SA de CV sponsored ADR	34,000	1,091,400
Kellogg Co.	80,800	4,361,584
Koninklijke Numico NV	129,000	6,420,574
Koninklijke Wessanen NV	65,000	1,060,899
Lindt & Spruengli AG	58	1,643,815
Marine Harvest ASA (a)(d)	1,036,000	1,147,523
Nestle SA sponsored ADR	182,600	17,794,370
Smithfield Foods, Inc. (a)	34,000	1,092,760
TreeHouse Foods, Inc. (a)	100	2,804
Tyson Foods, Inc. Class A	50,200	1,118,958
Unilever NV (NY Shares)	335,700	10,003,860
		49,524,082
TOTAL FOOD PRODUCTS		60,633,481
HOTELS, RESTAURANTS & LEISURE - 0.3%
Restaurants - 0.3%
Starbucks Corp. (a)	51,000	1,469,310
HOUSEHOLD DURABLES - 0.5%
Housewares & Specialties - 0.5%
Tupperware Brands Corp.	75,200	2,174,032
HOUSEHOLD PRODUCTS - 21.5%
Household Products - 21.5%
Colgate-Palmolive Co.	273,900	18,340,344
Henkel KGaA	15,156	2,142,301
Procter & Gamble Co.	1,138,697	72,364,194
		92,846,839
PERSONAL PRODUCTS - 3.0%
Personal Products - 3.0%
Avon Products, Inc.	282,100	10,829,819
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - CONTINUED
Personal Products - continued
Bare Escentuals, Inc.	25,705	$ 1,078,325
Herbalife Ltd. (a)	27,100	1,090,775
		12,998,919
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Johnson & Johnson	17,000	1,075,590
TOBACCO - 10.9%
Tobacco - 10.9%
Altria Group, Inc.	278,700	19,815,570
British American Tobacco PLC sponsored ADR	293,100	19,954,248
Japan Tobacco, Inc.	207	1,078,284
Loews Corp. - Carolina Group	48,100	3,739,775
Souza Cruz Industria Comerico	90,000	2,239,927
		46,827,804
TOTAL COMMON STOCKS (Cost $370,547,878)		424,415,245
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 5.33% (b)	6,035,737	$ 6,035,737
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	3,380,480	3,380,480
TOTAL MONEY MARKET FUNDS (Cost $9,416,217)		9,416,217
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $379,964,095)	433,831,462
NET OTHER ASSETS - (0.6)%	(2,444,381)
NET ASSETS - 100%	$ 431,387,081
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 116,200
Fidelity Securities Lending Cash Central Fund	41,722
Total	$ 157,922
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $380,739,133. Net unrealized appreciation aggregated $53,092,329, of which $54,560,071 related to appreciated investment securities and $1,467,742 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Defense and Aerospace Portfolio

May 31, 2007

1.802165.103

DEF-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
AEROSPACE & DEFENSE - 83.4%
Aerospace & Defense - 83.4%
AAR Corp. (a)	983,700	$ 31,970,250
AeroVironment, Inc.	10,000	207,600
Alliant Techsystems, Inc. (a)(d)	437,255	44,162,755
BE Aerospace, Inc. (a)	650,450	24,905,731
Ceradyne, Inc. (a)	95,900	6,479,963
DRS Technologies, Inc.	863,100	44,320,185
DynCorp International, Inc. Class A	255,000	4,421,700
EDO Corp. (d)	160,600	5,391,342
GenCorp, Inc. (non-vtg.) (a)(d)	181,300	2,431,233
General Dynamics Corp.	2,027,200	162,662,528
Goodrich Corp.	481,350	28,635,512
Hexcel Corp. (a)(d)	584,100	13,510,233
Honeywell International, Inc.	133,000	7,702,030
L-3 Communications Holdings, Inc.	324,400	30,902,344
Ladish Co., Inc. (a)	259,770	11,531,190
Lockheed Martin Corp.	1,699,500	166,720,949
MTC Technologies, Inc. (a)	223,000	4,654,010
Orbital Sciences Corp. (a)	1,743,792	35,939,553
Precision Castparts Corp.	633,200	75,705,392
Raytheon Co.	2,509,352	139,519,971
Rockwell Collins, Inc.	1,278,000	90,316,260
Spirit AeroSystems Holdings, Inc. Class A	697,200	24,339,252
Stanley, Inc.	666,200	11,964,952
The Boeing Co.	535,900	53,906,181
Triumph Group, Inc. (d)	230,400	15,224,832
United Technologies Corp.	497,000	35,063,350
		1,072,589,298
AIRLINES - 0.7%
Airlines - 0.7%
US Airways Group, Inc. (a)	265,000	9,447,250
AUTO COMPONENTS - 0.6%
Auto Parts & Equipment - 0.6%
Spartan Motors, Inc.	214,100	7,512,769
CHEMICALS - 0.4%
Commodity Chemicals - 0.4%
NL Industries, Inc. (d)	464,200	4,966,940
COMMUNICATIONS EQUIPMENT - 4.3%
Communications Equipment - 4.3%
Ciena Corp. (a)	180,600	6,198,192
Finisar Corp. (a)	970,200	3,521,826
Harris Corp.	887,800	44,318,976
Optium Corp.	130,600	1,767,018
		55,806,012

	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
CPI International, Inc.	4,700	$ 96,303
L-1 Identity Solutions, Inc. (d)	165,900	3,546,942
		3,643,245
IT SERVICES - 3.3%
IT Consulting & Other Services - 3.3%
CACI International, Inc. Class A (a)	255,800	13,186,490
ManTech International Corp. Class A (a)	159,500	5,100,810
NCI, Inc. Class A (a)	537,862	8,127,095
SI International, Inc. (a)	6,300	198,765
SRA International, Inc. Class A (a)(d)	631,400	16,031,246
		42,644,406
MACHINERY - 1.1%
Construction & Farm Machinery & Heavy Trucks - 1.1%
Force Protection, Inc. (a)(d)	472,800	13,578,816
METALS & MINING - 3.6%
Diversified Metals & Mining - 3.4%
RTI International Metals, Inc. (a)	131,700	11,688,375
Titanium Metals Corp. (d)	927,100	32,077,660
		43,766,035
Steel - 0.2%
Carpenter Technology Corp.	21,400	2,836,998
TOTAL METALS & MINING		46,603,033
TRADING COMPANIES & DISTRIBUTORS - 1.5%
Trading Companies & Distributors - 1.5%
TransDigm Group, Inc. (a)	528,800	19,539,160
TOTAL COMMON STOCKS (Cost $956,482,350)		1,276,330,929
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 5.33% (b)	8,825,973	8,825,973
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	53,714,650	53,714,650
TOTAL MONEY MARKET FUNDS (Cost $62,540,623)		62,540,623
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $1,019,022,973)	1,338,871,552
NET OTHER ASSETS - (4.1)%	(52,959,950)
NET ASSETS - 100%	$ 1,285,911,602
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 299,537
Fidelity Securities Lending Cash Central Fund	166,600
Total	$ 466,137
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,019,909,699. Net unrealized appreciation aggregated $318,961,853, of which $331,612,995 related to appreciated investment securities and $12,651,142 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Electronics Portfolio

May 31, 2007

1.802167.103

ELE-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CAPITAL MARKETS - 0.5%
Asset Management & Custody Banks - 0.1%
Harris & Harris Group, Inc. (a)(d)	91,460	$ 1,072,826
Diversified Capital Markets - 0.2%
Indochina Capital Vietnam Holdings Ltd. (a)	341,100	3,148,353
Investment Banking & Brokerage - 0.2%
REXCAPITAL Financial Holdings Ltd. (a)	39,300,000	3,925,697
TOTAL CAPITAL MARKETS		8,146,876
CHEMICALS - 1.2%
Specialty Chemicals - 1.2%
Nanophase Technologies Corp. (a)(d)	863,771	5,476,308
Nitto Denko Corp.	100,000	4,970,832
Tokuyama Corp.	344,000	4,426,128
Wacker Chemie AG (d)	39,300	7,991,243
		22,864,511
COMMERCIAL SERVICES & SUPPLIES - 1.5%
Diversified Commercial & Professional Services - 1.5%
Arrowhead Research Corp. (a)(d)(e)	2,466,300	18,743,880
Arrowhead Research Corp. (a)(e)(g)	1,141,869	7,810,384
Arrowhead Research Corp. warrants 5/21/17 (a)(g)	285,467	1,509,490
		28,063,754
COMMUNICATIONS EQUIPMENT - 2.2%
Communications Equipment - 2.2%
Alcatel-Lucent SA sponsored ADR	675,800	9,271,976
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	788,775	4,732,650
Foxconn International Holdings Ltd. (a)	500,000	1,552,785
Nokia Corp. sponsored ADR	393,000	10,760,340
QUALCOMM, Inc.	100,000	4,295,000
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	244,800	9,297,504
		39,910,255
COMPUTERS & PERIPHERALS - 1.0%
Computer Hardware - 0.2%
Foxconn Technology Co. Ltd.	350,000	3,824,731
Computer Storage & Peripherals - 0.8%
SanDisk Corp. (a)	300,000	13,065,000
STEC, Inc. (a)	300,000	1,860,000
		14,925,000
TOTAL COMPUTERS & PERIPHERALS		18,749,731
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
Evergreen Solar, Inc. (a)(d)	1,250,000	10,475,000

	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.5%
Electronic Equipment & Instruments - 2.0%
AU Optronics Corp. sponsored ADR (d)	185,400	$ 2,897,802
LG.Philips LCD Co. Ltd. sponsored ADR (a)(d)	1,053,200	21,253,576
Motech Industries, Inc.	399,526	5,043,207
Murata Manufacturing Co. Ltd.	45,900	3,243,283
Nidec Corp.	74,500	4,499,014
		36,936,882
Electronic Manufacturing Services - 1.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,776,000	19,621,493
Jabil Circuit, Inc.	600,000	13,800,000
		33,421,493
Technology Distributors - 3.7%
Arrow Electronics, Inc. (a)	1,200,000	49,260,000
Avnet, Inc. (a)(d)	250,000	10,710,000
Wolfson Microelectronics PLC (a)	1,300,000	7,799,220
		67,769,220
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		138,127,595
MEDIA - 0.3%
Broadcasting & Cable TV - 0.3%
JumpTV, Inc.	960,500	6,098,270
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 82.8%
Semiconductor Equipment - 14.0%
Applied Materials, Inc. (d)	3,700,000	70,670,000
ASML Holding NV (NY Shares) (a)	300,000	7,731,000
Cymer, Inc. (a)(d)	200,000	8,028,000
Eagle Test Systems, Inc. (a)	500,000	7,875,000
Entegris, Inc. (a)	700,000	8,050,000
FormFactor, Inc. (a)	550,000	21,879,000
Greatek Electronics, Inc.	2,313,000	3,864,919
KLA-Tencor Corp. (d)	900,000	49,482,000
MEMC Electronic Materials, Inc. (a)	865,500	52,605,090
Tessera Technologies, Inc. (a)	250,000	11,367,500
Topco Scientific Co. Ltd.	1,260,000	2,997,911
Verigy Ltd.	500,000	14,305,000
		258,855,420
Semiconductors - 68.8%
Advanced Analogic Technologies, Inc. (a)	500,000	4,430,000
Advanced Micro Devices, Inc. (a)(d)	3,400,000	48,518,000
Advanced Semiconductor Engineering, Inc. sponsored ADR (a)(d)	500,000	2,975,000
Altera Corp. (d)	2,200,000	50,182,000
Analog Devices, Inc.	2,100,000	76,041,000
Applied Micro Circuits Corp. (a)	2,000,000	5,620,000
ARM Holdings PLC sponsored ADR	1,773,900	14,723,370
Atheros Communications, Inc. (a)	116,739	3,398,272
Atmel Corp. (a)	2,500,000	13,975,000
Broadcom Corp. Class A (a)	3,297,300	100,765,488
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Cavium Networks, Inc. (a)	3,300	$ 69,795
CSR PLC (a)	400,000	6,153,840
Diodes, Inc. (a)	200,000	7,398,000
Epistar Corp.	500,000	2,028,152
Fairchild Semiconductor International, Inc. (a)	400,000	7,368,000
Global Mixed-Mode Tech, Inc.	300,000	3,133,041
Himax Technologies, Inc. sponsored ADR (a)	1,359,300	6,878,058
Hittite Microwave Corp. (a)	332,500	13,516,125
Ikanos Communications, Inc. (a)	300,000	2,142,000
Infineon Technologies AG sponsored ADR (a)	400,000	6,228,000
Intel Corp.	13,927,700	308,777,110
Intersil Corp. Class A	933,900	28,110,390
Linear Technology Corp. (d)	1,208,400	43,369,476
LSI Logic Corp. (a)	3,200,000	27,776,000
Marvell Technology Group Ltd. (a)	5,079,800	79,854,456
Maxim Integrated Products, Inc.	2,915,000	89,636,250
Microchip Technology, Inc.	95,800	3,887,564
Micron Technology, Inc. (a)(d)	600,000	7,308,000
Mindspeed Technologies, Inc. (a)	1,000,000	2,180,000
National Semiconductor Corp.	3,000,000	80,760,000
NVIDIA Corp. (a)	264,000	9,152,880
ON Semiconductor Corp. (a)	592,000	6,358,080
PMC-Sierra, Inc. (a)	482,286	3,718,425
Power Integrations, Inc. (a)	250,000	7,125,000
ProMOS Technologies, Inc. (a)	10,000,000	4,116,846
Richtek Technology Corp.	400,000	4,722,264
Samsung Electronics Co. Ltd.	9,000	5,189,694
Semtech Corp. (a)	600,000	9,990,000
Silicon Laboratories, Inc. (a)	600,000	20,772,000
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	450,000	4,702,500
Soitec SA (a)(d)	534,800	12,233,202
Taiwan Semiconductor Manufacturing Co. Ltd.	8,296,000	17,126,902
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	600,000	6,546,000
Texas Instruments, Inc.	1,700,000	60,112,000
Volterra Semiconductor Corp. (a)(d)	400,043	6,288,676
Xilinx, Inc.	1,500,000	42,720,000
		1,268,076,856
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,526,932,276
TOTAL COMMON STOCKS (Cost $1,868,998,346)		1,799,368,268
Convertible Bonds - 0.2%
	Principal Amount	Value
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Evergreen Solar, Inc.:
4.375% 7/1/12 (f)	$ 2,980,000	$ 3,851,650
4.375% 7/1/12	520,000	672,100
		4,523,750
Money Market Funds - 12.7%
	Shares
Fidelity Cash Central Fund, 5.33% (b)	44,838,599	44,838,599
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	189,797,783	189,797,783
TOTAL MONEY MARKET FUNDS (Cost $234,636,382)		234,636,382
TOTAL INVESTMENT PORTFOLIO - 110.5% (Cost $2,107,335,354)		2,038,528,400
NET OTHER ASSETS - (10.5)%	(194,514,713)
NET ASSETS - 100%	$ 1,844,013,687
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,851,650 or 0.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,319,874 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arrowhead Research Corp.	5/18/07	$ 5,566,258
Arrowhead Research Corp. warrants 5/21/17	5/18/07	$ 1,033,745
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 344,455
Fidelity Securities Lending Cash Central Fund	344,592
Total	$ 689,047
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arrowhead Research Corp.	$ -	$ 11,344,746	$ -	$ -	$ 18,743,880
Arrowhead Research Corp. (restricted)	-	5,566,258	-	-	7,810,384
Total	$ -	$ 16,911,004	$ -	$ -	$ 26,554,264
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,119,159,588. Net unrealized depreciation aggregated $80,631,188, of which $129,881,941 related to appreciated investment securities and $210,513,129 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Portfolio

May 31, 2007

1.802168.103

ENE-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	45,359	$ 1,206,549
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	61,000	2,376,560
Fluor Corp.	49,300	5,132,130
Jacobs Engineering Group, Inc. (a)	292,600	16,956,170
		24,464,860
ELECTRICAL EQUIPMENT - 1.8%
Electrical Components & Equipment - 0.1%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	44,100	1,495,872
Heavy Electrical Equipment - 1.7%
Suzlon Energy Ltd.	206,787	6,602,075
Vestas Wind Systems AS (a)	532,000	37,385,940
		43,988,015
TOTAL ELECTRICAL EQUIPMENT		45,483,887
ENERGY EQUIPMENT & SERVICES - 29.8%
Oil & Gas Drilling - 10.7%
Diamond Offshore Drilling, Inc.	559,200	52,771,704
GlobalSantaFe Corp.	819,900	55,999,170
Noble Corp.	735,100	67,915,889
Pride International, Inc. (a)	1,156,916	41,660,545
Transocean, Inc. (a)	586,400	57,607,936
		275,955,244
Oil & Gas Equipment & Services - 19.1%
Baker Hughes, Inc.	447,650	36,922,172
Cameron International Corp. (a)	114,900	8,146,410
FMC Technologies, Inc. (a)	34,100	2,577,960
Grant Prideco, Inc. (a)	112,000	6,360,480
Halliburton Co.	925,864	33,284,811
Hanover Compressor Co. (a)	256,700	6,417,500
National Oilwell Varco, Inc. (a)	1,151,750	108,782,788
Oceaneering International, Inc. (a)	183,000	9,157,320
Schlumberger Ltd. (NY Shares) (d)	2,049,660	159,607,024
Smith International, Inc.	949,497	52,706,578
Superior Energy Services, Inc. (a)	530,700	21,312,912
Universal Compression Holdings, Inc. (a)	93,000	6,910,830
W-H Energy Services, Inc. (a)	209,700	13,378,860
Weatherford International Ltd. (a)	447,100	24,295,414
		489,861,059
TOTAL ENERGY EQUIPMENT & SERVICES		765,816,303

	Shares	Value
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	27,664	$ 2,987,989
MULTI-UTILITIES - 0.1%
Multi-Utilities - 0.1%
Sempra Energy	27,700	1,698,564
OIL, GAS & CONSUMABLE FUELS - 66.6%
Coal & Consumable Fuels - 2.6%
Arch Coal, Inc.	294,700	11,899,986
CONSOL Energy, Inc.	533,201	25,908,237
Foundation Coal Holdings, Inc.	71,200	3,147,040
Peabody Energy Corp.	473,700	25,598,748
		66,554,011
Integrated Oil & Gas - 27.1%
Chevron Corp.	1,016,132	82,804,597
ConocoPhillips	1,915,726	148,334,664
Exxon Mobil Corp.	4,114,010	342,162,211
Hess Corp.	381,600	22,598,352
Marathon Oil Corp.	249,100	30,841,071
Occidental Petroleum Corp.	735,500	40,430,435
Petroleo Brasileiro SA Petrobras sponsored ADR	156,600	16,937,856
Suncor Energy, Inc.	134,800	11,708,422
		695,817,608
Oil & Gas Exploration & Production - 24.7%
Aurora Oil & Gas Corp. (a)	952,983	1,905,966
Cabot Oil & Gas Corp.	2,100,382	81,914,898
Canadian Natural Resources Ltd.	97,300	6,467,864
Chesapeake Energy Corp. (d)	1,649,000	57,484,140
EOG Resources, Inc.	905,800	69,656,020
Forest Oil Corp. (a)	72,300	2,934,657
Goodrich Petroleum Corp. (a)	36,600	1,303,692
Houston Exploration Co. (a)	13,800	828,552
Mariner Energy, Inc. (a)	152,618	3,812,398
Newfield Exploration Co. (a)	138,100	6,634,324
Noble Energy, Inc.	277,000	17,531,330
Petrohawk Energy Corp. (a)	888,700	14,485,810
Plains Exploration & Production Co. (a)	891,105	47,157,277
Quicksilver Resources, Inc. (a)	729,200	32,442,108
Range Resources Corp.	2,669,400	103,412,556
Talisman Energy, Inc.	434,800	8,781,785
Ultra Petroleum Corp. (a)	1,534,700	94,199,886
W&T Offshore, Inc.	323,100	9,502,371
Western Oil Sands, Inc. Class A (a)	223,100	7,875,099
XTO Energy, Inc.	1,163,700	67,506,237
		635,836,970
Oil & Gas Refining & Marketing - 10.3%
Petroplus Holdings AG	33,829	3,135,128
Sunoco, Inc.	463,900	36,977,469
Tesoro Corp.	325,400	20,135,752
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Valero Energy Corp.	2,688,332	$ 200,603,334
Western Refining, Inc.	64,200	3,155,430
		264,007,113
Oil & Gas Storage & Transport - 1.9%
Williams Companies, Inc.	1,573,600	49,977,536
TOTAL OIL, GAS & CONSUMABLE FUELS		1,712,193,238
TOTAL COMMON STOCKS (Cost $1,699,994,325)		2,553,851,390
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 5.33% (b)	22,233,149	22,233,149
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	36,023,700	36,023,700
TOTAL MONEY MARKET FUNDS (Cost $58,256,849)		58,256,849
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,758,251,174)	2,612,108,239
NET OTHER ASSETS - (1.6)%	(40,170,991)
NET ASSETS - 100%	$ 2,571,937,248
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 154,064
Fidelity Securities Lending Cash Central Fund	50,632
Total	$ 204,696
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,729,560,150. Net unrealized appreciation aggregated $847,470,889, of which $850,646,370 related to appreciated investment securities and $3,175,481 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Service Portfolio

May 31, 2007

1.802169.103

ENS-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
ELECTRICAL EQUIPMENT - 1.8%
Electrical Components & Equipment - 0.2%
Q-Cells AG	15,000	$ 1,251,362
SolarWorld AG	8,500	776,584
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	27,300	926,016
		2,953,962
Heavy Electrical Equipment - 1.6%
Grupo Corporacion Tecnologica SA	18,400	678,620
Suzlon Energy Ltd.	212,000	6,768,510
Vestas Wind Systems AS (a)	280,800	19,733,030
		27,180,160
TOTAL ELECTRICAL EQUIPMENT		30,134,122
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
Electronic Equipment & Instruments - 0.6%
Sunpower Corp. Class A (a)(d)	172,300	9,202,543
ENERGY EQUIPMENT & SERVICES - 95.5%
Oil & Gas Drilling - 20.1%
Atwood Oceanics, Inc. (a)	112,500	7,384,500
Diamond Offshore Drilling, Inc.	568,600	53,658,782
GlobalSantaFe Corp.	915,910	62,556,653
Grey Wolf, Inc. (a)	1,200	9,504
Helmerich & Payne, Inc.	7,100	240,619
Hercules Offshore, Inc. (a)(d)	250,400	8,746,472
Nabors Industries Ltd. (a)	1,197,200	41,830,168
Noble Corp.	559,850	51,724,542
Patterson-UTI Energy, Inc.	1,300	34,346
Pride International, Inc. (a)(d)	494,086	17,792,037
Rowan Companies, Inc.	4,300	169,764
TODCO (a)	3,200	158,272
Transocean, Inc. (a)	827,227	81,266,780
		325,572,439
Oil & Gas Equipment & Services - 75.4%
Acergy SA (a)	204,900	4,608,200
Baker Hughes, Inc.	920,536	75,925,809
Basic Energy Services, Inc. (a)(d)	331,200	8,843,040
Bristow Group, Inc. (a)	3,500	172,410
Cameron International Corp. (a)(d)	904,800	64,150,320
Dresser-Rand Group, Inc. (a)	378,600	13,478,160
Dril-Quip, Inc. (a)	454,600	22,057,192
Expro International Group PLC	261,300	4,754,667
FMC Technologies, Inc. (a)	308,000	23,284,800
Global Industries Ltd. (a)	13,200	312,972
Grant Prideco, Inc. (a)	591,805	33,608,606
Halliburton Co. (d)	3,110,934	111,838,077
Hanover Compressor Co. (a)	716,400	17,910,000
Hornbeck Offshore Services, Inc. (a)	90,800	3,623,828
NATCO Group, Inc. Class A (a)	102,156	4,393,730
National Oilwell Varco, Inc. (a)	1,453,331	137,267,113

	Shares	Value
Oceaneering International, Inc. (a)	874,800	$ 43,774,992
Oil States International, Inc. (a)	576,100	22,427,573
ProSafe ASA	95,000	1,476,007
Schlumberger Ltd. (NY Shares)	4,845,446	377,314,880
Smith International, Inc.	1,524,656	84,633,655
Superior Energy Services, Inc. (a)	358,300	14,389,328
Tidewater, Inc. (d)	271,900	17,945,400
Universal Compression Holdings, Inc. (a)	259,800	19,305,738
W-H Energy Services, Inc. (a)	638,500	40,736,300
Weatherford International Ltd. (a)	1,379,010	74,935,403
		1,223,168,200
TOTAL ENERGY EQUIPMENT & SERVICES		1,548,740,639
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Clipper Windpower PLC (a)	47,800	868,832
Renewable Energy Corp. AS	29,100	921,619
		1,790,451
INDUSTRIAL CONGLOMERATES - 0.4%
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	82,150	6,407,700
OIL, GAS & CONSUMABLE FUELS - 0.6%
Oil & Gas Exploration & Production - 0.6%
Plains Exploration & Production Co. (a)	103,800	5,493,096
Quicksilver Resources, Inc. (a)	80,062	3,561,958
		9,055,054
TOTAL COMMON STOCKS (Cost $914,243,988)		1,605,330,509
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 5.33% (b)	10,256,474	10,256,474
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	72,166,699	72,166,699
TOTAL MONEY MARKET FUNDS (Cost $82,423,173)		82,423,173
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $996,667,161)	1,687,753,682
NET OTHER ASSETS - (4.0)%	(65,552,430)
NET ASSETS - 100%	$ 1,622,201,252
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 124,928
Fidelity Securities Lending Cash Central Fund	415,043
Total	$ 539,971
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,000,349,210. Net unrealized appreciation aggregated $687,404,472, of which $688,073,854 related to appreciated investment securities and $669,382 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Environmental Portfolio

May 31, 2007

1.802170.103

ENV-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CHEMICALS - 13.7%
Commodity Chemicals - 0.5%
Calgon Carbon Corp. (a)(d)	22,400	$ 226,912
Specialty Chemicals - 13.2%
Ecolab, Inc.	106,400	4,591,160
Nalco Holding Co.	44,300	1,170,849
		5,762,009
TOTAL CHEMICALS		5,988,921
COMMERCIAL SERVICES & SUPPLIES - 46.0%
Environmental & Facility Services - 46.0%
Allied Waste Industries, Inc. (d)	237,600	3,198,096
Bennett Environmental, Inc. (a)	45,900	19,957
Clean Harbors, Inc.	41,300	1,940,687
Covanta Holding Corp. (a)	83,800	2,078,240
Republic Services, Inc.	122,450	3,707,786
Stericycle, Inc. (a)	23,630	2,154,347
TRC Companies, Inc. (a)	51,100	676,564
Waste Connections, Inc. (a)	51,750	1,594,935
Waste Management, Inc.	120,993	4,678,800
		20,049,412
ELECTRICAL EQUIPMENT - 1.6%
Electrical Components & Equipment - 1.1%
FuelCell Energy, Inc. (d)	38,600	266,340
Hydrogenics Corp. (a)(d)	3,300	3,333
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	5,700	193,344
		463,017
Heavy Electrical Equipment - 0.5%
Capstone Turbine Corp. (a)(d)	99,600	95,616
Plug Power, Inc. (a)(d)	48,500	143,560
		239,176
TOTAL ELECTRICAL EQUIPMENT		702,193
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Electronic Equipment & Instruments - 0.1%
Itron, Inc. (a)	500	33,825
ENERGY EQUIPMENT & SERVICES - 0.9%
Oil & Gas Equipment & Services - 0.9%
Newpark Resources, Inc. (a)	50,200	396,078
FOOD & STAPLES RETAILING - 6.1%
Food Distributors - 1.5%
United Natural Foods, Inc. (a)	23,900	654,143
Food Retail - 4.6%
Whole Foods Market, Inc. (d)	41,300	1,697,430
Wild Oats Markets, Inc. (a)	18,000	309,600
		2,007,030
TOTAL FOOD & STAPLES RETAILING		2,661,173

	Shares	Value
FOOD PRODUCTS - 2.5%
Packaged Foods & Meats - 2.5%
Hain Celestial Group, Inc. (a)	22,100	$ 632,060
SunOpta, Inc. (a)	37,300	440,886
		1,072,946
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.0%
Independent Power Producers & Energy Traders - 1.0%
Ormat Technologies, Inc.	12,000	436,800
MACHINERY - 12.5%
Construction & Farm Machinery & Heavy Trucks - 0.5%
Lindsay Corp. (d)	6,500	223,275
Industrial Machinery - 12.0%
CLARCOR, Inc.	28,600	955,812
Donaldson Co., Inc.	44,300	1,618,279
Kadant, Inc. (a)	15,300	456,705
Pall Corp.	48,500	2,170,375
		5,201,171
TOTAL MACHINERY		5,424,446
MULTI-UTILITIES - 10.6%
Multi-Utilities - 10.6%
Veolia Environnement sponsored ADR (d)	55,000	4,616,700
OIL, GAS & CONSUMABLE FUELS - 0.6%
Coal & Consumable Fuels - 0.6%
Cameco Corp.	4,700	243,603
TOTAL COMMON STOCKS (Cost $38,248,617)		41,626,097
Money Market Funds - 17.0%

Fidelity Cash Central Fund, 5.33% (b)	1,429,048	1,429,048
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	5,961,275	5,961,275
TOTAL MONEY MARKET FUNDS (Cost $7,390,323)		7,390,323
TOTAL INVESTMENT PORTFOLIO - 112.6% (Cost $45,638,940)	49,016,420
NET OTHER ASSETS - (12.6)%	(5,475,350)
NET ASSETS - 100%	$ 43,541,070
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,175
Fidelity Securities Lending Cash Central Fund	15,995
Total	$ 26,170
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $45,882,987. Net unrealized appreciation aggregated $3,133,433, of which $5,012,670 related to appreciated investment securities and $1,879,237 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Financial Services Portfolio

May 31, 2007

1.802171.103

FIN-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CAPITAL MARKETS - 17.2%
Asset Management & Custody Banks - 6.9%
Affiliated Managers Group, Inc. (a)(d)	14,700	$ 1,913,940
EFG International (a)	27,540	1,353,726
Fortress Investment Group LLC	94,000	2,519,200
Franklin Resources, Inc.	58,400	7,927,216
Investors Financial Services Corp.	98,700	6,072,024
Julius Baer Holding AG (Bearer)	41,926	3,190,580
KKR Private Equity Investors, LP	31,700	744,950
KKR Private Equity Investors, LP Restricted Depositary Units (e)	47,000	1,104,500
Mellon Financial Corp.	30,800	1,334,564
State Street Corp.	111,700	7,625,759
T. Rowe Price Group, Inc.	64,400	3,306,940
		37,093,399
Diversified Capital Markets - 1.2%
Credit Suisse Group sponsored ADR	35,400	2,687,922
UBS AG (NY Shares)	53,700	3,503,388
		6,191,310
Investment Banking & Brokerage - 9.1%
Charles Schwab Corp.	241,400	5,424,258
E*TRADE Financial Corp.	54,600	1,307,670
Goldman Sachs Group, Inc.	25,000	5,770,500
Lazard Ltd. Class A	96,300	5,188,644
Merrill Lynch & Co., Inc.	185,300	17,182,869
Morgan Stanley	162,200	13,793,488
		48,667,429
TOTAL CAPITAL MARKETS		91,952,138
COMMERCIAL BANKS - 15.0%
Diversified Banks - 10.8%
Banco Bilbao Vizcaya Argentaria SA	170,400	4,300,896
ICICI Bank Ltd. sponsored ADR (d)	31,300	1,488,315
Kookmin Bank sponsored ADR	11,500	1,039,485
Mizrahi Tefahot Bank Ltd.	115,300	899,363
U.S. Bancorp, Delaware	180,400	6,238,232
Unicredito Italiano Spa (d)	557,000	5,229,062
Wachovia Corp.	237,968	12,895,486
Wells Fargo & Co.	712,200	25,703,298
		57,794,137
Regional Banks - 4.2%
Cathay General Bancorp	76,593	2,594,971
Center Financial Corp., California	72,800	1,253,616
Colonial Bancgroup, Inc.	92,000	2,322,080
Commerce Bancorp, Inc.	44,000	1,518,880
Nara Bancorp, Inc.	46,141	741,024
PNC Financial Services Group, Inc.	123,700	9,129,060
SVB Financial Group (a)	62,000	3,290,340

	Shares	Value
Wintrust Financial Corp.	3,833	$ 175,896
Zions Bancorp	21,000	1,689,660
		22,715,527
TOTAL COMMERCIAL BANKS		80,509,664
CONSUMER FINANCE - 3.6%
Consumer Finance - 3.6%
American Express Co.	198,500	12,898,530
Capital One Financial Corp. (d)	55,700	4,443,746
Dollar Financial Corp. (a)	65,179	1,991,870
		19,334,146
DIVERSIFIED FINANCIAL SERVICES - 16.8%
Multi-Sector Holdings - 0.1%
Compass Diversified Trust	27,600	479,136
Other Diversifed Financial Services - 15.3%
Bank of America Corp.	512,231	25,975,234
Citigroup, Inc.	510,434	27,813,549
JPMorgan Chase & Co.	545,645	28,280,780
		82,069,563
Specialized Finance - 1.4%
CBOT Holdings, Inc. Class A (a)	6,400	1,258,304
Chicago Mercantile Exchange Holdings, Inc. Class A	8,500	4,513,500
MarketAxess Holdings, Inc. (a)	98,406	1,738,834
		7,510,638
TOTAL DIVERSIFIED FINANCIAL SERVICES		90,059,337
INSURANCE - 30.4%
Insurance Brokers - 1.1%
Hilb Rogal & Hobbs Co.	30,700	1,332,073
National Financial Partners Corp.	67,000	3,137,610
Willis Group Holdings Ltd.	28,560	1,322,614
		5,792,297
Life & Health Insurance - 5.2%
AFLAC, Inc.	107,500	5,682,450
MetLife, Inc. (d)	193,400	13,151,200
Prudential Financial, Inc.	88,800	9,059,376
		27,893,026
Multi-Line Insurance - 8.4%
American International Group, Inc.	484,651	35,059,653
Hartford Financial Services Group, Inc.	97,600	10,069,392
		45,129,045
Property & Casualty Insurance - 7.1%
ACE Ltd.	231,700	14,265,769
Allied World Assurance Co. Holdings Ltd.	33,800	1,712,308
Aspen Insurance Holdings Ltd.	169,000	4,583,280
Axis Capital Holdings Ltd.	114,300	4,522,851
MBIA, Inc.	69,700	4,638,535
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Property & Casualty Insurance - continued
The Travelers Companies, Inc.	102,500	$ 5,552,425
XL Capital Ltd. Class A	31,300	2,552,828
		37,827,996
Reinsurance - 8.6%
Endurance Specialty Holdings Ltd.	454,570	18,105,523
Everest Re Group Ltd.	32,700	3,506,421
Greenlight Capital Re, Ltd.	900	21,330
IPC Holdings Ltd.	103,779	3,237,905
Max Capital Group Ltd.	163,399	4,642,166
Montpelier Re Holdings Ltd.	51,600	946,860
PartnerRe Ltd.	19,700	1,512,960
Platinum Underwriters Holdings Ltd.	401,288	13,820,359
		45,793,524
TOTAL INSURANCE		162,435,888
REAL ESTATE INVESTMENT TRUSTS - 5.5%
Mortgage REITs - 0.3%
Annaly Capital Management, Inc.	88,200	1,361,808
Residential REITs - 1.2%
Equity Lifestyle Properties, Inc.	60,800	3,311,168
Equity Residential (SBI)	11,500	582,705
UDR, Inc.	90,000	2,732,400
		6,626,273
Retail REITs - 4.0%
CBL & Associates Properties, Inc.	30,360	1,245,974
Developers Diversified Realty Corp.	113,700	7,009,605
General Growth Properties, Inc.	160,100	9,452,304
Simon Property Group, Inc.	35,800	3,865,684
		21,573,567
TOTAL REAL ESTATE INVESTMENT TRUSTS		29,561,648
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Real Estate Management & Development - 1.2%
Mitsubishi Estate Co. Ltd.	206,000	6,330,129
THRIFTS & MORTGAGE FINANCE - 10.2%
Thrifts & Mortgage Finance - 10.2%
BankUnited Financial Corp. Class A	118,000	2,704,560

	Shares	Value
Countrywide Financial Corp.	208,361	$ 8,113,577
Fannie Mae	258,000	16,491,360
Freddie Mac	174,700	11,668,213
Hudson City Bancorp, Inc.	286,111	3,773,804
MGIC Investment Corp.	45,300	2,944,500
Radian Group, Inc.	94,300	5,837,170
Washington Mutual, Inc.	65,100	2,846,172
		54,379,356
TOTAL COMMON STOCKS (Cost $374,621,060)		534,562,306
Money Market Funds - 2.6%

Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c) (Cost $13,740,262)	13,740,262	13,740,262
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $388,361,322)	548,302,568
NET OTHER ASSETS - (2.5)%	(13,352,582)
NET ASSETS - 100%	$ 534,949,986
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,104,500 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,393
Fidelity Securities Lending Cash Central Fund	17,517
Total	$ 57,910
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $388,966,481. Net unrealized appreciation aggregated $159,336,087, of which $160,507,169 related to appreciated investment securities and $1,171,082 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Gold Portfolio

May 31, 2007

1.802173.103

GOL-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Australia - 9.6%
METALS & MINING - 9.6%
Gold - 9.2%
Newcrest Mining Ltd.	6,699,971	$ 122,068,781
Precious Metals & Minerals - 0.4%
Central Asia Gold Ltd. (a)(e)	12,025,834	5,278,373
TOTAL METALS & MINING		127,347,154
Canada - 53.3%
METALS & MINING - 53.3%
Gold - 46.0%
Alamos Gold, Inc. (a)	3,250,000	19,753,144
Arizona Star Resource Corp. (a)(e)	3,800,000	46,014,306
Barrick Gold Corp. (d)	3,900,000	113,340,502
Bema Gold Corp. warrants 9/7/11 (a)	600,000	1,340,876
Coral Gold Resources Ltd. (a)(e)	672,200	1,753,647
Crystallex International Corp. (a)	5,000,000	23,049,231
Eldorado Gold Corp. (a)	500,000	2,856,609
Goldcorp, Inc.	2,216,900	53,336,610
High River Gold Mines Ltd. warrants 1/27/08 (a)	332,500	168,586
IAMGOLD Corp. (e)	15,000,000	109,402,029
Kinross Gold Corp. (a)	4,900,000	65,382,206
Meridian Gold, Inc. (a)	5,000,000	128,250,034
Novagold Resources, Inc. (a)	800,000	12,537,286
Orezone Resources, Inc. Class A (a)(e)	9,612,900	15,730,118
Peak Gold Ltd. (a)(f)	5,857,000	4,162,252
Peak Gold Ltd. warrants 4/3/12 (a)(f)	2,928,500	1,026,871
US Gold Canadian Acquisition Corp. (a)(e)	2,501,516	13,449,640
		611,553,947
Precious Metals & Minerals - 7.3%
Aber Diamond Corp.	799,990	33,833,791
Minefinders Corp. Ltd. (a)	1,300,000	15,097,480
Pan American Silver Corp. (a)	500,000	14,015,003
Shore Gold, Inc. (a)	7,500,000	32,960,868
SouthernEra Diamonds, Inc. Class A (a)	1,910,000	928,702
		96,835,844
TOTAL METALS & MINING		708,389,791
Cayman Islands - 0.5%
METALS & MINING - 0.5%
Precious Metals & Minerals - 0.5%
Apex Silver Mines Ltd. (a)	300,000	6,150,000
Papua New Guinea - 6.8%
METALS & MINING - 6.8%
Gold - 6.8%
Lihir Gold Ltd. (a)	34,670,027	89,868,506

	Shares	Value
Peru - 2.5%
METALS & MINING - 2.5%
Precious Metals & Minerals - 2.5%
Compania de Minas Buenaventura SA	400,000	$ 12,850,394
Compania de Minas Buenaventura SA sponsored ADR	600,000	20,118,000
		32,968,394
South Africa - 8.8%
METALS & MINING - 8.8%
Gold - 8.8%
Anglogold Ashanti Ltd. sponsored ADR	800,000	33,376,000
Gold Fields Ltd.	175,000	3,031,000
Gold Fields Ltd. sponsored ADR (d)	3,400,000	58,888,000
Harmony Gold Mining Co. Ltd. (a)	1,300,000	19,409,000
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(d)	200,000	2,986,000
		117,690,000
United Kingdom - 3.0%
METALS & MINING - 3.0%
Gold - 3.0%
Randgold Resources Ltd. sponsored ADR	1,700,000	39,848,000
United States of America - 10.3%
METALS & MINING - 10.3%
Gold - 10.3%
Newmont Mining Corp.	2,600,000	105,768,000
Royal Gold, Inc. (d)	1,000,000	26,940,000
US Gold Corp. (a)	528,400	2,842,792
US Gold Corp. warrants 2/22/11 (a)(g)	364,200	868,402
		136,419,194
TOTAL COMMON STOCKS (Cost $1,049,142,355)		1,258,681,039
Money Market Funds - 14.2%

Fidelity Cash Central Fund, 5.33% (b)	69,833,908	69,833,908
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	119,282,350	119,282,350
TOTAL MONEY MARKET FUNDS (Cost $189,116,258)		189,116,258
TOTAL INVESTMENT PORTFOLIO - 109.0% (Cost $1,238,258,613)	1,447,797,297
NET OTHER ASSETS - (9.0)%	(119,414,034)
NET ASSETS - 100%	$ 1,328,383,263
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,189,123 or 0.4% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $868,402 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. warrants 2/22/11	2/8/06	$ 179,112
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,239,512
Fidelity Securities Lending Cash Central Fund	97,972
Total	$ 1,337,484
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arizona Star Resource Corp.	$ 43,863,024	$ -	$ -	$ -	$ 46,014,306
Central Asia Gold Ltd.	5,874,969	-	-	-	5,278,373
Coral Gold Resources Ltd.	2,034,618	-	-	-	1,753,647
IAMGOLD Corp.	83,536,403	37,756,426	-	-	109,402,029
Meridian Gold, Inc.	141,535,462	11,114,622	16,135,514	-	-
Minefinders Corp. Ltd.	33,742,038	-	20,404,420	-	-
Orezone Resources, Inc. Class A	18,041,127	-	870,923	-	15,730,118
Tone Resources Ltd.	2,366,021	-	2,654,193	-	-
US Gold Canadian Acquisition Corp.	-	12,695,730	-	-	13,449,640
White Knight Resources Ltd.	6,087,418	-	7,050,424	-	-
Total	$ 337,081,080	$ 61,566,778	$ 47,115,474	$ -	$ 191,628,113
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,291,217,632. Net unrealized appreciation aggregated $156,579,665, of which $192,406,690 related to appreciated investment securities and $35,827,025 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Select
Gold Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Gold Portfolio

1.851741.100

AGLD-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Australia - 9.6%
METALS & MINING - 9.6%
Gold - 9.2%
Newcrest Mining Ltd.	6,699,971	$ 122,068,781
Precious Metals & Minerals - 0.4%
Central Asia Gold Ltd. (a)(e)	12,025,834	5,278,373
TOTAL METALS & MINING		127,347,154
Canada - 53.3%
METALS & MINING - 53.3%
Gold - 46.0%
Alamos Gold, Inc. (a)	3,250,000	19,753,144
Arizona Star Resource Corp. (a)(e)	3,800,000	46,014,306
Barrick Gold Corp. (d)	3,900,000	113,340,502
Bema Gold Corp. warrants 9/7/11 (a)	600,000	1,340,876
Coral Gold Resources Ltd. (a)(e)	672,200	1,753,647
Crystallex International Corp. (a)	5,000,000	23,049,231
Eldorado Gold Corp. (a)	500,000	2,856,609
Goldcorp, Inc.	2,216,900	53,336,610
High River Gold Mines Ltd. warrants 1/27/08 (a)	332,500	168,586
IAMGOLD Corp. (e)	15,000,000	109,402,029
Kinross Gold Corp. (a)	4,900,000	65,382,206
Meridian Gold, Inc. (a)	5,000,000	128,250,034
Novagold Resources, Inc. (a)	800,000	12,537,286
Orezone Resources, Inc. Class A (a)(e)	9,612,900	15,730,118
Peak Gold Ltd. (a)(f)	5,857,000	4,162,252
Peak Gold Ltd. warrants 4/3/12 (a)(f)	2,928,500	1,026,871
US Gold Canadian Acquisition Corp. (a)(e)	2,501,516	13,449,640
		611,553,947
Precious Metals & Minerals - 7.3%
Aber Diamond Corp.	799,990	33,833,791
Minefinders Corp. Ltd. (a)	1,300,000	15,097,480
Pan American Silver Corp. (a)	500,000	14,015,003
Shore Gold, Inc. (a)	7,500,000	32,960,868
SouthernEra Diamonds, Inc. Class A (a)	1,910,000	928,702
		96,835,844
TOTAL METALS & MINING		708,389,791
Cayman Islands - 0.5%
METALS & MINING - 0.5%
Precious Metals & Minerals - 0.5%
Apex Silver Mines Ltd. (a)	300,000	6,150,000
Papua New Guinea - 6.8%
METALS & MINING - 6.8%
Gold - 6.8%
Lihir Gold Ltd. (a)	34,670,027	89,868,506

	Shares	Value
Peru - 2.5%
METALS & MINING - 2.5%
Precious Metals & Minerals - 2.5%
Compania de Minas Buenaventura SA	400,000	$ 12,850,394
Compania de Minas Buenaventura SA sponsored ADR	600,000	20,118,000
		32,968,394
South Africa - 8.8%
METALS & MINING - 8.8%
Gold - 8.8%
Anglogold Ashanti Ltd. sponsored ADR	800,000	33,376,000
Gold Fields Ltd.	175,000	3,031,000
Gold Fields Ltd. sponsored ADR (d)	3,400,000	58,888,000
Harmony Gold Mining Co. Ltd. (a)	1,300,000	19,409,000
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(d)	200,000	2,986,000
		117,690,000
United Kingdom - 3.0%
METALS & MINING - 3.0%
Gold - 3.0%
Randgold Resources Ltd. sponsored ADR	1,700,000	39,848,000
United States of America - 10.3%
METALS & MINING - 10.3%
Gold - 10.3%
Newmont Mining Corp.	2,600,000	105,768,000
Royal Gold, Inc. (d)	1,000,000	26,940,000
US Gold Corp. (a)	528,400	2,842,792
US Gold Corp. warrants 2/22/11 (a)(g)	364,200	868,402
		136,419,194
TOTAL COMMON STOCKS (Cost $1,049,142,355)		1,258,681,039
Money Market Funds - 14.2%

Fidelity Cash Central Fund, 5.33% (b)	69,833,908	69,833,908
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	119,282,350	119,282,350
TOTAL MONEY MARKET FUNDS (Cost $189,116,258)		189,116,258
TOTAL INVESTMENT PORTFOLIO - 109.0% (Cost $1,238,258,613)	1,447,797,297
NET OTHER ASSETS - (9.0)%	(119,414,034)
NET ASSETS - 100%	$ 1,328,383,263
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,189,123 or 0.4% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $868,402 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. warrants 2/22/11	2/8/06	$ 179,112
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,239,512
Fidelity Securities Lending Cash Central Fund	97,972
Total	$ 1,337,484
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arizona Star Resource Corp.	$ 43,863,024	$ -	$ -	$ -	$ 46,014,306
Central Asia Gold Ltd.	5,874,969	-	-	-	5,278,373
Coral Gold Resources Ltd.	2,034,618	-	-	-	1,753,647
IAMGOLD Corp.	83,536,403	37,756,426	-	-	109,402,029
Meridian Gold, Inc.	141,535,462	11,114,622	16,135,514	-	-
Minefinders Corp. Ltd.	33,742,038	-	20,404,420	-	-
Orezone Resources, Inc. Class A	18,041,127	-	870,923	-	15,730,118
Tone Resources Ltd.	2,366,021	-	2,654,193	-	-
US Gold Canadian Acquisition Corp.	-	12,695,730	-	-	13,449,640
White Knight Resources Ltd.	6,087,418	-	7,050,424	-	-
Total	$ 337,081,080	$ 61,566,778	$ 47,115,474	$ -	$ 191,628,113
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,291,217,632. Net unrealized appreciation aggregated $156,579,665, of which $192,406,690 related to appreciated investment securities and $35,827,025 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Health Care Portfolio

May 31, 2007

1.802174.103

HEA-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
BIOTECHNOLOGY - 12.9%
Biotechnology - 12.9%
3SBio, Inc. ADR	554,600	$ 6,167,152
Acadia Pharmaceuticals, Inc. (a)	156,100	1,996,519
Alexion Pharmaceuticals, Inc. (a)	9,064	440,238
Alnylam Pharmaceuticals, Inc. (a)	289,500	4,747,800
Altus Pharmaceuticals, Inc. (a)	151,900	2,053,688
Amgen, Inc. (a)	943,175	53,129,048
Amylin Pharmaceuticals, Inc. (a)	171,400	7,927,250
Antisoma plc (a)	1,393,100	1,434,336
Arena Pharmaceuticals, Inc. (a)	77,600	1,078,640
Biogen Idec, Inc. (a)	481,290	25,132,964
Celgene Corp. (a)	492,903	30,185,380
Cleveland Biolabs, Inc. (d)	36,000	331,200
CSL Ltd.	152,700	11,277,569
CytRx Corp. (a)(d)	494,600	2,077,320
CytRx Corp. (a)(f)	131,580	497,372
deCODE genetics, Inc. (a)(d)	520,000	1,710,800
Dyadic International, Inc. (a)(d)	175,000	249,375
Genentech, Inc. (a)	141,300	11,271,501
Genmab AS (a)	17,200	1,238,237
Genomic Health, Inc. (a)	21,100	365,030
Geron Corp. (a)(d)	72,000	663,840
Gilead Sciences, Inc. (a)(d)	562,400	46,549,848
GTx, Inc. (a)	123,400	2,463,064
Human Genome Sciences, Inc. (a)	162,000	1,715,580
Isis Pharmaceuticals, Inc. (a)(d)	347,700	3,497,862
MannKind Corp. (a)	43,000	489,340
Medarex, Inc. (a)(d)	321,000	5,132,790
MedImmune, Inc. (a)	205,600	11,900,128
Memory Pharmaceuticals Corp. (a)	2,179,720	6,277,594
Molecular Insight Pharmaceuticals, Inc. (d)	243,600	2,604,084
Omrix Biopharmaceuticals, Inc.	77,695	2,604,336
ONYX Pharmaceuticals, Inc. (a)	41,600	1,244,672
Orchid Cellmark, Inc. (a)	2,500	12,800
OREXIGEN Therapeutics, Inc.	45,800	819,820
OSI Pharmaceuticals, Inc. (a)	461,132	17,412,344
Regeneron Pharmaceuticals, Inc. (a)	12,800	287,232
Theravance, Inc. (a)	276,900	9,508,746
Titan Pharmaceuticals, Inc. (a)	260,000	553,800
Transition Therapeutics, Inc. (a)	785,500	1,167,839
Vertex Pharmaceuticals, Inc. (a)	159,000	4,747,740
Zymogenetics, Inc. (a)	72,100	1,181,719
		284,146,597
CAPITAL MARKETS - 0.7%
Asset Management & Custody Banks - 0.7%
Fortress Investment Group LLC	600,800	16,101,440
CHEMICALS - 2.2%
Diversified Chemicals - 0.9%
Bayer AG sponsored ADR	268,100	19,271,028

	Shares	Value
Fertilizers & Agricultural Chemicals - 1.1%
Agrium, Inc.	139,900	$ 5,396,115
Monsanto Co.	187,600	11,556,160
Potash Corp. of Saskatchewan, Inc.	54,300	3,852,585
Syngenta AG sponsored ADR	56,700	2,138,157
		22,943,017
Specialty Chemicals - 0.2%
Ecolab, Inc.	47,500	2,049,625
Novozymes AS Series B	12,000	1,287,700
Sigma Aldrich Corp.	45,200	1,956,256
		5,293,581
TOTAL CHEMICALS		47,507,626
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Environmental & Facility Services - 0.1%
Clean Harbors, Inc.	42,000	1,973,580
Stericycle, Inc. (a)	12,500	1,139,625
		3,113,205
CONTAINERS & PACKAGING - 0.2%
Metal & Glass Containers - 0.2%
Ess Dee Aluminium Ltd.	345,923	3,574,038
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
Service Corp. International	178,700	2,498,226
StoneMor Partners LP	10,000	277,500
		2,775,726
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
MBF Healthcare Acquisition Corp. unit	396,800	3,237,888
FOOD & STAPLES RETAILING - 0.6%
Drug Retail - 0.6%
CVS Corp.	331,628	12,780,943
FOOD PRODUCTS - 1.4%
Agricultural Products - 0.3%
Nutreco Holding NV	94,200	7,049,880
Packaged Foods & Meats - 1.1%
BioMar Holding AS	37,960	2,263,014
Cermaq ASA (d)	435,900	7,480,873
China Mengniu Dairy Co. Ltd.	722,000	2,357,800
Leroy Seafood Group ASA	50,000	1,069,510
Marine Harvest ASA (a)(d)	5,920,000	6,557,273
Synear Food Holdings Ltd.	1,650,000	1,833,993
Want Want Holdings Ltd.	700,000	1,610,000
		23,172,463
TOTAL FOOD PRODUCTS		30,222,343
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 12.5%
Health Care Equipment - 10.1%
Abaxis, Inc. (a)	84,500	$ 1,934,205
Advanced Medical Optics, Inc. (a)	68,200	2,393,820
American Medical Systems Holdings, Inc. (a)	112,400	2,108,624
ArthroCare Corp. (a)	161,800	7,130,526
Aspect Medical Systems, Inc. (a)	686,235	11,110,145
Baxter International, Inc.	408,300	23,207,772
Becton, Dickinson & Co.	761,700	58,079,625
BioLase Technology, Inc. (a)	160,800	964,800
C.R. Bard, Inc.	514,500	43,428,945
Cytyc Corp. (a)	122,900	5,196,212
Electro-Optical Sciences, Inc. (a)	102,911	587,622
Electro-Optical Sciences, Inc. (a)(f)	612,189	3,495,599
Gen-Probe, Inc. (a)	59,400	3,212,946
Gyrus Group PLC (a)	115,100	1,156,013
Hologic, Inc. (a)	53,300	2,882,997
I-Flow Corp. (a)	41,000	642,880
Insulet Corp.	31,000	459,420
Intuitive Surgical, Inc. (a)	16,300	2,243,369
IRIS International, Inc. (a)	87,200	1,201,616
Kyphon, Inc. (a)	202,000	9,592,980
Mentor Corp.	83,300	3,368,652
Mindray Medical International Ltd. sponsored ADR	8,900	253,650
Minrad International, Inc. (a)	188,600	1,141,030
Orthofix International NV (a)	23,300	1,101,857
Phonak Holding AG	28,350	2,708,378
Respironics, Inc. (a)	233,300	10,300,195
Sirona Dental Systems, Inc.	89,200	3,090,780
St. Jude Medical, Inc. (a)	187,900	8,021,451
The Spectranetics Corp. (a)	195,000	1,875,900
Thermogenesis Corp. (a)	376,000	1,018,960
Thoratec Corp. (a)	117,300	2,323,713
TomoTherapy, Inc.	7,600	171,608
Varian Medical Systems, Inc. (a)	105,200	4,239,560
William Demant Holding AS (a)	11,600	1,184,005
		221,829,855
Health Care Supplies - 2.4%
Align Technology, Inc. (a)	152,900	3,484,591
Cooper Companies, Inc.	57,800	3,187,092
DJO, Inc. (a)	222,720	8,688,307
Inverness Medical Innovations, Inc. (a)	649,153	30,958,107
Lifecore Biomedical, Inc. (a)	14,100	248,724
Merit Medical Systems, Inc. (a)	194,873	2,231,296
Microtek Medical Holdings, Inc. (a)	278,872	1,277,234

	Shares	Value
Shandong Weigao Group Medical Polymer Co. Ltd.	788,000	$ 1,493,542
West Pharmaceutical Services, Inc.	23,500	1,195,210
		52,764,103
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		274,593,958
HEALTH CARE PROVIDERS & SERVICES - 20.7%
Health Care Distributors & Services - 3.5%
Cardinal Health, Inc.	247,200	17,912,112
Chindex International, Inc. (a)	10,800	226,260
Henry Schein, Inc. (a)	71,100	3,805,983
McKesson Corp.	670,400	42,322,352
Profarma Distribuidora de Produtos Farmaceuticos SA	800,000	12,276,939
		76,543,646
Health Care Facilities - 4.8%
Acibadem Saglik Hizmetleri AS	533,340	6,841,325
Apollo Hospitals Enterprise Ltd.	334,171	4,160,274
Bangkok Dusit Medical Service PCL (For. Reg.)	1,025,000	1,205,447
Brookdale Senior Living, Inc.	1,040,000	49,098,400
Bumrungrad Hospital PCL (For. Reg.)	5,478,400	7,351,965
Capital Senior Living Corp. (a)	378,300	4,206,696
Community Health Systems, Inc. (a)	121,800	4,643,016
Emeritus Corp. (a)	164,200	5,870,150
Five Star Quality Care, Inc. (a)(d)	302,900	2,471,664
HealthSouth Corp. (a)(d)	179,500	3,726,420
LifePoint Hospitals, Inc. (a)	1,600	64,944
Sun Healthcare Group, Inc. (a)	817,800	11,694,540
VCA Antech, Inc. (a)	92,400	3,657,192
		104,992,033
Health Care Services - 5.1%
Cross Country Healthcare, Inc. (a)	31,600	550,156
Diagnosticos da America SA (a)	921,000	21,694,560
Emergency Medical Services Corp. Class A (a)	100	3,486
Express Scripts, Inc. (a)	313,248	31,982,621
HAPC, Inc. unit	627,500	4,078,750
Health Grades, Inc. (a)	1,161,419	7,456,310
Healthways, Inc. (a)	152,900	7,128,198
HMS Holdings Corp. (a)	206,900	4,243,519
LHC Group, Inc. (a)(d)	401,919	11,800,342
Nighthawk Radiology Holdings, Inc. (a)(d)	626,948	11,379,106
Omnicare, Inc.	227,800	8,524,276
Rural/Metro Corp. (a)	394,049	2,754,403
		111,595,727
Managed Health Care - 7.3%
Health Net, Inc. (a)	129,100	7,369,028
Healthspring, Inc. (a)	58,600	1,431,012
Humana, Inc. (a)	373,700	23,188,085
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
UnitedHealth Group, Inc.	1,789,720	$ 98,022,964
WellPoint, Inc. (a)	385,400	31,375,414
		161,386,503
TOTAL HEALTH CARE PROVIDERS & SERVICES		454,517,909
HEALTH CARE TECHNOLOGY - 1.8%
Health Care Technology - 1.8%
Allscripts Healthcare Solutions, Inc. (a)(d)	410,300	10,076,968
Cerner Corp. (a)	256,300	14,560,403
Eclipsys Corp. (a)	252,800	5,152,064
Systems Xcellence, Inc. (a)	17,875	455,295
Vital Images, Inc. (a)	56,590	1,561,318
WebMD Health Corp. Class A (a)(d)	161,089	8,096,333
		39,902,381
HOTELS, RESTAURANTS & LEISURE - 0.3%
Leisure Facilities - 0.3%
Life Time Fitness, Inc. (a)	133,900	6,853,002
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Tyco International Ltd.	26,200	874,032
INSURANCE - 1.3%
Life & Health Insurance - 1.3%
MetLife, Inc.	48,800	3,318,400
Prudential Financial, Inc.	87,800	8,957,356
Universal American Financial Corp. (a)	722,027	15,328,633
		27,604,389
LIFE SCIENCES TOOLS & SERVICES - 5.6%
Life Sciences Tools & Services - 5.6%
Advanced Magnetics, Inc. (a)	358,500	22,610,595
Bio-Rad Laboratories, Inc. Class A (a)	20,900	1,561,230
Covance, Inc. (a)	71,900	4,784,945
Exelixis, Inc. (a)	457,600	5,070,208
Illumina, Inc. (a)	143,255	4,674,411
Medivation, Inc. (a)	53,500	939,995
Millipore Corp. (a)	184,830	13,819,739
PerkinElmer, Inc.	1,087,600	28,832,276
Pharmaceutical Product Development, Inc.	119,500	4,361,750
PRA International (a)	72,600	1,675,608
QIAGEN NV (a)	228,900	3,985,149
Techne Corp. (a)	10,800	644,652
Thermo Fisher Scientific, Inc. (a)	555,000	30,303,000
		123,263,558
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Pall Corp.	27,500	1,230,625

	Shares	Value
MULTI-UTILITIES - 0.2%
Multi-Utilities - 0.2%
Veolia Environnement sponsored ADR	59,800	$ 5,019,612
PERSONAL PRODUCTS - 2.0%
Personal Products - 2.0%
Bare Escentuals, Inc.	537,200	22,535,540
Hengan International Group Co. Ltd.	5,448,000	18,593,619
Physicians Formula Holdings, Inc.	167,100	2,890,830
		44,019,989
PHARMACEUTICALS - 35.3%
Pharmaceuticals - 35.3%
Abbott Laboratories	47,400	2,670,990
Adams Respiratory Therapeutics, Inc. (a)(d)	479,205	21,947,589
Akorn, Inc. (a)	142,500	998,925
Alexza Pharmaceuticals, Inc. (a)	102,895	996,024
Allergan, Inc.	446,100	55,552,833
Alpharma, Inc. Class A	79,200	1,924,560
Barr Pharmaceuticals, Inc. (a)	365,500	19,488,460
BioMimetic Therapeutics, Inc.	262,843	4,799,513
Bristol-Myers Squibb Co.	2,374,800	71,980,188
Cadence Pharmaceuticals, Inc. (d)	14,000	203,840
China Shineway Pharmaceutical Group Ltd.	492,000	396,950
Chugai Pharmaceutical Co. Ltd.	86,300	1,762,020
Collagenex Pharmaceuticals, Inc. (a)	220,000	2,329,800
Eczacibasi ILAC Sanayi TAS (a)	250,000	1,148,008
Elan Corp. PLC sponsored ADR (a)	20,800	410,176
Endo Pharmaceuticals Holdings, Inc. (a)	159,200	5,622,944
Eurand NV (a)	243,900	3,765,816
Inspire Pharmaceuticals, Inc. (a)	198,600	1,177,698
Javelin Pharmaceuticals, Inc. (a)	554,586	3,987,473
Jazz Pharmaceuticals, Inc.	76,400	1,375,200
Johnson & Johnson	2,490,284	157,560,269
Merck & Co., Inc.	3,092,100	162,180,643
Nastech Pharmaceutical Co., Inc. (a)(d)	306,272	3,687,515
Nexmed, Inc. (a)	2,236,374	3,801,836
Penwest Pharmaceuticals Co. (a)(d)	138,000	1,794,000
Perrigo Co.	53,700	1,050,372
Pfizer, Inc.	3,394,610	93,317,829
Roche Holding AG (participation certificate)	42,282	7,767,203
Schering-Plough Corp. (d)	939,500	30,759,230
Shire PLC	48,900	1,136,925
Shire PLC sponsored ADR	342,300	23,875,425
Sirtris Pharmaceuticals, Inc.	10,500	135,345
Valeant Pharmaceuticals International	118,200	1,866,378
Wyeth	1,263,470	73,079,105
Xenoport, Inc. (a)	230,641	10,148,204
		774,699,286
Common Stocks - continued
	Shares	Value
SOFTWARE - 0.3%
Systems Software - 0.3%
Quality Systems, Inc.	151,000	$ 6,183,450
TOTAL COMMON STOCKS (Cost $1,652,448,986)		2,162,221,997
Convertible Bonds - 0.1%
	Principal Amount
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (e) (Cost $2,190,000)	$ 2,190,000	2,387,100
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 5.33% (b)	34,058,773	34,058,773
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	67,115,653	67,115,653
TOTAL MONEY MARKET FUNDS (Cost $101,174,426)		101,174,426
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,755,813,412)	2,265,783,523
NET OTHER ASSETS - (3.2)%	(69,983,781)
NET ASSETS - 100%	$ 2,195,799,742
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,387,100 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,305,364 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CytRx Corp.	4/18/07	$ 565,794
Electro-Optical Sciences, Inc.	5/1/07 - 5/2/07	$ 2,726,291
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 245,532
Fidelity Securities Lending Cash Central Fund	154,756
Total	$ 400,288
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,756,840,047. Net unrealized appreciation aggregated $508,943,476, of which $532,264,380 related to appreciated investment securities and $23,320,904 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Home Finance Portfolio

May 31, 2007

1.802175.103

SAV-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CAPITAL MARKETS - 1.3%
Asset Management & Custody Banks - 1.3%
EFG International (a)	11,540	$ 567,247
Investors Financial Services Corp.	45,950	2,826,844
		3,394,091
COMMERCIAL BANKS - 9.7%
Diversified Banks - 6.1%
HDFC Bank Ltd. sponsored ADR	14,500	1,231,775
ICICI Bank Ltd. sponsored ADR (d)	25,400	1,207,770
Wachovia Corp.	44,015	2,385,173
Wells Fargo & Co.	295,800	10,675,422
		15,500,140
Regional Banks - 3.6%
Center Financial Corp., California	16,788	289,089
Colonial Bancgroup, Inc.	96,500	2,435,660
Commerce Bancorp, Inc.	140,200	4,839,704
EuroBancshares, Inc. (a)	31,908	294,511
PNC Financial Services Group, Inc.	16,100	1,188,180
		9,047,144
TOTAL COMMERCIAL BANKS		24,547,284
CONSUMER FINANCE - 4.0%
Consumer Finance - 4.0%
American Express Co.	44,200	2,872,116
Capital One Financial Corp. (d)	89,502	7,140,470
		10,012,586
DIVERSIFIED FINANCIAL SERVICES - 2.8%
Other Diversifed Financial Services - 2.8%
Bank of America Corp.	59,500	3,017,245
Citigroup, Inc.	53,400	2,909,766
JPMorgan Chase & Co.	24,200	1,254,286
		7,181,297
INSURANCE - 4.2%
Property & Casualty Insurance - 4.2%
Fidelity National Financial, Inc. Class A	163,829	4,593,765
First American Corp., California	113,100	6,056,505
		10,650,270
Reinsurance - 0.0%
RenaissanceRe Holdings Ltd.	1,003	58,866
TOTAL INSURANCE		10,709,136

	Shares	Value
IT SERVICES - 1.1%
Data Processing & Outsourced Services - 1.1%
Fidelity National Information Services, Inc.	50,632	$ 2,730,077
REAL ESTATE INVESTMENT TRUSTS - 2.7%
Mortgage REITs - 2.7%
Annaly Capital Management, Inc.	345,500	5,334,520
CapitalSource, Inc. (d)	50,813	1,336,382
HomeBanc Mortgage Corp., Georgia	103,100	210,324
		6,881,226
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Management & Development - 0.2%
Move, Inc. (a)	95,590	401,478
THRIFTS & MORTGAGE FINANCE - 73.6%
Thrifts & Mortgage Finance - 73.6%
Accredited Home Lenders Holding Co. (a)(d)	58,700	821,213
Astoria Financial Corp.	137,900	3,676,414
Bank Mutual Corp.	61,900	732,277
BankUnited Financial Corp. Class A (d)	182,200	4,176,024
Beverly Hills Bancorp, Inc.	50,000	371,500
Brookline Bancorp, Inc., Delaware	64,900	774,906
Clayton Holdings, Inc. (a)	11,674	168,106
Countrywide Financial Corp.	777,700	30,283,638
Dime Community Bancshares, Inc.	30,500	411,750
Downey Financial Corp. (d)	16,600	1,208,314
Fannie Mae	491,000	31,384,721
First Niagara Financial Group, Inc.	112,600	1,544,872
FirstFed Financial Corp., Delaware (a)(d)	94,200	6,073,074
Flagstar Bancorp, Inc.	73,800	949,068
Freddie Mac	206,200	13,772,098
Hudson City Bancorp, Inc.	804,200	10,607,398
IndyMac Bancorp, Inc. (d)	25,800	866,364
MAF Bancorp., Inc.	200	10,776
MGIC Investment Corp.	183,300	11,914,500
New York Community Bancorp, Inc. (d)	344,837	6,027,751
NewAlliance Bancshares, Inc.	133,700	2,155,244
NexCen Brands, Inc. (a)	68,100	870,318
People's United Financial, Inc.	320,580	6,472,510
PFF Bancorp, Inc.	23,700	711,237
Provident Financial Services, Inc. (d)	65,100	1,093,680
Radian Group, Inc.	220,500	13,648,950
Sovereign Bancorp, Inc. (d)	265,843	6,178,191
The PMI Group, Inc.	111,657	5,520,322
Triad Guaranty, Inc. (a)	42,500	1,895,075
Trustco Bank Corp., New York (d)	80,000	776,800
Washington Federal, Inc.	145,612	3,651,949
Washington Mutual, Inc.	314,300	13,741,196
Common Stocks - continued
	Shares	Value
THRIFTS & MORTGAGE FINANCE - CONTINUED
Thrifts & Mortgage Finance - continued
Webster Financial Corp.	61,700	$ 2,775,883
Westfield Financial, Inc.	60,900	630,924
		185,897,043
TOTAL COMMON STOCKS (Cost $196,814,729)		251,754,218
Money Market Funds - 10.5%

Fidelity Cash Central Fund, 5.33% (b)	1,558,485	1,558,485
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	25,107,464	25,107,464
TOTAL MONEY MARKET FUNDS (Cost $26,665,949)		26,665,949
TOTAL INVESTMENT PORTFOLIO - 110.1% (Cost $223,480,678)	278,420,167
NET OTHER ASSETS - (10.1)%	(25,655,281)
NET ASSETS - 100%	$ 252,764,886
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,175
Fidelity Securities Lending Cash Central Fund	72,265
Total	$ 106,440
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $226,349,317. Net unrealized appreciation aggregated $52,070,850, of which $56,094,774 related to appreciated investment securities and $4,023,924 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Equipment Portfolio

May 31, 2007

1.802176.103

INE-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
AEROSPACE & DEFENSE - 19.1%
Aerospace & Defense - 19.1%
DRS Technologies, Inc.	4,200	$ 215,670
General Dynamics Corp.	19,200	1,540,608
Goodrich Corp.	9,300	553,257
Honeywell International, Inc.	64,700	3,746,777
Precision Castparts Corp.	11,300	1,351,028
Raytheon Co.	37,700	2,096,120
Rockwell Collins, Inc.	10,000	706,700
United Technologies Corp.	94,400	6,659,920
		16,870,080
BUILDING PRODUCTS - 3.5%
Building Products - 3.5%
American Standard Companies, Inc.	38,300	2,289,574
Masco Corp.	26,500	800,565
		3,090,139
COMMERCIAL SERVICES & SUPPLIES - 1.8%
Diversified Commercial & Professional Services - 1.8%
The Brink's Co.	23,700	1,562,541
CONSTRUCTION & ENGINEERING - 2.4%
Construction & Engineering - 2.4%
Fluor Corp.	9,800	1,020,180
Foster Wheeler Ltd. (a)	3,900	403,806
Granite Construction, Inc.	2,000	136,980
Jacobs Engineering Group, Inc. (a)	7,000	405,650
Shaw Group, Inc. (a)	5,200	210,392
		2,177,008
ELECTRICAL EQUIPMENT - 9.7%
Electrical Components & Equipment - 8.7%
AMETEK, Inc.	24,850	937,839
Cooper Industries Ltd. Class A	32,100	1,719,918
Emerson Electric Co.	98,000	4,748,100
Roper Industries, Inc.	5,200	303,472
		7,709,329
Heavy Electrical Equipment - 1.0%
ABB Ltd. sponsored ADR	41,900	899,593
TOTAL ELECTRICAL EQUIPMENT		8,608,922
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
Electronic Equipment & Instruments - 0.4%
Itron, Inc. (a)	6,100	412,665
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
Halliburton Co.	12,600	452,970

	Shares	Value
INDUSTRIAL CONGLOMERATES - 32.1%
Industrial Conglomerates - 32.1%
3M Co.	48,800	$ 4,292,448
General Electric Co.	393,850	14,800,883
McDermott International, Inc. (a)	6,000	468,000
Siemens AG sponsored ADR	3,700	488,400
Textron, Inc.	13,300	1,427,090
Tyco International Ltd.	206,400	6,885,504
		28,362,325
MACHINERY - 25.1%
Construction & Farm Machinery & Heavy Trucks - 9.7%
Bucyrus International, Inc. Class A	24,100	1,709,895
Caterpillar, Inc.	25,900	2,035,222
Cummins, Inc.	12,200	1,149,606
Joy Global, Inc.	12,200	690,886
Manitowoc Co., Inc.	3,700	280,386
Oshkosh Truck Co. (d)	35,200	2,171,488
Terex Corp. (a)	5,900	500,143
		8,537,626
Industrial Machinery - 15.4%
Actuant Corp. Class A	7,500	417,225
Danaher Corp.	37,000	2,719,500
Donaldson Co., Inc.	9,100	332,423
Dover Corp.	24,200	1,211,210
Flowserve Corp.	18,800	1,304,908
Harsco Corp.	11,900	633,794
IDEX Corp.	18,750	706,875
Illinois Tool Works, Inc. (d)	69,700	3,674,584
ITT Corp.	10,000	673,000
KCI Konecranes Oyj	10,350	435,898
SPX Corp.	17,500	1,537,725
		13,647,142
TOTAL MACHINERY		22,184,768
MARINE - 0.5%
Marine - 0.5%
Kirby Corp. (a)	11,800	472,236
METALS & MINING - 1.0%
Steel - 1.0%
Arcelor Mittal	14,300	857,857
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
CONSOL Energy, Inc.	9,000	437,310
ROAD & RAIL - 0.5%
Trucking - 0.5%
Old Dominion Freight Lines, Inc. (a)	13,300	415,359
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 1.1%
Trading Companies & Distributors - 1.1%
W.W. Grainger, Inc.	4,300	$ 378,615
WESCO International, Inc. (a)	8,900	576,898
		955,513
TOTAL COMMON STOCKS (Cost $67,365,738)		86,859,693
Money Market Funds - 7.6%

Fidelity Cash Central Fund, 5.33% (b)	2,602,220	2,602,220
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	4,076,000	4,076,000
TOTAL MONEY MARKET FUNDS (Cost $6,678,220)		6,678,220
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $74,043,958)	93,537,913
NET OTHER ASSETS - (5.8)%	(5,109,053)
NET ASSETS - 100%	$ 88,428,860
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,338
Fidelity Securities Lending Cash Central Fund	2,894
Total	$ 11,232
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $74,093,794. Net unrealized appreciation aggregated $19,444,119, of which $19,491,504 related to appreciated investment securities and $47,385 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrials Portfolio

May 31, 2007

1.802164.103

CYC-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
AEROSPACE & DEFENSE - 17.4%
Aerospace & Defense - 17.4%
General Dynamics Corp.	21,700	$ 1,741,208
Honeywell International, Inc.	73,900	4,279,549
Raytheon Co.	35,700	1,984,920
Spirit AeroSystems Holdings, Inc. Class A	12,600	439,866
United Technologies Corp.	100,701	7,104,456
		15,549,999
AIR FREIGHT & LOGISTICS - 0.9%
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	14,400	780,192
AIRLINES - 1.5%
Airlines - 1.5%
Delta Air Lines, Inc. (a)	16,378	312,001
UAL Corp. (a)	14,700	577,122
US Airways Group, Inc. (a)	13,800	491,970
		1,381,093
AUTO COMPONENTS - 0.8%
Auto Parts & Equipment - 0.8%
Johnson Controls, Inc.	6,700	734,990
BUILDING PRODUCTS - 2.3%
Building Products - 2.3%
American Standard Companies, Inc.	12,900	771,162
Masco Corp.	42,910	1,296,311
		2,067,473
CHEMICALS - 2.6%
Fertilizers & Agricultural Chemicals - 0.9%
Agrium, Inc.	21,100	813,853
Industrial Gases - 1.2%
Airgas, Inc.	24,300	1,036,152
Specialty Chemicals - 0.5%
Minerals Technologies, Inc.	7,000	445,270
TOTAL CHEMICALS		2,295,275
COMMERCIAL SERVICES & SUPPLIES - 4.9%
Diversified Commercial & Professional Services - 1.7%
The Brink's Co.	23,764	1,566,761
Environmental & Facility Services - 3.2%
Allied Waste Industries, Inc.	102,300	1,376,958
Waste Management, Inc.	37,800	1,461,726
		2,838,684
TOTAL COMMERCIAL SERVICES & SUPPLIES		4,405,445
COMMUNICATIONS EQUIPMENT - 0.5%
Communications Equipment - 0.5%
Harris Corp.	8,400	419,328

	Shares	Value
CONSTRUCTION & ENGINEERING - 7.6%
Construction & Engineering - 7.6%
Chicago Bridge & Iron Co. NV (NY Shares)	13,700	$ 533,752
Fluor Corp.	12,400	1,290,840
Foster Wheeler Ltd. (a)	6,000	621,240
Granite Construction, Inc.	12,600	862,974
Infrasource Services, Inc. (a)	5,400	195,480
Jacobs Engineering Group, Inc. (a)	14,100	817,095
Quanta Services, Inc. (a)	10,500	315,105
Shaw Group, Inc. (a)	38,600	1,561,756
Washington Group International, Inc. (a)	6,500	546,000
		6,744,242
ELECTRICAL EQUIPMENT - 7.8%
Electrical Components & Equipment - 6.0%
AMETEK, Inc.	17,950	677,433
Cooper Industries Ltd. Class A	28,800	1,543,104
Emerson Electric Co.	63,600	3,081,420
		5,301,957
Heavy Electrical Equipment - 1.8%
ABB Ltd. sponsored ADR	65,800	1,412,726
Suzlon Energy Ltd.	7,096	226,554
		1,639,280
TOTAL ELECTRICAL EQUIPMENT		6,941,237
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
Itron, Inc. (a)	6,600	446,490
HOUSEHOLD DURABLES - 1.2%
Home Furnishings - 0.7%
Leggett & Platt, Inc. (e)	25,252	617,916
Household Appliances - 0.5%
Black & Decker Corp.	4,900	462,707
TOTAL HOUSEHOLD DURABLES		1,080,623
INDUSTRIAL CONGLOMERATES - 21.8%
Industrial Conglomerates - 21.8%
3M Co.	37,500	3,298,500
General Electric Co.	240,501	9,038,028
Siemens AG sponsored ADR	6,800	897,600
Textron, Inc.	12,200	1,309,060
Tyco International Ltd.	146,445	4,885,405
		19,428,593
MACHINERY - 13.5%
Construction & Farm Machinery & Heavy Trucks - 3.0%
Bucyrus International, Inc. Class A	8,434	598,392
Cummins, Inc.	11,400	1,074,222
Oshkosh Truck Co. (e)	16,700	1,030,223
		2,702,837
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - 10.5%
Danaher Corp.	36,100	$ 2,653,350
Donaldson Co., Inc.	6,900	252,057
Dover Corp.	26,800	1,341,340
Flowserve Corp.	15,800	1,096,678
IDEX Corp.	21,100	795,470
Illinois Tool Works, Inc.	38,300	2,019,176
SPX Corp.	13,198	1,159,708
		9,317,779
TOTAL MACHINERY		12,020,616
MARINE - 0.9%
Marine - 0.9%
Kirby Corp. (a)	20,700	828,414
METALS & MINING - 3.8%
Aluminum - 0.5%
Alcoa, Inc.	10,800	445,824
Diversified Metals & Mining - 0.8%
Titanium Metals Corp.	19,300	667,780
Steel - 2.5%
Arcelor Mittal	13,300	797,867
Carpenter Technology Corp.	3,700	490,509
Reliance Steel & Aluminum Co.	15,600	957,372
		2,245,748
TOTAL METALS & MINING		3,359,352
OIL, GAS & CONSUMABLE FUELS - 1.0%
Coal & Consumable Fuels - 1.0%
Massey Energy Co.	16,400	475,272
Peabody Energy Corp.	8,700	470,148
		945,420
PAPER & FOREST PRODUCTS - 0.3%
Forest Products - 0.3%
Louisiana-Pacific Corp.	11,900	243,950
ROAD & RAIL - 8.5%
Railroads - 5.3%
Burlington Northern Santa Fe Corp.	25,900	2,412,067
Union Pacific Corp.	19,200	2,317,056
		4,729,123
Trucking - 3.2%
Landstar System, Inc.	20,218	983,808
Old Dominion Freight Lines, Inc. (a)	28,857	901,204
Ryder System, Inc.	18,200	981,344
		2,866,356
TOTAL ROAD & RAIL		7,595,479

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 1.0%
Trading Companies & Distributors - 1.0%
UAP Holding Corp.	11,359	$ 334,636
WESCO International, Inc. (a)	8,700	563,934
		898,570
TOTAL COMMON STOCKS (Cost $74,680,681)		88,166,781
Nonconvertible Bonds - 0.0%
	Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (d) (Cost $19,365)	$ 670,000	46,900
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 5.33% (b)	1,607,553	1,607,553
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	946,500	946,500
TOTAL MONEY MARKET FUNDS (Cost $2,554,053)		2,554,053
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $77,254,099)	90,767,734
NET OTHER ASSETS - (1.7)%	(1,559,090)
NET ASSETS - 100%	$ 89,208,644
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,993
Fidelity Securities Lending Cash Central Fund	189
Total	$ 7,182
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $77,327,017. Net unrealized appreciation aggregated $13,440,717, of which $13,923,684 related to appreciated investment securities and $482,967 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Insurance Portfolio

May 31, 2007

1.802178.103

PRC-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
BUILDING PRODUCTS - 0.3%
Building Products - 0.3%
PGT, Inc.	77,000	$ 898,590
CAPITAL MARKETS - 0.4%
Asset Management & Custody Banks - 0.4%
Ameriprise Financial, Inc.	15,500	974,175
INSURANCE - 98.9%
Insurance Brokers - 2.6%
Brown & Brown, Inc.	25,100	654,106
Hilb Rogal & Hobbs Co.	19,700	854,783
Life Partners Holdings, Inc.	2,000	36,460
National Financial Partners Corp. (d)	48,900	2,289,987
Willis Group Holdings Ltd.	63,100	2,922,161
		6,757,497
Life & Health Insurance - 20.3%
AFLAC, Inc.	168,000	8,880,480
Lincoln National Corp.	89,530	6,490,925
MetLife, Inc. (d)	281,200	19,121,600
Old Mutual plc	158,100	542,182
Principal Financial Group, Inc.	23,700	1,440,960
Protective Life Corp.	12,800	640,384
Prudential Financial, Inc.	139,400	14,221,588
StanCorp Financial Group, Inc.	19,300	981,598
T&D Holdings, Inc.	19,350	1,308,442
		53,628,159
Multi-Line Insurance - 32.0%
American International Group, Inc.	887,700	64,216,218
Assurant, Inc.	36,800	2,187,760
AXA SA sponsored ADR	18,700	817,003
Genworth Financial, Inc. Class A (non-vtg.)	40,300	1,454,830
Hartford Financial Services Group, Inc.	123,800	12,772,446
Loews Corp.	59,100	3,015,873
		84,464,130
Property & Casualty Insurance - 31.3%
21st Century Holding Co.	12,200	139,446
ACE Ltd.	211,949	13,049,700
Admiral Group PLC	213,400	4,128,138
Alleghany Corp.	1,472	550,830
Allied World Assurance Co. Holdings Ltd.	38,100	1,930,146
Allstate Corp.	124,500	7,656,750
AMBAC Financial Group, Inc.	50	4,481
American Safety Insurance Group Ltd. (a)	77,870	1,652,401
Aspen Insurance Holdings Ltd.	64,900	1,760,088
Axis Capital Holdings Ltd.	241,700	9,564,069
Berkshire Hathaway, Inc. Class A (a)	11	1,204,390
First American Corp., California	32,900	1,761,795
First Mercury Financial Corp.	57,700	1,081,298
Infinity Property & Casualty Corp.	9,500	501,885
MBIA, Inc.	42,100	2,801,755

	Shares	Value
Navigators Group, Inc. (a)	63,300	$ 3,133,983
Samsung Fire & Marine Insurance Co. Ltd.	7,420	1,339,566
Specialty Underwriters' Alliance, Inc. (a)	78,500	631,925
The Chubb Corp.	239,858	13,161,008
The Travelers Companies, Inc.	167,391	9,067,570
Tower Group, Inc.	22,400	709,184
United America Indemnity Ltd. Class A (a)	92,091	2,301,354
W.R. Berkley Corp.	129,901	4,278,939
		82,410,701
Reinsurance - 12.7%
Endurance Specialty Holdings Ltd.	186,500	7,428,295
Everest Re Group Ltd.	53,900	5,779,697
Greenlight Capital Re, Ltd.	500	11,850
IPC Holdings Ltd.	101,100	3,154,320
Max Capital Group Ltd.	34,400	977,304
Montpelier Re Holdings Ltd.	183,300	3,363,555
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	5,000	941,212
PartnerRe Ltd.	56,600	4,346,880
Platinum Underwriters Holdings Ltd.	139,925	4,819,017
RenaissanceRe Holdings Ltd.	26,695	1,566,730
Swiss Reinsurance Co. (Reg.)	7,976	759,371
Transatlantic Holdings, Inc.	6,262	448,735
		33,596,966
TOTAL INSURANCE		260,857,453
SOFTWARE - 0.2%
Application Software - 0.2%
Solera Holdings, Inc.	25,500	450,075
TOTAL COMMON STOCKS (Cost $194,681,521)		263,180,293
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 5.33% (b)	1,864,594	1,864,594
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	19,666,150	19,666,150
TOTAL MONEY MARKET FUNDS (Cost $21,530,744)		21,530,744
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $216,212,265)	284,711,037
NET OTHER ASSETS - (8.0)%	(21,003,033)
NET ASSETS - 100%	$ 263,708,004
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,263
Fidelity Securities Lending Cash Central Fund	18,058
Total	$ 36,321
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $216,994,222. Net unrealized appreciation aggregated $67,716,815, of which $68,288,885 related to appreciated investment securities and $572,070 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select IT Services Portfolio

May 31, 2007

1.802158.103

BSO-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 4.3%
Diversified Commercial & Professional Services - 4.3%
CoStar Group, Inc. (a)	2,500	$ 135,650
Equifax, Inc.	42,450	1,784,174
IHS, Inc. Class A (a)	4,800	192,912
		2,112,736
COMPUTERS & PERIPHERALS - 1.8%
Computer Hardware - 0.2%
Dell, Inc. (a)	4,200	112,854
Computer Storage & Peripherals - 1.6%
Hypercom Corp. (a)	127,700	772,585
TOTAL COMPUTERS & PERIPHERALS		885,439
INTERNET SOFTWARE & SERVICES - 4.1%
Internet Software & Services - 4.1%
CyberSource Corp. (a)	134,500	1,767,330
Goldleaf Financial Solutions, Inc. (a)	3,400	20,026
Online Resources Corp. (a)	20,500	254,815
		2,042,171
IT SERVICES - 77.2%
Data Processing & Outsourced Services - 63.9%
Affiliated Computer Services, Inc. Class A (a)	19,800	1,155,330
Alliance Data Systems Corp. (a)	600	46,752
Authorize.Net Holdings, Inc. (a)	39,100	639,676
Automatic Data Processing, Inc.	34,400	1,709,680
Broadridge Financial Solutions, Inc. (a)	1,125	22,770
Ceridian Corp. (a)	100	3,537
CheckFree Corp. (a)	5,200	204,100
Computer Sciences Corp. (a)	7,200	398,880
Convergys Corp. (a)	3,700	95,238
CSG Systems International, Inc. (a)	3,300	91,740
DST Systems, Inc. (a)	500	41,865
Electronic Clearing House, Inc. (a)	75,800	931,582
Electronic Data Systems Corp.	71,100	2,048,391
Fidelity National Information Services, Inc.	57,600	3,105,792
First Data Corp.	14,400	470,880
Fiserv, Inc. (a)	37,700	2,233,725
Global Cash Access Holdings, Inc. (a)	5,400	87,750
Global Payments, Inc.	6,300	252,252
Heartland Payment Systems, Inc.	100	2,545
Hewitt Associates, Inc. Class A (a)	1,900	57,038
Iron Mountain, Inc. (a)	10,950	301,016
Mastercard, Inc. Class A	51,700	7,731,734
MoneyGram International, Inc.	62,800	1,829,992
Paychex, Inc. (d)	84,587	3,417,315
Syntel, Inc.	3,000	103,860
The Western Union Co.	207,100	4,649,395

	Shares	Value
VeriFone Holdings, Inc. (a)	600	$ 20,778
WNS Holdings Ltd. ADR	2,500	67,725
Wright Express Corp. (a)	1,100	38,577
		31,759,915
IT Consulting & Other Services - 13.3%
Accenture Ltd. Class A	45,300	1,854,582
BearingPoint, Inc. (a)	47,000	347,330
CACI International, Inc. Class A (a)	5,200	268,060
Cognizant Technology Solutions Corp. Class A (a)	45,408	3,567,252
MPS Group, Inc. (a)	4,200	57,750
Sapient Corp. (a)	1,700	12,750
Satyam Computer Services Ltd. sponsored ADR	11,200	283,808
SRA International, Inc. Class A (a)	4,800	121,872
Unisys Corp. (a)	10,200	84,864
		6,598,268
TOTAL IT SERVICES		38,358,183
LEISURE EQUIPMENT & PRODUCTS - 0.1%
Leisure Products - 0.1%
Cybex International, Inc. (a)	5,300	36,040
SOFTWARE - 6.6%
Application Software - 6.6%
EPIQ Systems, Inc. (a)	39,200	1,034,880
Fair Isaac Corp.	44,700	1,691,895
Jack Henry & Associates, Inc.	8,500	224,825
Transaction Systems Architects, Inc. Class A (a)	10,300	350,715
		3,302,315
TOTAL COMMON STOCKS (Cost $39,376,953)		46,736,884
Money Market Funds - 7.6%

Fidelity Cash Central Fund, 5.33% (b)	828,466	828,466
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	2,962,525	2,962,525
TOTAL MONEY MARKET FUNDS (Cost $3,790,991)		3,790,991
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $43,167,944)	50,527,875
NET OTHER ASSETS - (1.7)%	(837,557)
NET ASSETS - 100%	$ 49,690,318
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,403
Fidelity Securities Lending Cash Central Fund	4,392
Total	$ 15,795
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $43,233,933. Net unrealized appreciation aggregated $7,293,942, of which $7,950,594 related to appreciated investment securities and $656,652 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Leisure Portfolio

May 31, 2007

1.802179.103

LEI-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 10.0%
Education Services - 7.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	187,200	$ 8,979,984
Career Education Corp. (a)	94,500	3,295,215
Corinthian Colleges, Inc. (a)	156,200	2,282,082
ITT Educational Services, Inc. (a)	15,900	1,799,721
Strayer Education, Inc.	30,800	3,854,928
		20,211,930
Specialized Consumer Services - 2.2%
Regis Corp.	80,300	3,201,561
Weight Watchers International, Inc.	50,200	2,621,444
		5,823,005
TOTAL DIVERSIFIED CONSUMER SERVICES		26,034,935
HOTELS, RESTAURANTS & LEISURE - 82.8%
Casinos & Gaming - 18.6%
Aristocrat Leisure Ltd.	218,163	2,782,344
Harrah's Entertainment, Inc.	99,100	8,468,095
International Game Technology	267,400	10,746,806
Las Vegas Sands Corp. (a)(d)	125,000	9,752,500
MGM Mirage, Inc. (a)(d)	106,100	8,438,133
MTR Gaming Group, Inc. (a)	82,400	1,298,624
Multimedia Games, Inc. (a)	600	7,620
Penn National Gaming, Inc. (a)	128,000	6,839,040
		48,333,162
Hotels, Resorts & Cruise Lines - 22.6%
Accor SA	15,900	1,478,556
Carnival Corp. unit	232,300	11,717,212
Hilton Hotels Corp.	213,600	7,593,480
Home Inns & Hotels Management, Inc. ADR (d)	20,100	589,332
InterContinental Hotel Group PLC	51,000	1,375,348
Marriott International, Inc. Class A	127,100	5,852,955
Royal Caribbean Cruises Ltd.	153,800	6,687,224
Starwood Hotels & Resorts Worldwide, Inc.	254,700	18,356,229
Wyndham Worldwide Corp. (a)	134,700	5,010,840
		58,661,176
Leisure Facilities - 2.8%
Life Time Fitness, Inc. (a)(d)	48,300	2,471,994
Speedway Motorsports, Inc.	30,300	1,222,908
Vail Resorts, Inc. (a)(d)	59,900	3,591,005
		7,285,907
Restaurants - 38.8%
Applebee's International, Inc.	24,100	631,420
Burger King Holdings, Inc.	90,100	2,306,560
Carrols Restaurant Group, Inc.	126,497	1,999,918
CEC Entertainment, Inc. (a)	61,300	2,373,536
Darden Restaurants, Inc.	178,000	8,111,460

	Shares	Value
McCormick & Schmick's Seafood Restaurants (a)	7,788	$ 219,232
McDonald's Corp.	1,000,600	50,580,330
Ruth's Chris Steak House, Inc. (a)	186,900	3,422,139
Sonic Corp. (a)	48,500	1,182,430
Starbucks Corp. (a)(d)	535,100	15,416,231
Yum! Brands, Inc.	211,900	14,349,868
		100,593,124
TOTAL HOTELS, RESTAURANTS & LEISURE		214,873,369
LEISURE EQUIPMENT & PRODUCTS - 3.2%
Leisure Products - 3.2%
Brunswick Corp.	81,700	2,812,931
MarineMax, Inc. (a)(d)	110,800	2,302,424
RC2 Corp. (a)	70,761	3,179,999
		8,295,354
MEDIA - 1.1%
Movies & Entertainment - 1.1%
Cinemark Holdings, Inc. (a)	69,700	1,348,695
Regal Entertainment Group Class A	63,700	1,457,456
		2,806,151
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
Apparel, Accessories & Luxury Goods - 1.4%
Coach, Inc. (a)	55,800	2,865,888
G-III Apparel Group Ltd. (a)	36,200	749,340
		3,615,228
TOTAL COMMON STOCKS (Cost $215,468,972)		255,625,037
Money Market Funds - 9.3%

Fidelity Cash Central Fund, 5.33% (b)	3,533,971	3,533,971
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	20,685,265	20,685,265
TOTAL MONEY MARKET FUNDS (Cost $24,219,236)		24,219,236
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $239,688,208)	279,844,273
NET OTHER ASSETS - (7.8)%	(20,283,713)
NET ASSETS - 100%	$ 259,560,560
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,061
Fidelity Securities Lending Cash Central Fund	21,657
Total	$ 57,718
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $239,690,173. Net unrealized appreciation aggregated $40,154,100, of which $45,186,565 related to appreciated investment securities and $5,032,465 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Materials Portfolio

May 31, 2007

1.802177.103

IND-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CHEMICALS - 45.9%
Commodity Chemicals - 4.1%
Celanese Corp. Class A	241,100	$ 8,773,629
Lyondell Chemical Co.	150,000	5,575,500
		14,349,129
Diversified Chemicals - 15.8%
Cabot Corp.	32,000	1,545,920
Dow Chemical Co.	343,100	15,569,878
E.I. du Pont de Nemours & Co.	411,200	21,513,983
Eastman Chemical Co.	23,400	1,548,144
FMC Corp.	20,400	1,706,664
Hercules, Inc. (a)	50,095	943,289
Huntsman Corp.	166,900	3,338,000
PPG Industries, Inc.	109,800	8,365,662
		54,531,540
Fertilizers & Agricultural Chemicals - 7.3%
Agrium, Inc.	79,200	3,054,841
Monsanto Co.	327,300	20,161,680
The Mosaic Co.	52,700	1,851,351
		25,067,872
Industrial Gases - 9.0%
Air Products & Chemicals, Inc.	146,600	11,433,334
Airgas, Inc.	150,000	6,396,000
Praxair, Inc.	196,500	13,379,685
		31,209,019
Specialty Chemicals - 9.7%
Albemarle Corp.	35,600	1,446,784
Chemtura Corp.	132,700	1,445,103
Cytec Industries, Inc.	27,100	1,611,095
Ecolab, Inc.	107,000	4,617,050
H.B. Fuller Co.	53,900	1,468,775
Lubrizol Corp.	59,900	3,936,628
Minerals Technologies, Inc.	74,600	4,745,306
Nalco Holding Co.	61,500	1,625,445
Rohm & Haas Co.	148,500	7,871,985
Sigma Aldrich Corp.	74,300	3,215,704
Valspar Corp.	53,900	1,557,171
		33,541,046
TOTAL CHEMICALS		158,698,606
CONSTRUCTION MATERIALS - 2.9%
Construction Materials - 2.9%
Martin Marietta Materials, Inc.	11,000	1,709,840
Polaris Minerals Corp. (a)(e)	370,600	3,673,253
Vulcan Materials Co.	39,600	4,739,724
		10,122,817
CONTAINERS & PACKAGING - 4.8%
Metal & Glass Containers - 2.0%
Ball Corp.	31,687	1,754,192
Crown Holdings, Inc. (a)	60,900	1,518,237

	Shares	Value
Owens-Illinois, Inc.	55,700	$ 1,893,800
Pactiv Corp. (a)	44,800	1,521,856
		6,688,085
Paper Packaging - 2.8%
Bemis Co., Inc.	44,800	1,506,624
Packaging Corp. of America	125,400	3,242,844
Smurfit-Stone Container Corp.	132,700	1,715,811
Temple-Inland, Inc.	51,400	3,238,200
		9,703,479
TOTAL CONTAINERS & PACKAGING		16,391,564
INDUSTRIAL CONGLOMERATES - 3.2%
Industrial Conglomerates - 3.2%
3M Co.	124,800	10,977,408
METALS & MINING - 31.0%
Aluminum - 5.4%
Alcoa, Inc.	451,100	18,621,408
Diversified Metals & Mining - 6.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	184,628	14,530,224
Rio Tinto PLC sponsored ADR	6,400	1,874,880
Titanium Metals Corp.	168,700	5,837,020
		22,242,124
Gold - 3.4%
Goldcorp, Inc.	121,900	2,932,804
Meridian Gold, Inc. (a)	111,700	2,865,106
Newmont Mining Corp.	142,800	5,809,104
		11,607,014
Steel - 15.8%
Allegheny Technologies, Inc. (d)	47,700	5,513,643
Arcelor Mittal	56,800	3,407,432
Carpenter Technology Corp.	38,700	5,130,459
Chaparral Steel Co.	51,100	3,740,520
Commercial Metals Co.	47,200	1,659,080
Nucor Corp.	164,800	11,130,592
Reliance Steel & Aluminum Co.	122,600	7,523,962
Ryerson Tull, Inc.	73,700	2,795,441
Steel Dynamics, Inc.	145,500	6,823,950
United States Steel Corp.	60,900	6,891,444
		54,616,523
TOTAL METALS & MINING		107,087,069
OIL, GAS & CONSUMABLE FUELS - 2.0%
Coal & Consumable Fuels - 2.0%
Cameco Corp.	32,900	1,705,220
Coalcorp Mining, Inc. (a)	2,783,000	1,691,477
CONSOL Energy, Inc.	35,900	1,744,381
Peabody Energy Corp.	34,700	1,875,188
		7,016,266
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - 5.3%
Forest Products - 2.9%
Weyerhaeuser Co.	119,500	$ 9,794,220
Paper Products - 2.4%
International Paper Co. (d)	169,700	6,647,149
MeadWestvaco Corp.	48,700	1,704,500
		8,351,649
TOTAL PAPER & FOREST PRODUCTS		18,145,869
TOTAL COMMON STOCKS (Cost $279,944,699)		328,439,599
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 5.33% (b)	19,912,953	19,912,953
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	4,023,525	4,023,525
TOTAL MONEY MARKET FUNDS (Cost $23,936,478)		23,936,478
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $303,881,177)	352,376,077
NET OTHER ASSETS - (2.0)%	(6,916,377)
NET ASSETS - 100%	$ 345,459,700
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,673,253 or 1.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 324,154
Fidelity Securities Lending Cash Central Fund	71,153
Total	$ 395,307
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $304,477,338. Net unrealized appreciation aggregated $47,898,739, of which $50,666,676 related to appreciated investment securities and $2,767,937 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Select
Materials Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Materials Portfolio

1.851742.100

AMF-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CHEMICALS - 45.9%
Commodity Chemicals - 4.1%
Celanese Corp. Class A	241,100	$ 8,773,629
Lyondell Chemical Co.	150,000	5,575,500
		14,349,129
Diversified Chemicals - 15.8%
Cabot Corp.	32,000	1,545,920
Dow Chemical Co.	343,100	15,569,878
E.I. du Pont de Nemours & Co.	411,200	21,513,983
Eastman Chemical Co.	23,400	1,548,144
FMC Corp.	20,400	1,706,664
Hercules, Inc. (a)	50,095	943,289
Huntsman Corp.	166,900	3,338,000
PPG Industries, Inc.	109,800	8,365,662
		54,531,540
Fertilizers & Agricultural Chemicals - 7.3%
Agrium, Inc.	79,200	3,054,841
Monsanto Co.	327,300	20,161,680
The Mosaic Co.	52,700	1,851,351
		25,067,872
Industrial Gases - 9.0%
Air Products & Chemicals, Inc.	146,600	11,433,334
Airgas, Inc.	150,000	6,396,000
Praxair, Inc.	196,500	13,379,685
		31,209,019
Specialty Chemicals - 9.7%
Albemarle Corp.	35,600	1,446,784
Chemtura Corp.	132,700	1,445,103
Cytec Industries, Inc.	27,100	1,611,095
Ecolab, Inc.	107,000	4,617,050
H.B. Fuller Co.	53,900	1,468,775
Lubrizol Corp.	59,900	3,936,628
Minerals Technologies, Inc.	74,600	4,745,306
Nalco Holding Co.	61,500	1,625,445
Rohm & Haas Co.	148,500	7,871,985
Sigma Aldrich Corp.	74,300	3,215,704
Valspar Corp.	53,900	1,557,171
		33,541,046
TOTAL CHEMICALS		158,698,606
CONSTRUCTION MATERIALS - 2.9%
Construction Materials - 2.9%
Martin Marietta Materials, Inc.	11,000	1,709,840
Polaris Minerals Corp. (a)(e)	370,600	3,673,253
Vulcan Materials Co.	39,600	4,739,724
		10,122,817
CONTAINERS & PACKAGING - 4.8%
Metal & Glass Containers - 2.0%
Ball Corp.	31,687	1,754,192
Crown Holdings, Inc. (a)	60,900	1,518,237

	Shares	Value
Owens-Illinois, Inc.	55,700	$ 1,893,800
Pactiv Corp. (a)	44,800	1,521,856
		6,688,085
Paper Packaging - 2.8%
Bemis Co., Inc.	44,800	1,506,624
Packaging Corp. of America	125,400	3,242,844
Smurfit-Stone Container Corp.	132,700	1,715,811
Temple-Inland, Inc.	51,400	3,238,200
		9,703,479
TOTAL CONTAINERS & PACKAGING		16,391,564
INDUSTRIAL CONGLOMERATES - 3.2%
Industrial Conglomerates - 3.2%
3M Co.	124,800	10,977,408
METALS & MINING - 31.0%
Aluminum - 5.4%
Alcoa, Inc.	451,100	18,621,408
Diversified Metals & Mining - 6.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	184,628	14,530,224
Rio Tinto PLC sponsored ADR	6,400	1,874,880
Titanium Metals Corp.	168,700	5,837,020
		22,242,124
Gold - 3.4%
Goldcorp, Inc.	121,900	2,932,804
Meridian Gold, Inc. (a)	111,700	2,865,106
Newmont Mining Corp.	142,800	5,809,104
		11,607,014
Steel - 15.8%
Allegheny Technologies, Inc. (d)	47,700	5,513,643
Arcelor Mittal	56,800	3,407,432
Carpenter Technology Corp.	38,700	5,130,459
Chaparral Steel Co.	51,100	3,740,520
Commercial Metals Co.	47,200	1,659,080
Nucor Corp.	164,800	11,130,592
Reliance Steel & Aluminum Co.	122,600	7,523,962
Ryerson Tull, Inc.	73,700	2,795,441
Steel Dynamics, Inc.	145,500	6,823,950
United States Steel Corp.	60,900	6,891,444
		54,616,523
TOTAL METALS & MINING		107,087,069
OIL, GAS & CONSUMABLE FUELS - 2.0%
Coal & Consumable Fuels - 2.0%
Cameco Corp.	32,900	1,705,220
Coalcorp Mining, Inc. (a)	2,783,000	1,691,477
CONSOL Energy, Inc.	35,900	1,744,381
Peabody Energy Corp.	34,700	1,875,188
		7,016,266
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - 5.3%
Forest Products - 2.9%
Weyerhaeuser Co.	119,500	$ 9,794,220
Paper Products - 2.4%
International Paper Co. (d)	169,700	6,647,149
MeadWestvaco Corp.	48,700	1,704,500
		8,351,649
TOTAL PAPER & FOREST PRODUCTS		18,145,869
TOTAL COMMON STOCKS (Cost $279,944,699)		328,439,599
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 5.33% (b)	19,912,953	19,912,953
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	4,023,525	4,023,525
TOTAL MONEY MARKET FUNDS (Cost $23,936,478)		23,936,478
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $303,881,177)	352,376,077
NET OTHER ASSETS - (2.0)%	(6,916,377)
NET ASSETS - 100%	$ 345,459,700
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,673,253 or 1.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 324,154
Fidelity Securities Lending Cash Central Fund	71,153
Total	$ 395,307
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $304,477,338. Net unrealized appreciation aggregated $47,898,739, of which $50,666,676 related to appreciated investment securities and $2,767,937 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Delivery Portfolio

May 31, 2007

1.802180.103

MED-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
BIOTECHNOLOGY - 1.8%
Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc. (a)	29,300	$ 480,520
deCODE genetics, Inc. (a)(e)	96,600	317,814
Memory Pharmaceuticals Corp. (a)	1,727,394	4,974,895
OSI Pharmaceuticals, Inc. (a)	82,000	3,096,320
Theravance, Inc. (a)	112,100	3,849,514
		12,719,063
CAPITAL MARKETS - 0.9%
Asset Management & Custody Banks - 0.9%
Fortress Investment Group LLC	224,300	6,011,240
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Human Resource & Employment Services - 0.2%
Kforce, Inc. (a)	67,400	1,083,118
DIVERSIFIED CONSUMER SERVICES - 1.2%
Specialized Consumer Services - 1.2%
Carriage Services, Inc. Class A	506,549	3,864,969
Service Corp. International	311,430	4,353,791
StoneMor Partners LP	3,000	83,250
		8,302,010
DIVERSIFIED FINANCIAL SERVICES - 0.5%
Other Diversifed Financial Services - 0.5%
MBF Healthcare Acquisition Corp. unit	435,100	3,550,416
FOOD & STAPLES RETAILING - 2.6%
Drug Retail - 2.6%
CVS Caremark Corp.	461,883	17,800,971
HEALTH CARE EQUIPMENT & SUPPLIES - 6.9%
Health Care Equipment - 3.0%
Aspect Medical Systems, Inc. (a)	480,800	7,784,152
Becton, Dickinson & Co.	94,000	7,167,500
BioLase Technology, Inc. (a)	48,300	289,800
C.R. Bard, Inc.	51,300	4,330,233
IDEXX Laboratories, Inc. (a)	4,000	353,160
Minrad International, Inc. (a)	61,400	371,470
NeuroMetrix, Inc. (a)(e)	57,700	519,877
		20,816,192
Health Care Supplies - 3.9%
Inverness Medical Innovations, Inc. (a)	561,700	26,787,473
Microtek Medical Holdings, Inc. (a)	76,100	348,538
		27,136,011
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		47,952,203

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 76.9%
Health Care Distributors & Services - 12.6%
Cardinal Health, Inc.	491,900	$ 35,643,074
Henry Schein, Inc. (a)	71,132	3,807,696
McKesson Corp.	709,700	44,803,361
Profarma Distribuidora de Produtos Farmaceuticos SA	186,000	2,854,388
		87,108,519
Health Care Facilities - 13.8%
Acibadem Saglik Hizmetleri AS	422,000	5,413,131
Apollo Hospitals Enterprise Ltd.	742,520	9,244,029
Assisted Living Concepts, Inc. Class A (a)	119,200	1,358,880
Bangkok Chain Hospital PCL	4,250,000	950,577
Bangkok Dusit Medical Service PCL (For. Reg.)	2,172,600	2,555,078
Brookdale Senior Living, Inc. (e)	576,077	27,196,595
Bumrungrad Hospital PCL (For. Reg.)	3,168,200	4,251,697
Capital Senior Living Corp. (a)	125,700	1,397,784
Community Health Systems, Inc. (a)	172,173	6,563,235
Emeritus Corp. (a)	181,524	6,489,483
Five Star Quality Care, Inc. (a)(e)	90,600	739,296
HealthSouth Corp. (a)(e)	240,400	4,990,704
Kindred Healthcare, Inc. (a)	100	3,200
LifePoint Hospitals, Inc. (a)	500	20,295
Manor Care, Inc.	56,000	3,808,000
National Healthcare Corp.	30,000	1,597,500
Sun Healthcare Group, Inc. (a)	738,031	10,553,843
Triad Hospitals, Inc. (a)	40,200	2,151,102
U.S. Physical Therapy, Inc. (a)	73,046	1,014,609
VCA Antech, Inc. (a)	139,300	5,513,494
		95,812,532
Health Care Services - 18.9%
AMN Healthcare Services, Inc. (a)	55,800	1,256,616
Diagnosticos da America SA (a)	975,900	22,987,754
Emergency Medical Services Corp. Class A (a)	100	3,486
Express Scripts, Inc. (a)	306,600	31,303,860
Health Grades, Inc. (a)(f)	1,702,300	10,928,766
Healthways, Inc. (a)	99,200	4,624,704
HMS Holdings Corp. (a)	165,829	3,401,153
LHC Group, Inc. (a)(e)	147,100	4,318,856
Lincare Holdings, Inc. (a)	500	20,045
Medco Health Solutions, Inc. (a)	235,000	18,273,600
Nighthawk Radiology Holdings, Inc. (a)(e)	351,423	6,378,327
Omnicare, Inc. (e)	352,800	13,201,776
Rural/Metro Corp. (a)(f)	1,957,400	13,682,226
		130,381,169
Managed Health Care - 31.6%
Aetna, Inc.	162,600	8,606,418
Health Net, Inc. (a)	248,900	14,207,212
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
Healthspring, Inc. (a)	75,700	$ 1,848,594
Humana, Inc. (a)	370,300	22,977,115
Medial Saude SA	199,000	2,952,369
Sierra Health Services, Inc. (a)	57,800	2,409,104
UnitedHealth Group, Inc.	2,890,901	158,334,648
WellPoint, Inc. (a)	83,500	6,797,735
		218,133,195
TOTAL HEALTH CARE PROVIDERS & SERVICES		531,435,415
HEALTH CARE TECHNOLOGY - 1.6%
Health Care Technology - 1.6%
Cerner Corp. (a)	59,701	3,391,614
Eclipsys Corp. (a)	146,400	2,983,632
Merge Technologies, Inc. (a)	65,000	449,800
Vital Images, Inc. (a)	30,097	830,376
WebMD Health Corp. Class A (a)(e)	63,400	3,186,484
		10,841,906
HOTELS, RESTAURANTS & LEISURE - 0.5%
Leisure Facilities - 0.5%
Life Time Fitness, Inc. (a)(e)	64,300	3,290,874
INSURANCE - 1.6%
Life & Health Insurance - 1.6%
MetLife, Inc.	51,800	3,522,400
Universal American Financial Corp. (a)	370,873	7,873,634
		11,396,034
LIFE SCIENCES TOOLS & SERVICES - 1.5%
Life Sciences Tools & Services - 1.5%
Exelixis, Inc. (a)	80,000	886,400
PerkinElmer, Inc.	211,100	5,596,261
Thermo Fisher Scientific, Inc. (a)	69,200	3,778,320
		10,260,981
PHARMACEUTICALS - 1.4%
Pharmaceuticals - 1.4%
Adams Respiratory Therapeutics, Inc. (a)(e)	179,100	8,202,780
China Shineway Pharmaceutical Group Ltd.	151,000	121,828
Inyx, Inc. (a)	300,000	720,000
Nexmed, Inc. (a)	325,500	553,350
		9,597,958
SOFTWARE - 0.3%
Systems Software - 0.3%
Quality Systems, Inc.	55,300	2,264,535
TOTAL COMMON STOCKS (Cost $528,858,876)		676,506,724
Corporate Bonds - 0.5%
	Principal Amount	Value
Convertible Bonds - 0.1%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (g)	$ 677,000	$ 737,930
Nonconvertible Bonds - 0.4%
HEALTH CARE PROVIDERS & SERVICES - 0.4%
Health Care Services - 0.4%
Rural/Metro Corp.:
0% 3/15/16 (d)	2,790,000	2,259,900
9.875% 3/15/15	20,000	21,300
		2,281,200
TOTAL CORPORATE BONDS (Cost $2,673,950)		3,019,130
Money Market Funds - 10.1%
	Shares
Fidelity Cash Central Fund, 5.33% (b)	18,007,769	18,007,769
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	51,982,575	51,982,575
TOTAL MONEY MARKET FUNDS (Cost $69,990,344)		69,990,344
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $601,523,170)	749,516,198
NET OTHER ASSETS - (8.5)%	(58,462,259)
NET ASSETS - 100%	$ 691,053,939
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $737,930 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 200,034
Fidelity Securities Lending Cash Central Fund	40,619
Total	$ 240,653
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Health Grades, Inc.	$ 10,192,464	$ 332,588	$ 1,226,605	$ -	$ 10,928,766
Rural/Metro Corp.	14,817,518	-	-	-	13,682,226
Total	$ 25,009,982	$ 332,588	$ 1,226,605	$ -	$ 24,610,992
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $603,516,257. Net unrealized appreciation aggregated $145,999,941, of which $160,476,571 related to appreciated investment securities and $14,476,630 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Equipment and
Systems Portfolio

May 31, 2007

1.802181.103

MES-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
BIOTECHNOLOGY - 2.8%
Biotechnology - 2.8%
Alnylam Pharmaceuticals, Inc. (a)(d)	434,700	$ 7,129,080
CSL Ltd.	55,484	4,097,738
deCODE genetics, Inc. (a)(d)	653,300	2,149,357
Diagnocure, Inc. (a)	474,700	1,575,749
DUSA Pharmaceuticals, Inc. (a)(d)	200,000	704,000
MannKind Corp. (a)(d)	140,300	1,596,614
Omrix Biopharmaceuticals, Inc.	172,100	5,768,792
		23,021,330
HEALTH CARE EQUIPMENT & SUPPLIES - 84.1%
Health Care Equipment - 74.4%
Advanced Medical Optics, Inc. (a)	35,094	1,231,799
American Medical Systems Holdings, Inc. (a)(d)	574,977	10,786,569
ArthroCare Corp. (a)	231,900	10,219,833
Aspect Medical Systems, Inc. (a)	159,106	2,575,926
Baxter International, Inc.	1,471,920	83,663,933
Becton, Dickinson & Co.	1,052,600	80,260,750
Biomet, Inc.	250,000	10,905,000
Boston Scientific Corp. (a)	505,000	7,913,350
C.R. Bard, Inc.	735,700	62,100,437
Cochlear Ltd.	38,300	1,973,503
Cytyc Corp. (a)	230,500	9,745,540
Edwards Lifesciences Corp. (a)	71,000	3,564,200
Electro-Optical Sciences, Inc. warrants 11/2/11 (a)(e)	90,313	220,793
ev3, Inc. (a)(d)	183,000	3,180,540
Gen-Probe, Inc. (a)	273,775	14,808,490
Gyrus Group PLC (a)	429,800	4,316,718
Hologic, Inc. (a)	71,000	3,840,390
Intuitive Surgical, Inc. (a)(d)	60,600	8,340,378
Kyphon, Inc. (a)	252,494	11,990,940
Medtronic, Inc.	3,024,300	160,802,032
Meridian Bioscience, Inc.	185,550	3,918,816
Micrus Endovascular Corp. (a)	72,000	1,540,080
NeuroMetrix, Inc. (a)(d)	178,400	1,607,384
Nobel Biocare Holding AG (Switzerland)	5,709	1,957,851
Northstar Neuroscience, Inc.	251,300	3,354,855
NuVasive, Inc. (a)	101,600	2,637,536
Phonak Holding AG	3,122	298,256
ResMed, Inc. (a)(d)	96,200	4,336,696
Respironics, Inc. (a)	400,500	17,682,075
Sirona Dental Systems, Inc.	91,258	3,162,090
St. Jude Medical, Inc. (a)	834,700	35,633,343
Stereotaxis, Inc. (a)(d)	391,529	4,714,009
Stryker Corp.	200,000	13,462,000
The Spectranetics Corp. (a)	264,800	2,547,376

	Shares	Value
ThermoGenesis Corp. (a)	599,788	$ 1,625,425
Thoratec Corp. (a)	137,000	2,713,970
Varian Medical Systems, Inc. (a)	173,200	6,979,960
Volcano Corp.	101,100	2,048,286
		602,661,129
Health Care Supplies - 9.7%
Alcon, Inc.	26,100	3,603,366
Align Technology, Inc. (a)	230,700	5,257,653
Cooper Companies, Inc.	300,000	16,542,000
DENTSPLY International, Inc.	111,300	4,022,382
DJO, Inc. (a)	108,900	4,248,189
Haemonetics Corp. (a)	42,400	2,104,736
Immucor, Inc. (a)	62,800	1,983,224
Inverness Medical Innovations, Inc. (a)	818,800	39,048,572
West Pharmaceutical Services, Inc.	34,300	1,744,498
		78,554,620
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		681,215,749
HEALTH CARE PROVIDERS & SERVICES - 1.8%
Health Care Distributors & Services - 1.0%
Henry Schein, Inc. (a)	157,900	8,452,387
Health Care Facilities - 0.8%
Brookdale Senior Living, Inc.	134,200	6,335,582
TOTAL HEALTH CARE PROVIDERS & SERVICES		14,787,969
HEALTH CARE TECHNOLOGY - 1.4%
Health Care Technology - 1.4%
Cerner Corp. (a)	94,700	5,379,907
Eclipsys Corp. (a)	108,500	2,211,230
Vital Images, Inc. (a)	63,000	1,738,170
WebMD Health Corp. Class A (a)	37,630	1,891,284
		11,220,591
LIFE SCIENCES TOOLS & SERVICES - 6.1%
Life Sciences Tools & Services - 6.1%
Affymetrix, Inc. (a)	145,330	3,775,673
Bruker BioSciences Corp. (a)	44,980	384,129
Illumina, Inc. (a)(d)	164,313	5,361,533
Luminex Corp. (a)	207,400	2,573,834
Millipore Corp. (a)	160,200	11,978,154
PerkinElmer, Inc.	84,000	2,226,840
QIAGEN NV (a)	250,000	4,352,500
Thermo Fisher Scientific, Inc. (a)	111,200	6,071,520
Third Wave Technologies, Inc. (a)	400,000	2,328,000
Ventana Medical Systems, Inc. (a)	89,400	4,600,524
Waters Corp. (a)	92,600	5,583,780
		49,236,487
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - 3.3%
Pharmaceuticals - 3.3%
Allergan, Inc. (d)	185,900	$ 23,150,127
BioMimetic Therapeutics, Inc.	176,800	3,228,368
		26,378,495
TOTAL COMMON STOCKS (Cost $643,047,238)		805,860,621
Money Market Funds - 5.9%

Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c) (Cost $48,004,705)	48,004,705	48,004,705
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $691,051,943)	853,865,326
NET OTHER ASSETS - (5.4)%	(43,909,352)
NET ASSETS - 100%	$ 809,955,974
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $220,793 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 9
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 81,192
Fidelity Securities Lending Cash Central Fund	123,827
Total	$ 205,019
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
NeuroMetrix, Inc.	$ 7,873,822	$ -	$ 4,793,430	$ -	$ -
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $691,968,201. Net unrealized appreciation aggregated $161,897,125, of which $174,316,675 related to appreciated investment securities and $12,419,550 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Money Market Portfolio

May 31, 2007

1.802201.103

MON-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 19.6%
Due Date	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 0.5%
American Express Centurion Bank
6/20/07	5.35%	$ 7,000,000	$ 7,000,000
Countrywide Bank, Alexandria Virginia
6/16/07	5.35 (c)	2,000,000	1,999,959
Huntington National Bank, Columbus
10/29/07	5.35	2,000,000	2,000,000
Washington Mutual Bank
7/5/07	5.75	5,000,000	5,000,000
			15,999,959
London Branch, Eurodollar, Foreign Banks - 6.6%
Banco Bilbao Vizcaya Argentaria SA
7/31/07	5.36	20,000,000	20,000,000
Barclays Bank PLC
6/11/07 to 3/4/08	5.35 to 5.44	30,000,000	30,000,000
Bayerische Hypo-und Vereinsbank AG
11/5/07	5.35	20,000,000	20,000,000
Credit Industriel et Commercial
7/25/07 to 11/19/07	5.33 to 5.36	60,000,000	59,999,930
HBOS Treasury Services PLC
2/11/08	5.30	10,000,000	10,000,000
Landesbank Hessen-Thuringen
7/23/07 to 9/17/07	5.36 to 5.37	40,000,000	40,000,000
Societe Generale
7/25/07 to 9/28/07	5.30 to 5.39	35,000,000	35,000,000
Unicredito Italiano Spa
7/30/07	5.36	5,000,000	5,000,000
			219,999,930
New York Branch, Yankee Dollar, Foreign Banks - 12.5%
Bank Tokyo-Mitsubishi UFJ Ltd.
8/8/07	5.36	10,000,000	10,000,000
Barclays Bank PLC
4/16/08	5.36	20,000,000	20,000,000
BNP Paribas SA
6/11/07 to 10/2/07	5.30 to 5.45	25,000,000	25,000,000
Credit Suisse First Boston
6/12/07 to 5/21/08	5.30 to 5.34 (c)	77,000,000	77,000,000
Credit Suisse Group
6/4/07 to 4/17/08	5.30 to 5.44	13,000,000	13,000,000
Deutsche Bank AG
6/4/07 to 4/24/08	5.37 to 5.41 (c)	35,000,000	35,000,000
Fortis Banque SA
6/26/07	5.33	15,000,000	15,000,000
HBOS Treasury Services PLC
2/11/08	5.30	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.
6/1/07 to 6/26/07	5.31	49,000,000	49,000,000

Due Date	Yield (a)	Principal Amount	Value
Natexis Banques Populaires NY CD
12/12/07 to 6/17/08	5.36 to 5.42%	$ 90,000,000	$ 90,000,000
Societe Generale
4/2/08	5.36	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp.
6/25/07	5.31	25,000,000	25,000,000
UniCredito Italiano Spa, New York
7/30/07	5.32 (c)	25,000,000	24,997,476
			418,997,476
TOTAL CERTIFICATES OF DEPOSIT			654,997,365
Commercial Paper - 22.0%

Aegis Finance LLC
6/7/07 to 6/8/07	5.32 to 5.33	33,000,000	32,968,320
Aquifer Funding LLC
6/6/07	5.31 to 5.32	35,000,000	34,974,311
Bavaria TRR Corp.
6/7/07 to 6/15/07	5.31 to 5.34	47,000,000	46,950,076
Brahms Funding Corp.
6/27/07	5.36	20,000,000	19,922,867
Burlington Northern Santa Fe Corp.
6/14/07 to 7/16/07	5.34 to 5.38 (b)	4,800,000	4,786,043
Citigroup Funding, Inc.
6/5/07 to 6/25/07	5.32 to 5.33	165,000,000	164,537,805
ConocoPhillips Qatar Funding Ltd.
6/8/07 to 8/29/07	5.35 to 5.40 (b)	3,000,000	2,983,016
Countrywide Financial Corp.
6/4/07 to 6/21/07	5.33 to 5.37	11,000,000	10,975,068
DaimlerChrysler NA Holding Corp.
6/6/07 to 7/12/07	5.37 to 5.41	6,000,000	5,974,095
Davis Square Funding III (Delaware) Corp.
6/28/07	5.32	3,000,000	2,988,075
Davis Square Funding V Corp.
6/1/07 to 6/14/07	5.31 to 5.32	37,000,000	36,963,411
Devon Energy Corp.
6/12/07 to 8/16/07	5.37 to 5.44	15,584,000	15,462,446
Dominion Resources, Inc.
6/7/07 to 6/27/07	5.35 to 5.39	7,000,000	6,983,059
Dow Chemical Co.
6/6/07	5.35	1,000,000	999,258
Emerald (MBNA Credit Card Master Note Trust)
7/17/07	5.33	10,000,000	9,932,917
FCAR Owner Trust
6/13/07	5.32	23,000,000	22,959,405
Fortune Brands, Inc.
6/7/07 to 8/10/07	5.35 to 5.38	13,250,000	13,163,466
Giro Funding US Corp.
7/13/07	5.33	4,000,000	3,975,267
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Harrier Finance Funding LLC
6/27/07	5.35% (b)	$ 5,000,000	$ 4,981,237
Hypo Real Estate Bank International AG
7/10/07	5.37	3,000,000	2,982,775
ITT Corp.
6/20/07 to 8/10/07	5.38 to 5.40	8,500,000	8,429,351
Kellogg Co.
6/7/07 to 7/16/07	5.35 to 5.39	4,000,000	3,982,282
Liberty Harbour II CDO Ltd.
6/21/07 to 6/22/07	5.32 (b)	4,394,000	4,380,857
Michigan Gen. Oblig.
10/4/07	5.41 to 5.50	5,100,000	5,098,780
Monument Gardens Funding
7/12/07 to 8/14/07	5.33	12,000,000	11,918,470
Motown Notes Program
6/12/07 to 6/21/07	5.34 to 5.35	13,000,000	12,974,167
National Grid USA
6/29/07 to 7/20/07	5.38	3,500,000	3,480,883
Nelnet Student Loan Funding LLC
6/25/07	5.32	6,000,000	5,978,880
Nissan Motor Acceptance Corp.
6/7/07 to 6/27/07	5.34 to 5.38	4,250,000	4,239,411
Park Granada LLC
6/4/07 to 7/9/07	5.31 to 5.33	37,000,000	36,921,147
Park Sienna LLC
6/1/07 to 8/31/07	5.28 to 5.38	30,000,000	29,897,423
Rockies Express Pipeline LLC
6/13/07 to 7/20/07	5.39 to 5.44 (b)	7,500,000	7,463,890
SABMiller PLC
6/5/07 to 6/11/07	5.35 to 5.37	3,609,000	3,604,189
Sheffield Receivables Corp.
6/1/07	5.30	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
7/19/07	5.35	2,000,000	1,986,053
Spectra Energy Capital LLC
6/4/07 to 6/27/07	5.36 to 5.37 (b)	3,500,000	3,492,956
Stratford Receivables Co. LLC
6/1/07 to 6/28/07	5.31 to 5.35	86,746,000	86,610,975
Textron Financial Corp.
7/6/07 to 7/20/07	5.34 to 5.35	3,000,000	2,982,481
Time Warner Cable, Inc.
6/12/07 to 7/23/07	5.38 to 5.40	10,750,000	10,708,085
Time Warner, Inc.
6/11/07 to 8/17/07	5.38 to 5.43 (b)	16,500,000	16,408,982
Verizon Communications, Inc.
6/6/07	5.32 (b)	1,000,000	999,265
Virginia Electric & Power Co.
6/1/07	5.37	2,000,000	2,000,000
Weatherford International Ltd.
6/1/07 to 6/25/07	5.35 to 5.36 (b)	5,872,000	5,865,512

Due Date	Yield (a)	Principal Amount	Value
WellPoint, Inc.
6/18/07	5.35%	$ 1,000,000	$ 997,483
Whirlpool Corp.
6/6/07 to 6/29/07	5.35	1,680,000	1,675,354
Wisconsin Energy Corp.
6/28/07 to 8/8/07	5.37 to 5.46	2,750,000	2,730,540
Xcel Energy, Inc.
10/10/07	5.49	2,000,000	1,961,137
XTO Energy, Inc.
6/13/07 to 7/9/07	5.36 to 5.40	2,250,000	2,241,187
TOTAL COMMERCIAL PAPER			734,492,657
Federal Agencies - 0.4%

Fannie Mae - 0.2%
3/28/08 to 4/25/08	5.25 to 5.26	9,000,000	8,603,171
Freddie Mac - 0.2%
5/27/08	5.25 to 5.26	6,000,000	5,699,728
TOTAL FEDERAL AGENCIES			14,302,899
Master Notes - 2.9%

Asset Funding Co. III LLC
6/5/07	5.38 to 5.39 (c)(e)	19,000,000	19,000,000
Bear Stearns & Co., Inc.
11/27/07	5.38 (c)	12,000,000	12,000,000
Countrywide Commercial Real Estate Finance, Inc.
6/1/07	5.46 (c)	48,000,000	48,000,000
Lehman Brothers Holdings, Inc.
6/11/07 to 9/28/07	5.43 to 5.46 (c)(e)	8,000,000	8,000,000
Lehman Commercial Paper, Inc.
6/1/07	5.46 (c)(e)	11,000,000	11,000,000
TOTAL MASTER NOTES			98,000,000
Medium-Term Notes - 26.3%

AIG Matched Funding Corp.
6/15/07 to 11/15/07	5.35 to 5.37 (b)(c)	23,000,000	23,000,000
8/15/07	5.35 (c)	21,000,000	21,000,000
Australia & New Zealand Banking Group Ltd.
6/25/07	5.32 (b)(c)	2,000,000	2,000,000
Banco Santander Totta SA
6/18/07	5.32 (b)(c)	10,000,000	10,000,000
Banesto SA
7/18/07	5.33 (b)(c)	14,000,000	14,000,000
Bank of New York Co., Inc.
6/27/07	5.38 (b)(c)	5,000,000	5,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Banque Federative du Credit Mutuel (BFCM)
6/13/07	5.32% (b)(c)	$ 28,000,000	$ 28,000,000
Bayerische Landesbank Girozentrale
8/20/07	5.40 (c)	5,000,000	5,000,000
BMW U.S. Capital LLC
6/5/07	5.30 (b)(c)	1,000,000	1,000,000
BNP Paribas SA
8/20/07	5.35 (b)(c)	5,000,000	5,000,000
8/7/07	5.33 (c)	25,000,000	25,000,000
Caixa Catalunya
6/7/07	5.34 (c)	20,000,000	20,000,000
Caja Madrid SA
7/19/07	5.36 (c)	5,000,000	5,000,000
Calyon New York Branch
6/4/07	5.26 (c)	5,000,000	4,999,833
CIT Group, Inc.
6/20/07	5.58 (c)	1,000,000	1,000,723
Commonwealth Bank of Australia
6/25/07	5.32 (c)	17,000,000	17,001,741
Compagnie Financiere du Credit Mutuel
6/11/07	5.36 (c)	8,000,000	8,000,000
Countrywide Bank, Alexandria Virginia
6/15/07 to 6/25/07	5.33 (c)	9,000,000	8,999,757
Credit Agricole SA
6/22/07	5.32 (b)(c)	26,000,000	26,000,000
7/23/07	5.33 (c)	30,000,000	30,000,000
Cullinan Finance Corp.
6/25/07 to 4/15/08	5.32 to 5.38 (b)(c)	31,000,000	30,999,294
Cullinan Finance Ltd./Corp. MTN 144A
5/27/08 to 6/20/08	5.35 to 5.40 (b)	35,000,000	35,000,000
Danske Bank A/S
6/20/07	5.29 (b)(c)	50,000,000	49,995,379
DnB NOR Bank ASA
6/25/07	5.32 (b)(c)	14,500,000	14,499,971
General Electric Capital Corp.
6/7/07 to 6/18/07	5.36 to 5.45 (c)	14,000,000	14,000,758
Genworth Life Insurance Co.
6/1/07	5.40 (c)(e)	5,000,000	5,000,000
Harrier Finance Funding LLC
6/20/07 to 7/11/07	5.30 to 5.33 (b)(c)	2,000,000	1,999,813
HBOS Treasury Services PLC
6/11/07	5.31 (b)(c)	5,000,000	4,999,723
6/25/07	5.42 (c)	10,000,000	10,000,000

Due Date	Yield (a)	Principal Amount	Value
HSBC Finance Corp.
6/25/07	5.37% (c)	$ 2,000,000	$ 2,000,000
HSH Nordbank AG
6/21/07 to 6/25/07	5.33 to 5.35 (b)(c)	13,000,000	12,999,991
ING USA Annuity & Life Insurance Co.
6/22/07	5.44 (c)(e)	1,000,000	1,000,000
Intesa Bank Ireland PLC
6/25/07	5.32 (b)(c)	24,000,000	24,000,000
John Deere Capital Corp.
7/20/07	5.43 (c)	4,000,000	4,000,375
K2 (USA) LLC
6/11/07	5.30 (b)(c)	4,000,000	3,999,891
Kestrel Funding PLC US LLC 144A
6/1/07	5.34 (b)(c)	1,000,000	1,000,000
Merrill Lynch & Co., Inc.
6/4/07 to 6/27/07	5.30 to 5.57 (c)	28,000,000	28,001,306
Metropolitan Life Global Funding I
6/6/07	5.35 (b)(c)	2,213,000	2,213,000
Morgan Stanley
6/1/07 to 6/15/07	5.38 to 5.43 (c)	15,016,000	15,019,868
National Rural Utils. Coop. Finance Corp.
6/4/07	5.30 (c)	1,000,000	1,000,000
Nationwide Building Society
6/28/07	5.43 (c)	5,000,000	5,001,192
Nordea Bank AB
6/4/07	5.26 (c)	16,000,000	15,999,469
Pacific Life Global Funding
6/4/07	5.39 (b)(c)	2,000,000	2,000,597
RACERS
6/22/07	5.37 (b)(c)	10,000,000	10,000,000
Royal Bank of Canada
6/6/07	5.29 (b)(c)	10,000,000	10,000,000
Royal Bank of Scotland PLC
6/21/07	5.33 (b)(c)	8,500,000	8,500,000
SBC Communications, Inc.
6/5/07	5.10 (b)	10,000,000	9,998,530
Security Life of Denver Insurance Co.
8/29/07	5.45 (c)(e)	1,000,000	1,000,000
Sigma Finance, Inc.
6/11/07 to 6/15/07	5.30 to 5.32 (b)(c)	11,000,000	10,999,750
Skandinaviska Enskilda Banken AB
6/6/07 to 6/22/07	5.27 to 5.32 (c)	60,000,000	59,996,169
SLM Corp.
7/25/07	5.58 (c)	20,000,000	20,006,634
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Societe Generale
6/29/07	5.27% (c)	$ 25,000,000	$ 24,999,400
6/4/07	5.31 (b)(c)	11,000,000	11,000,242
Southern Co.
6/20/07	5.36 (c)	2,000,000	2,000,000
Svenska Handelsbanken AB
6/13/07	5.29 (b)(c)	30,000,000	30,000,000
UniCredito Italiano Bank (Ireland) PLC
6/11/07 to 6/15/07	5.33 to 5.34 (b)(c)	23,000,000	22,999,945
UniCredito Italiano Spa, New York
6/4/07 to 8/20/07	5.33 to 5.35 (c)	33,000,000	32,998,600
Verizon Communications, Inc.
6/15/07	5.35 (c)	17,000,000	17,000,000
Vodafone Group PLC
6/29/07	5.41 (c)	3,000,000	2,999,991
Washington Mutual Bank
6/22/07 to 8/20/07	5.34 to 5.40 (c)	27,000,000	27,001,737
8/24/07	5.34 (b)(c)	13,000,000	13,000,000
Wells Fargo & Co.
6/4/07 to 6/15/07	5.33 to 5.38 (c)	10,000,000	10,000,000
WestLB AG
6/11/07 to 6/29/07	5.38 to 5.40 (b)(c)	7,500,000	7,500,321
TOTAL MEDIUM-TERM NOTES			876,734,000
Short-Term Notes - 0.3%

Metropolitan Life Insurance Co.
7/2/07	5.45 (c)(e)	5,000,000	5,000,000
New York Life Insurance Co.
6/30/07	5.43 (c)(e)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			10,000,000
Asset-Backed Securities - 1.6%

Aardvark ABS CDO
7/6/07	5.40 (b)(c)	11,000,000	11,000,000
Le Monde CDO I PLC / LLC
6/5/07	5.37 (b)(c)	13,000,000	12,998,700
Master Funding Trust I
6/25/07	5.35 (b)(c)	2,000,000	2,000,000
6/25/07 to 6/26/07	5.35 (c)	11,000,000	11,000,000
PASA Funding 2007 Ltd.
6/7/07	5.34 (b)(c)	15,000,000	15,000,000
Wind Trust
6/25/07	5.32 (b)(c)	2,000,000	2,000,000
TOTAL ASSET-BACKED SECURITIES			53,998,700
Municipal Securities - 0.8%
	Principal Amount	Value
Catholic Health Initiatives Series A, 5.37% 6/7/07, CP	$ 1,600,000	$ 1,600,000
Catholic Health Initiatives Series B, 5.37% 6/14/07, CP	2,200,000	2,200,000
Catholic Health Initiatives 5.37% 6/5/07, CP	6,800,000	6,800,000
Connecticut Hsg. Fin. Auth. Series F2, 5.32% 6/7/07, VRDN (c)	5,000,000	5,000,000
Texas Series E, 5.31% 6/7/07, VRDN (c)	11,500,000	11,500,000
TOTAL MUNICIPAL SECURITIES		27,100,000
Repurchase Agreements - 26.7%
	Maturity Amount
In a joint trading account at 5.32% dated 5/31/07 due 6/1/07 (Collateralized by U.S. Government Obligations) #	$ 43,888,488	43,882,000
With:
Banc of America Securities LLC at 5.35%, dated 5/31/07 due 6/1/07 (Collateralized by Corporate Obligations valued at $163,200,000, 3.95% - 8%, 8/15/08 - 4/1/35)	160,023,778	160,000,000
Barclays Capital, Inc. at 5.35%, dated 5/31/07 due 6/1/07 (Collateralized by Corporate Obligations valued at $116,280,001, 2.16% - 5.54%, 10/2/09 - 5/15/47)	114,016,942	114,000,000
Credit Suisse First Boston, Inc. at 5.36%, dated 5/31/07 due 6/1/07 (Collateralized by Corporate Obligations valued at $64,262,110, 4% - 9%, 2/1/08 - 6/1/36)	63,009,380	63,000,000
Deutsche Bank Securities, Inc. at 5.36%, dated:
4/19/07 due 7/19/07 (Collateralized by Mortgage Loan Obligations valued at $8,400,001, 6.3% 10/15/35)	8,108,391	8,000,000
4/30/07 due 7/30/07 (Collateralized by Corporate Obligations valued at $12,600,001, 2.5% - 8.75%, 10/15/10 - 2/16/12)	12,162,587	12,000,000
5/2/07 due 8/7/07 (Collateralized by Mortgage Loan Obligations valued at $12,600,000, 5.13%, 5/25/35)	12,173,307	12,000,000
5/14/07 due 8/13/07 (Collateralized by Mortgage Loan Obligations valued at $16,800,001, 5.5% - 7.46%, 8/16/33 - 5/25/36)	16,216,782	16,000,000
5/15/07 due 8/14/07 (Collateralized by Mortgage Loan Obligations valued at $16,800,000, 6%, 1/25/37)	16,216,782	16,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Goldman Sachs & Co. at:
5.38%, dated 5/31/07 due 6/1/07 (Collateralized by Municipal Bond Obligations valued at $88,769,757, 3.38% - 5.8%, 2/1/11 - 11/12/41)	$ 87,013,008	$ 87,000,000
5.4%, dated 5/25/07 due 8/29/07 (Collateralized by Corporate Obligations valued at $8,400,000, 2.25% - 4.25%, 8/1/12 - 1/1/49) (c)(d)	8,115,200	8,000,000
5.41%, dated 5/24/07 due 8/31/07 (Collateralized by Corporate Obligations valued at $33,600,001, 6% - 9.13%, 12/29/11 - 12/15/14) (c)(d)	32,476,080	32,000,000
J.P. Morgan Securities, Inc. at 5.41%, dated 5/10/07 due 6/29/07 (Collateralized by Corporate Obligations valued at $25,283,095, 7.63% - 9.56%, 6/29/12 - 9/1/19) (c)(d)	24,180,333	24,000,000
Lehman Brothers, Inc. at:
5.32%, dated 4/30/07 due 7/30/07 (Collateralized by Mortgage Loan Obligations valued at $9,450,858, 5.52% - 6.02%, 2/25/36 - 10/31/36)	9,121,030	9,000,000
5.36%, dated 4/30/07 due 7/30/07 (Collateralized by Mortgage Loan Obligations valued at $6,300,055, 0% - 6.82%, 9/28/32 - 4/25/37)	6,081,293	6,000,000
5.4%, dated 3/15/07 due 9/13/07 (Collateralized by Corporate Obligations valued at $7,350,663, 6.63%, 5/15/12) (c)(d)	7,191,100	7,000,000
5.43%, dated 5/31/07 due 6/1/07 (Collateralized by Corporate Obligations valued at $118,651,106, 0% - 11.88%, 4/15/11 - 12/1/16)	113,017,044	113,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.35%, dated 5/31/07 due 6/1/07 (Collateralized by Mortgage Loan Obligations valued at $49,353,886, 3.5% - 5.68%, 6/25/35 - 8/24/36)	47,006,988	47,000,000
5.41%, dated 5/31/07 due 6/1/07 (Collateralized by Corporate Obligations valued at $74,554,112, 1.75% - 13.89%, 12/19/08 - 8/15/30)	71,010,675	71,000,000

	Maturity Amount	Value
5.42%, dated 4/17/07 due 7/17/07 (Collateralized by Corporate Obligations valued at $18,940,484, 5.7% - 10.63%, 12/15/07 - 3/15/27) (c)(d)	$ 18,246,610	$ 18,000,000
Morgan Stanley & Co. at 5.42%, dated 5/10/07 due 6/29/07 (Collateralized by Mortgage Loan Obligations valued at $25,334,286, 6.12% - 6.21%, 11/16/38 - 2/16/40) (c)(d)	24,180,667	24,000,000
TOTAL REPURCHASE AGREEMENTS		890,882,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,360,507,621)	3,360,507,621
NET OTHER ASSETS - (0.6)%	(21,010,100)
NET ASSETS - 100%	$ 3,339,497,521
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $526,066,905 or 15.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,000,000 or 1.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 5.38%, 6/5/07	11/7/06	$ 10,000,000
5.39%, 6/5/07	8/29/06	$ 9,000,000
Genworth Life Insurance Co. 5.40%, 6/1/07	7/31/06	$ 5,000,000
ING USA Annuity & Life Insurance Co. 5.44%, 6/22/07	6/23/05	$ 1,000,000
Lehman Brothers Holdings, Inc.: 5.43%, 6/11/07	1/10/07	$ 6,000,000
5.46%, 9/28/07	12/11/06	$ 2,000,000
Lehman Commercial Paper, Inc. 5.46%, 6/1/07	3/29/07	$ 11,000,000
Metropolitan Life Insurance Co. 5.45%, 7/2/07	3/26/02	$ 5,000,000
New York Life Insurance Co. 5.43%, 6/30/07	2/28/02	$ 5,000,000
Security Life of Denver Insurance Co. 5.45%, 8/29/07	8/26/05	$ 1,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$43,882,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 3,559,366
Bank of America, NA	9,305,223
Barclays Capital, Inc.	9,305,223
Bear Stearns & Co., Inc.	1,550,871
Citigroup Global Markets, Inc.	9,305,223
Countrywide Securities Corp.	3,101,741
Credit Suisse Securities (USA) LLC	4,652,612
HSBC Securities (USA), Inc.	3,101,741
$ 43,882,000
Income Tax Information
At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,360,507,621.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Multimedia Portfolio

May 31, 2007

1.802182.103

BAM-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMPUTERS & PERIPHERALS - 1.4%
Computer Hardware - 1.4%
Apple, Inc. (a)	8,900	$ 1,081,884
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Alternative Carriers - 0.5%
Iliad Group SA	3,800	383,482
INTERNET & CATALOG RETAIL - 1.0%
Catalog Retail - 1.0%
Liberty Media Holding Corp. - Interactive Series A (a)	31,400	760,822
INTERNET SOFTWARE & SERVICES - 7.9%
Internet Software & Services - 7.9%
Akamai Technologies, Inc. (a)	10,600	468,626
Equinix, Inc. (a)(d)	5,500	480,590
Google, Inc. Class A (sub. vtg.) (a)	5,400	2,687,850
LoopNet, Inc.	75,300	1,542,897
Omniture, Inc.	14,200	248,642
Yahoo!, Inc. (a)	25,900	743,330
		6,171,935
MEDIA - 87.1%
Advertising - 4.4%
Focus Media Holding Ltd. ADR (a)(d)	12,100	535,183
National CineMedia, Inc.	20,200	576,710
Omnicom Group, Inc.	21,900	2,306,070
		3,417,963
Broadcasting & Cable TV - 29.6%
CBS Corp. Class B	90,100	2,996,726
Central European Media Enterprises Ltd. Class A (a)	4,600	401,488
Clear Channel Communications, Inc.	58,300	2,238,720
Comcast Corp. Class A	390,550	10,704,976
Discovery Holding Co. Class A (a)	35,200	822,976
Grupo Televisa SA de CV (CPO) sponsored ADR	42,900	1,234,662
Liberty Global, Inc. Class A (a)	57,475	2,207,040
RRSat Global Communications Network Ltd.	40,000	768,000
Sinclair Broadcast Group, Inc. Class A	25,200	386,064
Time Warner Cable, Inc. (a)	21,300	818,133
XM Satellite Radio Holdings, Inc. Class A	37,100	429,618
		23,008,403
Movies & Entertainment - 42.3%
Cinemark Holdings, Inc. (a)	21,400	414,090
CKX, Inc. (a)	68,200	724,966
DreamWorks Animation SKG, Inc. Class A (a)	13,200	394,416
Live Nation, Inc. (a)	4,331	97,014
News Corp. Class A	349,882	7,728,893
Regal Entertainment Group Class A	26,500	606,320

	Shares	Value
The Walt Disney Co.	184,500	$ 6,538,680
Time Warner, Inc.	600,800	12,839,095
Viacom, Inc. Class B (non-vtg.) (a)	80,900	3,634,028
		32,977,502
Publishing - 10.8%
Gannett Co., Inc.	10,800	635,256
Gemstar-TV Guide International, Inc. (a)	558	2,567
Getty Images, Inc. (a)	16,400	820,820
McGraw-Hill Companies, Inc.	52,500	3,691,275
R.H. Donnelley Corp.	25,700	2,003,058
The McClatchy Co. Class A (d)	8,200	226,894
The New York Times Co. Class A (d)	40,700	1,021,977
Tribune Co.	100	3,324
		8,405,171
TOTAL MEDIA		67,809,039
SOFTWARE - 0.8%
Home Entertainment Software - 0.8%
Nintendo Co. Ltd.	1,800	628,560
TOTAL COMMON STOCKS (Cost $58,069,026)		76,835,722
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 5.33% (b)	76,745	76,745
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	1,032,450	1,032,450
TOTAL MONEY MARKET FUNDS (Cost $1,109,195)		1,109,195
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $59,178,221)	77,944,917
NET OTHER ASSETS - (0.1)%	(50,225)
NET ASSETS - 100%	$ 77,894,692
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,386
Fidelity Securities Lending Cash Central Fund	8,703
Total	$ 23,089
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $59,188,241. Net unrealized appreciation aggregated $18,756,676, of which $19,084,867 related to appreciated investment securities and $328,191 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Gas Portfolio

May 31, 2007

1.802183.103

GAS-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
ELECTRIC UTILITIES - 2.1%
Electric Utilities - 2.1%
Reliant Energy, Inc. (a)	1,103,100	$ 28,261,422
ELECTRICAL EQUIPMENT - 0.5%
Heavy Electrical Equipment - 0.5%
Suzlon Energy Ltd.	30,000	957,808
Vestas Wind Systems AS (a)	78,700	5,530,589
		6,488,397
ENERGY EQUIPMENT & SERVICES - 16.1%
Oil & Gas Drilling - 11.9%
Diamond Offshore Drilling, Inc.	229,800	21,686,226
ENSCO International, Inc.	284,800	17,250,336
GlobalSantaFe Corp.	613,300	41,888,390
Helmerich & Payne, Inc.	181,300	6,144,257
Nabors Industries Ltd. (a)	50,000	1,747,000
Pride International, Inc. (a)	631,800	22,751,118
Rowan Companies, Inc. (d)	360,100	14,216,748
Transocean, Inc. (a)	328,100	32,232,544
		157,916,619
Oil & Gas Equipment & Services - 4.2%
Cameron International Corp. (a)	184,700	13,095,230
National Oilwell Varco, Inc. (a)	105,028	9,919,895
Oil States International, Inc. (a)	32,400	1,261,332
SBM Offshore NV	29,600	1,094,083
Schlumberger Ltd. (NY Shares)	8,700	677,469
Smith International, Inc.	350,290	19,444,598
W-H Energy Services, Inc. (a)	21,100	1,346,180
Weatherford International Ltd. (a)	168,400	9,150,856
		55,989,643
TOTAL ENERGY EQUIPMENT & SERVICES		213,906,262
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 4.6%
Independent Power Producers & Energy Traders - 4.6%
Clipper Windpower PLC (a)	406,700	7,392,342
Constellation Energy Group, Inc.	37,200	3,413,844
Dynegy, Inc. (a)	4,369,200	42,293,856
LDK Solar Co. Ltd. Sponsored ADR	17,000	459,000
Mirant Corp. (a)	90,500	4,199,200
NRG Energy, Inc.	43,200	3,796,848
		61,555,090
METALS & MINING - 0.4%
Diversified Metals & Mining - 0.4%
Ivanhoe Mines Ltd. (a)	50,000	704,568
Titanium Metals Corp.	120,600	4,172,760
		4,877,328

	Shares	Value
MULTI-UTILITIES - 0.9%
Multi-Utilities - 0.9%
Sempra Energy	194,400	$ 11,920,608
OIL, GAS & CONSUMABLE FUELS - 72.2%
Coal & Consumable Fuels - 2.2%
Cameco Corp.	51,300	2,658,899
CONSOL Energy, Inc.	17,200	835,748
Evergreen Energy, Inc. (a)(d)	2,180,800	15,069,328
International Coal Group, Inc. (a)	1,247,300	7,945,301
Peabody Energy Corp.	64,600	3,490,984
		30,000,260
Integrated Oil & Gas - 1.3%
InterOil Corp. (a)	182,200	6,695,850
OAO Gazprom sponsored ADR	30,300	1,104,435
Petroleo Brasileiro SA Petrobras sponsored ADR	26,200	2,833,792
Targa Resources Partners LP	190,000	6,317,500
		16,951,577
Oil & Gas Exploration & Production - 51.1%
Apache Corp.	31,400	2,535,550
Aurora Oil & Gas Corp. (a)	3,958,153	7,916,306
Berry Petroleum Co. Class A	52,200	1,901,646
Cabot Oil & Gas Corp.	744,500	29,035,500
Canadian Natural Resources Ltd.	143,500	9,538,936
Chesapeake Energy Corp. (d)	1,053,500	36,725,010
Denbury Resources, Inc. (a)	534,500	19,380,970
EOG Resources, Inc.	594,400	45,709,360
Forest Oil Corp. (a)(d)	291,300	11,823,867
Goodrich Petroleum Corp. (a)	124,800	4,445,376
Mariner Energy, Inc. (a)	280,689	7,011,611
Newfield Exploration Co. (a)	451,900	21,709,276
Noble Energy, Inc. (d)	553,500	35,031,015
Petrohawk Energy Corp. (a)	400,400	6,526,520
Plains Exploration & Production Co. (a)	1,035,000	54,772,200
Quicksilver Resources, Inc. (a)(d)	3,019,540	134,339,336
Range Resources Corp. (d)	3,223,100	124,862,894
Southwestern Energy Co. (a)	425,600	20,258,560
Stone Energy Corp. (a)	93,800	3,060,694
Ultra Petroleum Corp. (a)	1,016,001	62,362,141
XTO Energy, Inc.	688,500	39,939,885
		678,886,653
Oil & Gas Refining & Marketing - 12.5%
Frontier Oil Corp.	171,100	6,888,486
Petroplus Holdings AG	28,564	2,647,190
Reliance Industries Ltd.	240,000	10,454,786
Tesoro Corp.	253,800	15,705,144
Valero Energy Corp.	1,555,500	116,071,410
Western Refining, Inc.	285,900	14,051,985
		165,819,001
Oil & Gas Storage & Transport - 5.1%
Boardwalk Pipeline Partners, LP	304,200	10,756,512
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
Copano Energy LLC	485,203	$ 21,232,483
NuStar GP Holdings LLC	411,400	15,176,546
Williams Companies, Inc.	201,100	6,386,936
Williams Partners LP	292,900	14,270,088
		67,822,565
TOTAL OIL, GAS & CONSUMABLE FUELS		959,480,056
TOTAL COMMON STOCKS (Cost $904,395,232)		1,286,489,163
Nonconvertible Bonds - 1.0%
	Principal Amount
OIL, GAS & CONSUMABLE FUELS - 1.0%
Oil & Gas Storage & Transport - 1.0%
Morgan Stanley 4/15/08 Sr. Notes Exchangeable for Common Stock of Plains All American Pipeline, L.P. (e) (Cost $12,011,066)	$ 12,000,000	12,496,356
Money Market Funds - 12.2%
	Shares
Fidelity Cash Central Fund, 5.33% (b)	45,446,527	45,446,527
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	116,748,212	116,748,212
TOTAL MONEY MARKET FUNDS (Cost $162,194,739)		162,194,739
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.05%, dated 5/31/07 due 6/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $3,129,000)	$ 3,129,439	3,129,000
TOTAL INVESTMENT PORTFOLIO - 110.2% (Cost $1,081,730,037)	1,464,309,258
NET OTHER ASSETS - (10.2)%	(134,978,486)
NET ASSETS - 100%	$ 1,329,330,772
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,496,356 or 1.0% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,129,000 due 6/01/07 at 5.05%
Banc of America Securities LLC	$ 604,052
Goldman, Sachs & Co.	2,524,948
$ 3,129,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 219,476
Fidelity Securities Lending Cash Central Fund	208,595
Total	$ 428,071
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,086,792,960. Net unrealized appreciation aggregated $377,516,298, of which $395,011,046 related to appreciated investment securities and $17,494,748 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Resources Portfolio

May 31, 2007

1.802184.103

NAT-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CHEMICALS - 3.0%
Commodity Chemicals - 0.5%
Calgon Carbon Corp. (a)(d)	146,700	$ 1,486,071
Celanese Corp. Class A	35,600	1,295,484
Formosa Chemicals & Fibre Corp.	1,255,830	2,577,426
Georgia Gulf Corp.	20,650	356,419
Tokai Carbon Co. Ltd.	22,000	192,145
		5,907,545
Diversified Chemicals - 0.2%
Ashland, Inc.	44,400	2,678,208
Fertilizers & Agricultural Chemicals - 2.2%
Agrium, Inc.	213,700	8,242,671
Potash Corp. of Saskatchewan, Inc.	95,700	6,789,915
Terra Nitrogen Co. LP	14,801	1,263,709
The Mosaic Co.	419,000	14,719,470
		31,015,765
Specialty Chemicals - 0.1%
Tokuyama Corp.	120,000	1,543,998
TOTAL CHEMICALS		41,145,516
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Clean Harbors, Inc.	7,200	338,328
CONSTRUCTION & ENGINEERING - 1.4%
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV (NY Shares)	330,800	12,887,968
Fluor Corp.	29,600	3,081,360
Infrasource Services, Inc. (a)	58,700	2,124,940
Jacobs Engineering Group, Inc. (a)	25,200	1,460,340
		19,554,608
CONTAINERS & PACKAGING - 0.5%
Metal & Glass Containers - 0.0%
Owens-Illinois, Inc.	8,900	302,600
Paper Packaging - 0.5%
Smurfit-Stone Container Corp.	252,300	3,262,239
Temple-Inland, Inc.	59,900	3,773,700
		7,035,939
TOTAL CONTAINERS & PACKAGING		7,338,539
ELECTRICAL EQUIPMENT - 2.0%
Electrical Components & Equipment - 0.5%
Q-Cells AG (d)	48,300	4,029,384
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	80,700	2,737,344
		6,766,728
Heavy Electrical Equipment - 1.5%
Areva (investment certificates)(non-vtg.)	100	97,480

	Shares	Value
Suzlon Energy Ltd.	60,000	$ 1,915,616
Vestas Wind Systems AS (a)	263,200	18,496,202
		20,509,298
TOTAL ELECTRICAL EQUIPMENT		27,276,026
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	34,700	2,347,455
ENERGY EQUIPMENT & SERVICES - 23.0%
Oil & Gas Drilling - 6.9%
Diamond Offshore Drilling, Inc.	141,900	13,391,103
GlobalSantaFe Corp.	526,900	35,987,270
Nabors Industries Ltd. (a)	2,600	90,844
Noble Corp.	83,800	7,742,282
Patterson-UTI Energy, Inc.	4,400	116,248
Pride International, Inc. (a)	274,000	9,866,740
Rowan Companies, Inc.	1,000	39,480
TODCO (a)	1,400	69,244
Transocean, Inc. (a)	288,600	28,352,064
		95,655,275
Oil & Gas Equipment & Services - 16.1%
Baker Hughes, Inc.	109,890	9,063,727
Cameron International Corp. (a)	107,600	7,628,840
FMC Technologies, Inc. (a)	45,700	3,454,920
Global Industries Ltd. (a)	4,900	116,179
Grant Prideco, Inc. (a)	72,400	4,111,596
Halliburton Co.	469,700	16,885,715
Hanover Compressor Co. (a)	126,000	3,150,000
Key Energy Services, Inc. (a)	183,500	3,403,925
National Oilwell Varco, Inc. (a)	558,911	52,789,144
Oceaneering International, Inc. (a)	14,300	715,572
Oil States International, Inc. (a)	4,400	171,292
Saipem Spa	4,500	140,657
Schlumberger Ltd. (NY Shares)	770,052	59,963,949
Smith International, Inc.	763,500	42,381,885
Tidewater, Inc.	50,000	3,300,000
W-H Energy Services, Inc. (a)	52,800	3,368,640
Weatherford International Ltd. (a)	254,390	13,823,553
		224,469,594
TOTAL ENERGY EQUIPMENT & SERVICES		320,124,869
FOOD PRODUCTS - 0.5%
Agricultural Products - 0.5%
Archer-Daniels-Midland Co.	3,100	108,624
Corn Products International, Inc.	158,611	6,507,809
Global Bio-Chem Technology Group Co. Ltd.	78,700	30,740
		6,647,173
Common Stocks - continued
	Shares	Value
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	14,700	$ 1,587,747
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.3%
Independent Power Producers & Energy Traders - 1.3%
Dynegy, Inc. (a)	284	2,749
Mirant Corp. (a)	288,400	13,381,760
NRG Energy, Inc.	16,100	1,415,029
TXU Corp.	57,100	3,851,395
		18,650,933
INDUSTRIAL CONGLOMERATES - 0.5%
Industrial Conglomerates - 0.5%
McDermott International, Inc. (a)	93,300	7,277,400
MACHINERY - 0.7%
Construction & Farm Machinery & Heavy Trucks - 0.7%
Joy Global, Inc.	151,250	8,565,288
Trinity Industries, Inc.	28,200	1,301,994
		9,867,282
METALS & MINING - 9.0%
Aluminum - 2.9%
Alcan, Inc.	100,900	8,689,410
Alcoa, Inc.	791,200	32,660,736
Century Aluminum Co. (a)	1,900	107,046
		41,457,192
Diversified Metals & Mining - 2.6%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,167	170,543
RTI International Metals, Inc. (a)	152,738	13,555,498
Teck Cominco Ltd. Class B (sub. vtg.)	3,400	143,700
Titanium Metals Corp.	645,676	22,340,390
		36,210,131
Gold - 2.6%
Eldorado Gold Corp. (a)	535,300	3,058,285
Kinross Gold Corp. (a)	97,967	1,307,204
Meridian Gold, Inc. (a)	697,500	17,890,880
Newmont Mining Corp.	335,600	13,652,208
		35,908,577
Precious Metals & Minerals - 0.4%
Aquarius Platinum Ltd. (United Kingdom) (a)	140,000	4,393,620
Shore Gold, Inc. (a)	221,300	972,565
		5,366,185
Steel - 0.5%
Allegheny Technologies, Inc.	900	104,031
Arcelor Mittal	3,700	221,963

	Shares	Value
Hitachi Metals Ltd.	10,000	$ 120,861
Reliance Steel & Aluminum Co.	106,500	6,535,905
		6,982,760
TOTAL METALS & MINING		125,924,845
OIL, GAS & CONSUMABLE FUELS - 53.7%
Coal & Consumable Fuels - 4.6%
Arch Coal, Inc. (d)	215,100	8,685,738
Cameco Corp.	235,900	12,226,787
CONSOL Energy, Inc. (d)	224,400	10,903,596
Foundation Coal Holdings, Inc. (d)	178,800	7,902,960
Peabody Energy Corp.	448,000	24,209,920
USEC, Inc. (a)	1,600	36,960
		63,965,961
Integrated Oil & Gas - 22.0%
BP PLC sponsored ADR	209,364	14,029,482
Chevron Corp.	57,132	4,655,687
ConocoPhillips	873,830	67,660,657
ENI Spa sponsored ADR	126,100	8,911,487
Exxon Mobil Corp.	1,156,115	96,154,080
Hess Corp.	184,600	10,932,012
Husky Energy, Inc.	43,800	3,651,195
Marathon Oil Corp.	242,300	29,999,163
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	600	77,439
OAO Gazprom sponsored ADR	150,257	5,476,868
Occidental Petroleum Corp.	359,800	19,778,206
OMV AG (d)	61,435	4,077,808
Petroleo Brasileiro SA Petrobras sponsored ADR	147,600	15,964,416
Suncor Energy, Inc.	290,100	25,197,428
		306,565,928
Oil & Gas Exploration & Production - 18.6%
Anadarko Petroleum Corp.	1,800	89,370
Apache Corp.	800	64,600
Aurora Oil & Gas Corp. (a)	50,000	100,000
Cabot Oil & Gas Corp.	797,600	31,106,400
Canadian Natural Resources Ltd.	274,500	18,246,954
Chesapeake Energy Corp. (d)	826,300	28,804,818
Comstock Resources, Inc. (a)	1,300	39,468
Denbury Resources, Inc. (a)	2,300	83,398
Devon Energy Corp.	800	61,424
EnCana Corp.	123,784	7,582,486
EOG Resources, Inc.	262,100	20,155,490
EXCO Resources, Inc. (a)	3,600	65,052
Forest Oil Corp. (a)	39,300	1,595,187
Goodrich Petroleum Corp. (a)	4,300	153,166
Houston Exploration Co. (a)	29,800	1,789,192
Hugoton Royalty Trust	19,957	543,230
Mariner Energy, Inc. (a)	49,324	1,232,114
Newfield Exploration Co. (a)	268,500	12,898,740
Nexen, Inc.	207,800	6,221,662
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Noble Energy, Inc.	171,300	$ 10,841,577
Penn West Energy Trust	62,800	2,189,148
Petrohawk Energy Corp. (a)	50,000	815,000
Plains Exploration & Production Co. (a)	139,400	7,377,048
Pogo Producing Co.	1,300	70,291
Quicksilver Resources, Inc. (a)	200,550	8,922,470
Range Resources Corp.	934,673	36,209,232
Southwestern Energy Co. (a)	1,800	85,680
Talisman Energy, Inc.	677,000	13,673,571
Ultra Petroleum Corp. (a)	391,300	24,017,994
W&T Offshore, Inc.	41,700	1,226,397
XTO Energy, Inc.	403,000	23,378,030
		259,639,189
Oil & Gas Refining & Marketing - 6.5%
ERG Spa	3,400	90,248
Frontier Oil Corp.	6,000	241,560
Neste Oil Oyj	2,600	98,236
Petroplus Holdings AG	15,064	1,396,068
Sunoco, Inc.	240,400	19,162,284
Valero Energy Corp.	931,988	69,544,945
Western Refining, Inc.	5,800	285,070
		90,818,411
Oil & Gas Storage & Transport - 2.0%
TransCanada Corp.	90,600	3,333,592
Williams Companies, Inc.	787,600	25,014,176
		28,347,768
TOTAL OIL, GAS & CONSUMABLE FUELS		749,337,257
PAPER & FOREST PRODUCTS - 1.7%
Forest Products - 1.5%
Sino-Forest Corp. (a)	823,900	10,053,668
Weyerhaeuser Co.	126,700	10,384,332
		20,438,000
Paper Products - 0.2%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	48,700	2,930,279
TOTAL PAPER & FOREST PRODUCTS		23,368,279

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Specialized REITs - 0.1%
Plum Creek Timber Co., Inc.	40,100	$ 1,676,180
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
Renewable Energy Corp. AS	2,400	76,010
TOTAL COMMON STOCKS (Cost $993,545,236)		1,362,538,447
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 5.33% (b)	23,291,584	23,291,584
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	59,500,000	59,500,000
TOTAL MONEY MARKET FUNDS (Cost $82,791,584)		82,791,584
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $1,076,336,820)	1,445,330,031
NET OTHER ASSETS - (3.6)%	(50,328,770)
NET ASSETS - 100%	$ 1,395,001,261
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 250,351
Fidelity Securities Lending Cash Central Fund	123,830
Total	$ 374,181
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,077,923,977. Net unrealized appreciation aggregated $367,406,054, of which $370,521,032 related to appreciated investment securities and $3,114,978 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Networking and
Infrastructure Portfolio

May 31, 2007

1.802185.103

NET-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.5%
	Shares	Value
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Asahi Glass Co. Ltd.	24,000	$ 319,645
COMMUNICATIONS EQUIPMENT - 42.1%
Communications Equipment - 42.1%
Acme Packet, Inc.	700	8,295
Adtran, Inc.	38,100	1,030,986
ADVA AG Optical Networking (a)(d)	72,343	707,670
Alcatel-Lucent SA sponsored ADR (d)	87,300	1,197,756
AudioCodes Ltd. (a)	87,100	463,372
Ciena Corp. (a)	58,146	1,995,571
Cisco Systems, Inc. (a)	162,300	4,369,116
Comtech Group, Inc. (a)	150,900	2,631,696
Comverse Technology, Inc. (a)	52,500	1,203,300
Corning, Inc. (a)	226,100	5,652,500
F5 Networks, Inc. (a)	22,700	1,844,602
Finisar Corp. (a)(d)	268,400	974,292
Foxconn International Holdings Ltd. (a)	40,000	124,223
Harris Stratex Networks, Inc. (a)	26,700	456,570
Juniper Networks, Inc. (a)	189,509	4,625,915
Opnext, Inc.	4,800	56,592
Optical Communication Products, Inc. (a)	36,100	53,789
Optium Corp.	200	2,706
Powerwave Technologies, Inc. (a)(d)	127,100	810,898
Research In Motion Ltd. (a)	5,700	946,656
Riverstone Networks, Inc. (a)	94,100	1
Sirenza Microdevices, Inc. (a)	51,100	541,660
Sonus Networks, Inc. (a)	134,100	1,162,647
Symmetricom, Inc. (a)	86,200	700,806
		31,561,619
COMPUTERS & PERIPHERALS - 12.3%
Computer Hardware - 7.6%
Concurrent Computer Corp. (a)	533,600	955,144
Sun Microsystems, Inc. (a)	920,800	4,696,080
		5,651,224
Computer Storage & Peripherals - 4.7%
EMC Corp. (a)	145,900	2,464,251
Network Appliance, Inc. (a)	33,000	1,062,270
		3,526,521
TOTAL COMPUTERS & PERIPHERALS		9,177,745
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
Alternative Carriers - 0.0%
Aruba Networks, Inc.	1,100	21,285
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.6%
Electronic Equipment & Instruments - 1.0%
Chi Mei Optoelectronics Corp.	3,888	4,361
Nippon Electric Glass Co. Ltd.	27,000	431,033
Orbotech Ltd. (a)	13,100	292,916
		728,310

	Shares	Value
Electronic Manufacturing Services - 1.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	68,400	$ 483,469
Smart Modular Tech WWH, Inc. (a)	53,100	760,923
		1,244,392
Technology Distributors - 0.0%
Mellanox Technologies Ltd.	100	2,026
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		1,974,728
HOUSEHOLD DURABLES - 1.5%
Consumer Electronics - 1.5%
Directed Electronics, Inc. (a)	50,500	447,935
Tele Atlas NV (a)	19,000	433,590
Thomson SA	12,500	241,190
		1,122,715
INTERNET SOFTWARE & SERVICES - 12.7%
Internet Software & Services - 12.7%
Baidu.com, Inc. sponsored ADR (a)	800	112,504
DivX, Inc.	100	1,598
Google, Inc. Class A (sub. vtg.) (a)	17,400	8,660,848
Marchex, Inc. Class B	12,000	185,880
Openwave Systems, Inc. (a)	54,900	565,470
Switch & Data Facilities Co., Inc.	300	5,577
		9,531,877
IT SERVICES - 0.0%
IT Consulting & Other Services - 0.0%
Isilon Systems, Inc.	100	1,467
MEDIA - 0.0%
Publishing - 0.0%
Gemstar-TV Guide International, Inc. (a)	390	1,794
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 25.3%
Semiconductor Equipment - 0.9%
Credence Systems Corp. (a)	134,100	445,212
EMCORE Corp. (a)	40,700	197,395
		642,607
Semiconductors - 24.4%
Altera Corp.	105,400	2,404,174
AMIS Holdings, Inc. (a)	23,000	293,940
Applied Micro Circuits Corp. (a)	216,300	607,803
Broadcom Corp. Class A (a)	98,250	3,002,520
Conexant Systems, Inc. (a)	257,700	332,433
Cree, Inc. (a)	2,700	60,750
Cypress Semiconductor Corp. (a)	32,800	704,216
Ikanos Communications, Inc. (a)	20,600	147,084
Lattice Semiconductor Corp. (a)	36,300	191,301
LSI Logic Corp. (a)	163,500	1,419,180
Marvell Technology Group Ltd. (a)	241,180	3,791,350
Maxim Integrated Products, Inc.	7,300	224,475
Mindspeed Technologies, Inc. (a)(d)	745,433	1,625,044
MIPS Technologies, Inc. (a)	33,500	296,140
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
PMC-Sierra, Inc. (a)	73,300	$ 565,143
Silicon Laboratories, Inc. (a)	28,000	969,360
Tower Semicondutor Ltd. (a)	252,000	393,120
Vimicro International Corp. sponsored ADR (a)	44,600	298,820
Xilinx, Inc.	33,400	951,232
		18,278,085
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		18,920,692
SOFTWARE - 3.6%
Application Software - 1.9%
Informatica Corp. (a)	36,100	550,886
Ulticom, Inc. (a)	101,000	873,650
		1,424,536
Systems Software - 1.7%
Allot Communications Ltd.	2,800	19,012
Double-Take Software, Inc.	12,900	203,691
Sandvine Corp. (U.K.) (a)	248,700	1,019,322
		1,242,025
TOTAL SOFTWARE		2,666,561
TOTAL COMMON STOCKS (Cost $76,700,652)		75,300,128
Convertible Bonds - 0.3%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Ciena Corp. 0.25% 5/1/13 (Cost $240,000)	$ 240,000	243,046
Money Market Funds - 4.5%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c) (Cost $3,369,018)	3,369,018	$ 3,369,018
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $80,309,670)	78,912,192
NET OTHER ASSETS - (5.3)%	(3,976,030)
NET ASSETS - 100%	$ 74,936,162
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 538
Fidelity Securities Lending Cash Central Fund	13,815
Total	$ 14,353
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $80,868,911. Net unrealized depreciation aggregated $1,956,719, of which $7,422,825 related to appreciated investment securities and $9,379,544 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Paper and Forest
Products Portfolio

May 31, 2007

1.802186.103

PAP-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.8%
	Shares	Value
CONTAINERS & PACKAGING - 26.4%
Metal & Glass Containers - 0.5%
Ball Corp.	5	$ 277
Silgan Holdings, Inc.	6,100	352,092
		352,369
Paper Packaging - 25.9%
Bemis Co., Inc.	73,900	2,485,257
Graphic Packaging Corp. (a)	48,800	241,072
Packaging Corp. of America	78,500	2,030,010
Sealed Air Corp.	42,000	1,356,600
Smurfit-Stone Container Corp.	295,570	3,821,720
Sonoco Products Co.	10,500	454,650
Temple-Inland, Inc.	102,400	6,451,198
		16,840,507
TOTAL CONTAINERS & PACKAGING		17,192,876
FOOD PRODUCTS - 1.0%
Agricultural Products - 1.0%
BrasilAgro - Compania Brasileira de Propriedades Agricolas	1,000	629,880
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
Kimberly-Clark Corp.	100	7,096
MACHINERY - 2.7%
Industrial Machinery - 2.7%
Albany International Corp. Class A	14,900	582,888
Kadant, Inc. (a)	39,200	1,170,120
		1,753,008
MEDIA - 0.2%
Publishing - 0.2%
McGraw-Hill Companies, Inc.	2,000	140,620
PAPER & FOREST PRODUCTS - 44.8%
Forest Products - 18.7%
Canfor Corp. New (a)	117,000	1,429,885
Deltic Timber Corp.	4,700	253,612
Louisiana-Pacific Corp.	76,900	1,576,450
Masisa SA ADR	7,300	98,696
Norbord, Inc. (d)	88,600	750,588
Stella-Jones, Inc.	11,300	496,610

	Shares	Value
West Fraser Timber Co. Ltd.	29,000	$ 1,125,345
Weyerhaeuser Co.	78,400	6,425,664
		12,156,850
Paper Products - 26.1%
Abitibi-Consolidated, Inc.	260,200	635,020
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	3,800	228,646
Bowater, Inc. (d)	29,500	613,305
Buckeye Technologies, Inc. (a)	14,800	210,456
Canfor Pulp Income Fund	35,600	515,633
Cascades, Inc.	138,600	1,627,768
Domtar Canada Paper, Inc. (a)	170,000	1,845,528
Domtar Corp. (a)	113,700	1,239,330
Glatfelter	20,700	281,313
International Paper Co. (d)	44,100	1,727,397
Kapstone Paper & Packaging Corp. (a)	52,500	404,250
Lee & Man Paper Manufacturing Ltd.	142,000	418,260
MeadWestvaco Corp.	145,600	5,096,000
Mercer International, Inc. (SBI) (a)	9,400	101,050
Neenah Paper, Inc.	20,800	911,040
Nine Dragons Paper (Holdings) Ltd. (a)	83,000	173,684
Schweitzer-Mauduit International, Inc.	9,300	279,372
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	18,900	408,807
Wausau-Mosinee Paper Corp.	21,500	294,335
		17,011,194
TOTAL PAPER & FOREST PRODUCTS		29,168,044
REAL ESTATE INVESTMENT TRUSTS - 11.2%
Specialized REITs - 11.2%
Plum Creek Timber Co., Inc.	72,900	3,047,220
Potlatch Corp.	61,879	2,709,063
Rayonier, Inc.	34,087	1,532,552
		7,288,835
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Management & Development - 0.3%
Consolidated-Tomoka Land Co.	2,300	171,350
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	7,000	125,300
TOTAL COMMON STOCKS (Cost $53,916,373)		56,477,009
Nonconvertible Bonds - 4.2%
Principal Amount
PAPER & FOREST PRODUCTS - 4.2%
Paper Products - 4.2%
Buckeye Cellulose Corp. 9.25% 9/15/08 (Cost $2,775,949)	$ 2,770,000	2,763,075
Money Market Funds - 9.7%
	Shares	Value
Fidelity Cash Central Fund, 5.33% (b)	4,541,088	$ 4,541,088
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	1,752,875	1,752,875
TOTAL MONEY MARKET FUNDS (Cost $6,293,963)		6,293,963
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $62,986,285)	65,534,047
NET OTHER ASSETS - (0.7)%	(486,968)
NET ASSETS - 100%	$ 65,047,079
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:+
Fund	Income earned
Fidelity Cash Central Fund	$ 36,291
Fidelity Securities Lending Cash Central Fund	31,221
Total	$ 67,512
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $63,162,163. Net unrealized appreciation aggregated $2,371,884, of which $3,788,765 related to appreciated investment securities and $1,416,881 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Pharmaceuticals Portfolio

May 31, 2007

1.802187.103

PHR-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
BIOTECHNOLOGY - 7.7%
Biotechnology - 7.7%
3SBio, Inc. ADR	11,200	$ 124,544
Acambis PLC (a)	6,900	18,478
Acorda Therapeutics, Inc. (a)	4,500	89,550
Alnylam Pharmaceuticals, Inc. (a)	13,000	213,200
Altus Pharmaceuticals, Inc. (a)	28,300	382,616
Ambrilia Biopharma, Inc. (a)	48,500	116,097
Amgen, Inc. (a)	16,500	929,445
Amylin Pharmaceuticals, Inc. (a)	6,060	280,275
Antigenics, Inc. (a)	100	281
Arena Pharmaceuticals, Inc. (a)(d)	8,600	119,540
ArQule, Inc. (a)	42,300	379,854
Basilea Pharmaceutica AG (a)	1,474	336,395
Biogen Idec, Inc. (a)	15,600	814,632
BioMarin Pharmaceutical, Inc. (a)	14,000	249,760
Biomira, Inc. (a)	100	114
Bionovo, Inc. (a)	100	538
Celgene Corp. (a)	7,900	483,796
Cephalon, Inc. (a)	6,200	514,662
Cepheid, Inc. (a)	9,400	109,980
Chelsea Therapeutics International Ltd. (a)	21,400	112,350
Cougar Biotechnology, Inc. (a)	9,900	262,350
CSL Ltd.	32,865	2,427,225
CV Therapeutics, Inc. (a)	100	1,054
CytRx Corp. (a)	29,100	122,220
Dendreon Corp. (a)	7,700	66,066
Digene Corp. (a)	100	4,450
Dyax Corp. (a)	4,700	21,808
Enzon Pharmaceuticals, Inc. (a)	9,000	76,230
Genentech, Inc. (a)	13,400	1,068,918
Genmab AS (a)	1,300	93,588
Genomic Health, Inc. (a)	2,900	50,170
Genzyme Corp. (a)	100	6,452
Gilead Sciences, Inc. (a)	13,800	1,142,226
GPC Biotech AG sponsored ADR (a)(d)	3,700	110,038
Grifols SA	1,300	25,888
GTx, Inc. (a)	9,200	183,632
Human Genome Sciences, Inc. (a)	10,900	115,431
IDM Pharma, Inc. (a)	100	329
Indevus Pharmaceuticals, Inc. (a)	103,100	762,940
Insmed, Inc. (a)	100	77
InterMune, Inc. (a)	1,400	37,226
Iomai Corp. (a)	600	1,410
Isis Pharmaceuticals, Inc. (a)	9,200	92,552
MannKind Corp. (a)(d)	9,335	106,232
Maxygen, Inc. (a)	100	1,017
Medarex, Inc. (a)	42,300	676,377
Medicure, Inc. (a)	100	115
MedImmune, Inc. (a)	22,200	1,284,936
Memory Pharmaceuticals Corp. (a)	213,600	615,168
Metabasis Therapeutics, Inc. (a)	15,200	120,688

	Shares	Value
Momenta Pharmaceuticals, Inc. (a)	100	$ 1,308
Monogram Biosciences, Inc. (a)	100	182
Mymetics Corp. (a)	200	19
Myriad Genetics, Inc. (a)	100	3,807
Nabi Biopharmaceuticals (a)	9,000	46,260
Neurochem, Inc. (a)	100	585
Neurogen Corp. (a)	60,125	464,766
Novacea, Inc.	5,320	67,830
NPS Pharmaceuticals, Inc. (a)	100	426
Nuvelo, Inc. (a)	100	368
Omrix Biopharmaceuticals, Inc.	3,000	100,560
ONYX Pharmaceuticals, Inc. (a)	800	23,936
Opexa Therapeutics, Inc. (a)	200	1,056
OREXIGEN Therapeutics, Inc.	7,599	136,022
OSI Pharmaceuticals, Inc. (a)	27,600	1,042,176
Panacos Pharmaceuticals, Inc. (a)	100	418
Poniard Pharmaceuticals, Inc. (a)	10,800	87,912
Prana Biotechnology Ltd. ADR (a)(d)	16,100	50,393
Progenics Pharmaceuticals, Inc. (a)	5,500	117,645
QLT, Inc. (a)	9,600	72,864
Regeneron Pharmaceuticals, Inc. (a)	36,300	814,572
Rosetta Genomics Ltd. (a)	3,000	23,640
Speedel Holding AG (a)	1,610	218,225
Targacept, Inc.	100	927
Tercica, Inc. (a)	6,400	42,816
Theravance, Inc. (a)	10,000	343,400
Transition Therapeutics, Inc. (a)	20,000	29,735
United Therapeutics Corp. (a)	4,000	263,960
Vanda Pharmaceuticals, Inc.	4,900	98,098
Zymogenetics, Inc. (a)	6,400	104,896
		18,911,722
CHEMICALS - 2.3%
Commodity Chemicals - 0.0%
Solvay SA	100	15,965
Diversified Chemicals - 1.8%
Akzo Nobel NV	1,400	113,834
Bayer AG sponsored ADR	58,400	4,197,792
		4,311,626
Specialty Chemicals - 0.5%
Jubilant Organosys Ltd.	2,144	15,113
Lonza Group AG	6,704	662,901
Sigma Aldrich Corp.	15,600	675,168
		1,353,182
TOTAL CHEMICALS		5,680,773
FOOD PRODUCTS - 0.0%
Packaged Foods & Meats - 0.0%
China Mengniu Dairy Co. Ltd.	6,000	19,594
HEALTH CARE EQUIPMENT & SUPPLIES - 3.9%
Health Care Equipment - 3.6%
Advanced Medical Optics, Inc. (a)	3,100	108,810
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Alphatec Holdings, Inc.	100	$ 369
Angiodynamics, Inc. (a)	5,800	91,930
Baxter International, Inc.	8,300	471,772
Beckman Coulter, Inc.	3,000	196,200
Becton, Dickinson & Co.	9,700	739,625
BioLase Technology, Inc. (a)	6,700	40,200
Boston Scientific Corp. (a)	100	1,567
C.R. Bard, Inc.	7,600	641,516
China Medical Technologies, Inc. sponsored ADR (a)(d)	18,900	456,813
Cochlear Ltd.	700	36,069
Edwards Lifesciences Corp. (a)	2,000	100,400
EPIX Pharmaceuticals, Inc. (a)	100	589
ev3, Inc. (a)	1,400	24,332
Exactech, Inc. (a)	10,700	173,233
Gen-Probe, Inc. (a)	6,200	335,358
GN Store Nordic AS (a)	100	1,165
Golden Meditech Co. Ltd. (a)	24,000	11,464
Hansen Medical, Inc.	100	1,930
Hologic, Inc. (a)	5,600	302,904
I-Flow Corp. (a)	14,000	219,520
Integra LifeSciences Holdings Corp. (a)	2,500	128,300
Medtronic, Inc.	16,600	882,622
Micrus Endovascular Corp. (a)	4,600	98,394
Mindray Medical International Ltd. sponsored ADR	46,800	1,333,800
NeuroMetrix, Inc. (a)	3,100	27,931
Orthofix International NV (a)	1,200	56,748
Phonak Holding AG	6,313	603,104
Respironics, Inc. (a)	2,700	119,205
Sirona Dental Systems, Inc.	6,300	218,295
SonoSite, Inc. (a)	900	25,659
St. Jude Medical, Inc. (a)	10,200	435,438
Stereotaxis, Inc. (a)	100	1,204
Stryker Corp.	1,700	114,427
ThermoGenesis Corp. (a)	100	271
Thoratec Corp. (a)	1,300	25,753
Varian Medical Systems, Inc. (a)	2,100	84,630
Volcano Corp.	5,800	117,508
William Demant Holding AS (a)	3,400	347,036
Zimmer Holdings, Inc. (a)	2,700	237,762
		8,813,853
Health Care Supplies - 0.3%
Alcon, Inc.	100	13,806
Chembio Diagnostics, Inc. (a)	100	62
Immucor, Inc. (a)	7,600	240,008
Insite Vision (a)	100	179
Inverness Medical Innovations, Inc. (a)	1,200	57,228

	Shares	Value
Regeneration Technologies, Inc. (a)	52,200	$ 524,610
Shandong Weigao Group Medical Polymer Co. Ltd.	16,000	30,326
		866,219
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		9,680,072
HEALTH CARE PROVIDERS & SERVICES - 0.9%
Health Care Distributors & Services - 0.1%
AmerisourceBergen Corp.	100	5,122
Amplifon Spa	2,300	19,249
Cardinal Health, Inc.	100	7,246
Chindex International, Inc. (a)	100	2,095
McKesson Corp.	1,900	119,947
		153,659
Health Care Facilities - 0.4%
Brookdale Senior Living, Inc.	7,900	372,959
Capital Senior Living Corp. (a)	17,700	196,824
Clinica Baviera SA (a)	1,300	45,270
HealthSouth Corp. (a)(d)	21,200	440,112
Sun Healthcare Group, Inc. (a)	1,500	21,450
		1,076,615
Health Care Services - 0.1%
Air Methods Corp. (a)	100	3,532
AMN Healthcare Services, Inc. (a)	5,500	123,860
BioScrip, Inc. (a)	3,000	12,570
DaVita, Inc. (a)	100	5,523
Emergency Medical Services Corp. Class A (a)	700	24,402
Express Scripts, Inc. (a)	100	10,210
Fresenius Medical Care AG sponsored ADR	100	4,909
Health Grades, Inc. (a)	3,900	25,038
Healthways, Inc. (a)	500	23,310
Medco Health Solutions, Inc. (a)	100	7,776
Omnicare, Inc.	700	26,194
Quest Diagnostics, Inc.	100	4,902
		272,226
Managed Health Care - 0.3%
CIGNA Corp.	700	117,341
Humana, Inc. (a)	300	18,615
National Medical Health Card Systems, Inc. (a)	1,600	26,368
UnitedHealth Group, Inc.	8,900	487,453
Wellcare Health Plans, Inc. (a)	100	9,204
WellPoint, Inc. (a)	200	16,282
		675,263
TOTAL HEALTH CARE PROVIDERS & SERVICES		2,177,763
HEALTH CARE TECHNOLOGY - 3.6%
Health Care Technology - 3.6%
Allscripts Healthcare Solutions, Inc. (a)(d)	73,900	1,814,984
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - CONTINUED
Health Care Technology - continued
Cerner Corp. (a)	99,200	$ 5,635,552
Eclipsys Corp. (a)	9,700	197,686
Merge Technologies, Inc. (a)	8,200	56,744
TriZetto Group, Inc. (a)	39,300	728,229
Vital Images, Inc. (a)	19,100	526,969
		8,960,164
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
Shanghai Industrial Holdings Ltd. (H Shares)	43,000	126,656
INSURANCE - 0.1%
Life & Health Insurance - 0.1%
China Life Insurance Co. Ltd. ADR	5,066	235,012
Universal American Financial Corp. (a)	4,500	95,535
		330,547
INTERNET & CATALOG RETAIL - 0.0%
Internet Retail - 0.0%
NutriSystem, Inc. (a)	100	6,552
LIFE SCIENCES TOOLS & SERVICES - 2.0%
Life Sciences Tools & Services - 2.0%
Advanced Magnetics, Inc. (a)	1,600	100,912
Applera Corp. - Celera Genomics Group (a)	1,600	21,360
Biodelivery Sciences International, Inc. (a)	4,700	25,098
Charles River Laboratories International, Inc. (a)	500	26,585
Covance, Inc. (a)	1,900	126,445
Exelixis, Inc. (a)	39,800	440,984
ICON PLC sponsored ADR	500	23,195
Illumina, Inc. (a)	6,600	215,358
Innovive Pharmaceuticals, Inc. (a)	100	415
Medivation, Inc. (a)	27,900	490,203
Millipore Corp. (a)	8,500	635,545
Nektar Therapeutics (a)	10,600	120,204
PerkinElmer, Inc.	4,800	127,248
Pharmaceutical Product Development, Inc.	14,100	514,650
PRA International (a)	900	20,772
Techne Corp. (a)	2,066	123,320
Thermo Fisher Scientific, Inc. (a)	9,300	507,780
Third Wave Technologies, Inc. (a)	15,900	92,538
Ventana Medical Systems, Inc. (a)	22,200	1,142,412
Waters Corp. (a)	400	24,120
		4,779,144

	Shares	Value
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Chattem, Inc. (a)	15,000	$ 955,050
Hengan International Group Co. Ltd.	8,000	27,303
		982,353
PHARMACEUTICALS - 78.8%
Pharmaceuticals - 78.8%
Abbott Laboratories (d)	223,500	12,594,225
Abraxis BioScience, Inc. (a)(d)	54,000	1,329,480
Adams Respiratory Therapeutics, Inc. (a)(d)	80,900	3,705,220
Alexza Pharmaceuticals, Inc. (a)	100	968
Allergan, Inc.	51,750	6,444,428
Allon Therapeutics, Inc. (a)	100	108
Alpharma, Inc. Class A	15,600	379,080
Aspreva Pharmaceuticals Corp. (a)	5,000	100,750
Astellas Pharma, Inc.	400	17,714
AstraZeneca PLC sponsored ADR	4,730	251,541
Auxilium Pharmaceuticals, Inc. (a)	7,400	113,738
Barr Pharmaceuticals, Inc. (a)	17,550	935,766
Beijing Med-Pharm Corp. (a)	2,400	26,328
Biodel, Inc. (a)	6,600	118,140
BioMimetic Therapeutics, Inc.	400	7,304
Biovail Corp.	110	2,674
Bradley Pharmaceuticals, Inc. (a)	4,100	90,528
Bristol-Myers Squibb Co.	561,800	17,028,158
Cardiome Pharma Corp. (a)	45,100	447,015
China Shineway Pharmaceutical Group Ltd.	100	81
Chugai Pharmaceutical Co. Ltd.	20,800	424,682
Cipla Ltd.	100	539
Collagenex Pharmaceuticals, Inc. (a)(d)	49,600	525,264
Cypress Bioscience, Inc. (a)(d)	15,300	231,642
Daiichi Sankyo Co. Ltd.	6,800	186,608
Eisai Co. Ltd.	400	18,602
Elan Corp. PLC sponsored ADR (a)	68,300	1,346,876
Eli Lilly & Co.	114,200	6,694,404
Endo Pharmaceuticals Holdings, Inc. (a)	34,100	1,204,412
Eurand NV (a)	6,700	103,448
Forest Laboratories, Inc. (a)	49,120	2,490,875
GlaxoSmithKline PLC sponsored ADR	4,800	250,464
Guangzhou Pharmaceutical Co. Ltd. (H Shares)	25,000	25,613
H. Lundbeck AS	100	2,498
Hi-Tech Pharmacal Co., Inc. (a)	1,000	11,800
Impax Laboratories, Inc. (a)	45,800	526,242
Inspire Pharmaceuticals, Inc. (a)	94,600	560,978
Inyx, Inc. (a)	226,500	543,600
Ipsen SA	12,500	655,956
Javelin Pharmaceuticals, Inc. (a)	19,800	142,362
Jazz Pharmaceuticals, Inc.	8,600	154,800
Johnson & Johnson	237,900	15,051,933
King Pharmaceuticals, Inc. (a)	73,100	1,552,644
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
MacroChem Corp. (a)	25,100	$ 26,355
Meda AB (A Shares)	6,000	104,279
Medicines Co. (a)	17,500	341,425
Medicis Pharmaceutical Corp. Class A	36,100	1,191,300
Merck & Co., Inc.	692,400	36,316,375
Merck KGaA	17,861	2,350,655
MGI Pharma, Inc. (a)(d)	139,000	2,971,820
Mylan Laboratories, Inc.	53,300	1,053,741
Nexmed, Inc. (a)	413,700	703,290
Novartis AG sponsored ADR	66,740	3,749,453
Noven Pharmaceuticals, Inc. (a)	10,500	246,225
Novo Nordisk AS Series B sponsored ADR	23,200	2,441,336
Ono Pharmaceutical Co. Ltd.	7,800	447,326
Par Pharmaceutical Companies, Inc. (a)	22,700	665,337
Penwest Pharmaceuticals Co. (a)(d)	28,900	375,700
Perrigo Co.	43,100	843,036
Pfizer, Inc.	283,100	7,782,419
Pharmaxis Ltd. (a)	100	282
Pharmstandard OJSC GDR unit (a)(e)	3,600	59,580
Pipex Pharmaceuticals, Inc. (a)	67	295
Pozen, Inc. (a)	3,200	50,528
Renovo Group PLC (a)	20,800	75,367
Roche Holding AG (participation certificate)	27,197	4,996,089
Sanofi-Aventis sponsored ADR	5,256	252,814
Schering-Plough Corp. (d)	618,690	20,255,911
Sciele Pharma, Inc. (a)	15,500	383,160
Sepracor, Inc. (a)	16,700	813,290
Shionogi & Co. Ltd.	1,000	17,172
Shire PLC	272,300	6,330,975
Sirtris Pharmaceuticals, Inc.	3,800	48,982
Somaxon Pharmaceuticals, Inc. (a)	6,600	99,000
Spectrum Pharmaceuticals, Inc. (a)	10,600	69,430
Takeda Pharamaceutical Co. Ltd.	10,700	718,257
Teva Pharmaceutical Industries Ltd. sponsored ADR	9,500	372,400
Tongjitang Chinese Medicines Co. sponsored ADR	2,300	27,945
Valeant Pharmaceuticals International	45,500	718,445
Vectura Group PLC (a)	100	169
ViroPharma, Inc. (a)	17,500	253,575
Warner Chilcott Ltd.	59,400	1,078,704
Watson Pharmaceuticals, Inc. (a)	8,600	265,396

	Shares	Value
Wuyi International Pharmaceutical Co. Ltd.	100	$ 20
Wyeth	250,620	14,495,861
Xenoport, Inc. (a)	102,800	4,523,200
		193,816,407
SOFTWARE - 0.1%
Systems Software - 0.1%
Quality Systems, Inc.	4,900	200,655
TOTAL COMMON STOCKS (Cost $206,399,136)		245,672,402
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 5.33% (b)	481,651	481,651
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	24,494,175	24,494,175
TOTAL MONEY MARKET FUNDS (Cost $24,975,826)		24,975,826
TOTAL INVESTMENT PORTFOLIO - 110.0% (Cost $231,374,962)	270,648,228
NET OTHER ASSETS - (10.0)%	(24,686,303)
NET ASSETS - 100%	$ 245,961,925
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,580 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,445
Fidelity Securities Lending Cash Central Fund	26,540
Total	$ 59,985
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $231,958,801. Net unrealized appreciation aggregated $38,689,427, of which $40,910,328 related to appreciated investment securities and $2,220,901 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Retailing Portfolio

May 31, 2007

1.802188.103

RET-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
DISTRIBUTORS - 1.2%
Distributors - 1.2%
Genuine Parts Co.	18,300	$ 939,156
DIVERSIFIED FINANCIAL SERVICES - 1.3%
Other Diversifed Financial Services - 1.3%
Endeavor Acquisition Corp. (a)(d)	92,800	1,051,424
FOOD & STAPLES RETAILING - 0.6%
Drug Retail - 0.6%
Rite Aid Corp. (d)	80,600	509,392
HOUSEHOLD DURABLES - 0.7%
Household Appliances - 0.7%
Whirlpool Corp.	4,800	535,920
INTERNET & CATALOG RETAIL - 7.3%
Catalog Retail - 4.7%
Liberty Media Holding Corp. - Interactive Series A (a)	155,600	3,770,188
Internet Retail - 2.6%
Amazon.com, Inc. (a)	8,800	608,432
Expedia, Inc. (a)	13,300	319,599
IAC/InterActiveCorp (a)	17,600	608,960
Priceline.com, Inc. (a)(d)	4,500	278,280
Submarino SA	5,000	212,363
		2,027,634
TOTAL INTERNET & CATALOG RETAIL		5,797,822
MEDIA - 1.1%
Movies & Entertainment - 1.1%
Regal Entertainment Group Class A	38,300	876,304
MULTILINE RETAIL - 30.4%
Department Stores - 20.3%
Federated Department Stores, Inc.	96,500	3,853,245
JCPenney Co., Inc.	34,700	2,792,656
Kohl's Corp. (a)	12,500	941,500
Nordstrom, Inc. (d)	42,000	2,181,060
Retail Ventures, Inc. (a)	70,100	1,359,239
Saks, Inc.	15,600	312,624
Sears Holdings Corp. (a)	23,864	4,295,997
The Bon-Ton Stores, Inc. (d)	7,800	372,060
		16,108,381
General Merchandise Stores - 10.1%
Dollar Tree Stores, Inc. (a)	8,000	338,480
Family Dollar Stores, Inc.	18,200	612,430
Target Corp.	113,600	7,092,048
		8,042,958
TOTAL MULTILINE RETAIL		24,151,339

	Shares	Value
PERSONAL PRODUCTS - 1.3%
Personal Products - 1.3%
Bare Escentuals, Inc. (d)	25,200	$ 1,057,140
SPECIALTY RETAIL - 49.4%
Apparel Retail - 10.1%
Abercrombie & Fitch Co. Class A	12,000	991,800
American Eagle Outfitters, Inc.	28,000	756,000
Chico's FAS, Inc. (a)	8,000	217,920
Gap, Inc.	62,100	1,150,092
Guess?, Inc.	10,400	459,680
Pacific Sunwear of California, Inc. (a)	13,400	266,526
Payless ShoeSource, Inc. (a)	28,500	1,018,020
Ross Stores, Inc.	30,600	1,004,904
The Men's Wearhouse, Inc.	2,200	117,348
TJX Companies, Inc.	57,400	1,605,478
Tween Brands, Inc. (a)	9,000	391,770
Zumiez, Inc. (a)(d)	2,200	84,920
		8,064,458
Automotive Retail - 1.9%
AutoZone, Inc. (a)	7,200	926,136
CSK Auto Corp. (a)	100	1,820
Lithia Motors, Inc. Class A (sub. vtg.)	1,500	40,320
O'Reilly Automotive, Inc. (a)	13,500	512,865
		1,481,141
Computer & Electronics Retail - 6.3%
Best Buy Co., Inc.	62,700	3,027,783
Circuit City Stores, Inc.	31,300	502,991
RadioShack Corp. (d)	41,500	1,416,810
Tweeter Home Entertainment Group, Inc. (a)	110,803	45,429
		4,993,013
Home Improvement Retail - 18.1%
Home Depot, Inc.	266,200	10,347,195
Lowe's Companies, Inc.	108,900	3,574,098
Sherwin-Williams Co.	7,200	487,008
		14,408,301
Homefurnishing Retail - 1.5%
Bed Bath & Beyond, Inc. (a)	29,400	1,195,404
Specialty Stores - 11.5%
Build-A-Bear Workshop, Inc. (a)(d)	28,400	849,160
Hibbett Sports, Inc. (a)	4,700	131,459
Office Depot, Inc. (a)	12,500	455,000
OfficeMax, Inc.	15,400	691,460
PETsMART, Inc.	26,500	906,830
Staples, Inc.	191,400	4,796,484
Tiffany & Co., Inc.	24,900	1,308,993
		9,139,386
TOTAL SPECIALTY RETAIL		39,281,703
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 6.5%
Apparel, Accessories & Luxury Goods - 1.3%
Coach, Inc. (a)	12,300	$ 631,728
G-III Apparel Group Ltd. (a)	5,900	122,130
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	5,700	272,631
		1,026,489
Footwear - 5.2%
Deckers Outdoor Corp. (a)(d)	31,800	2,794,902
Iconix Brand Group, Inc. (a)	31,100	691,975
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	19,800	635,580
		4,122,457
TOTAL TEXTILES, APPAREL & LUXURY GOODS		5,148,946
TOTAL COMMON STOCKS (Cost $67,208,953)		79,349,146
Money Market Funds - 11.4%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c) (Cost $9,055,950)	9,055,950	$ 9,055,950
TOTAL INVESTMENT PORTFOLIO - 111.2% (Cost $76,264,903)	88,405,096
NET OTHER ASSETS - (11.2)%	(8,917,800)
NET ASSETS - 100%	$ 79,487,296
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,699
Fidelity Securities Lending Cash Central Fund	23,655
Total	$ 33,354
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $76,383,747. Net unrealized appreciation aggregated $12,021,349, of which $12,535,013 related to appreciated investment securities and $513,664 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Software and
Computer Services Portfolio

May 31, 2007

1.802189.103

SOF-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Office Services & Supplies - 0.6%
APAC Customer Services, Inc. (a)	1,000,000	$ 3,120,000
PeopleSupport, Inc. (a)(d)	200,900	2,432,899
		5,552,899
COMPUTERS & PERIPHERALS - 3.6%
Computer Hardware - 3.6%
Apple, Inc. (a)	222,800	27,083,568
Sun Microsystems, Inc. (a)	1,000,000	5,100,000
		32,183,568
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Integrated Telecommunication Services - 0.5%
NeuStar, Inc. Class A (a)(d)	148,600	4,318,316
INTERNET SOFTWARE & SERVICES - 21.4%
Internet Software & Services - 21.4%
Akamai Technologies, Inc. (a)	63,919	2,825,859
Blinkx PLC	437,400	430,861
eBay, Inc. (a)	737,300	24,006,488
Google, Inc. Class A (sub. vtg.) (a)(d)	237,300	118,116,075
Marchex, Inc. Class B	200,000	3,098,000
VeriSign, Inc. (a)	122,300	3,648,209
Visual Sciences, Inc. (a)	71,192	1,158,294
Yahoo!, Inc. (a)	1,401,500	40,223,050
		193,506,836
IT SERVICES - 24.9%
Data Processing & Outsourced Services - 9.9%
ExlService Holdings, Inc.	225,690	4,240,715
Fidelity National Information Services, Inc.	283,300	15,275,536
Mastercard, Inc. Class A (d)	157,600	23,569,080
MoneyGram International, Inc.	421,600	12,285,424
Paychex, Inc. (d)	312,500	12,625,000
Syntel, Inc.	8,600	297,732
The Western Union Co.	699,500	15,703,775
WNS Holdings Ltd. ADR	205,851	5,576,504
		89,573,766
IT Consulting & Other Services - 15.0%
Accenture Ltd. Class A	313,900	12,851,066
Cognizant Technology Solutions Corp. Class A (a)	1,000,000	78,560,000
HCL Technologies Ltd.	1,103,484	9,408,653
Infosys Technologies Ltd. sponsored ADR	268,300	13,213,775
Patni Computer Systems Ltd. sponsored ADR	87,400	2,303,864
Satyam Computer Services Ltd. sponsored ADR (d)	796,000	20,170,640
		136,507,998
TOTAL IT SERVICES		226,081,764

	Shares	Value
SOFTWARE - 48.4%
Application Software - 14.5%
Ansys, Inc. (a)	208,600	$ 11,714,976
Autodesk, Inc. (a)	273,600	12,435,120
Autonomy Corp. PLC (a)	437,400	6,694,582
Business Objects SA sponsored ADR (a)	257,600	10,589,936
Cadence Design Systems, Inc. (a)(d)	472,300	10,725,933
Citrix Systems, Inc. (a)	202,400	6,802,664
Cognos, Inc. (a)	173,300	6,932,000
Fair Isaac Corp.	297,600	11,264,160
Informatica Corp. (a)	1,164,600	17,771,796
Nuance Communications, Inc. (a)(d)	247,600	4,142,348
Quest Software, Inc. (a)	1,517,714	26,135,035
Salesforce.com, Inc. (a)	21,100	996,975
Synopsys, Inc. (a)	214,200	5,680,584
		131,886,109
Home Entertainment Software - 7.1%
Nintendo Co. Ltd.	129,400	45,186,481
Take-Two Interactive Software, Inc. (a)	200,000	4,118,000
Ubisoft Entertainment SA (a)	300,068	15,048,005
		64,352,486
Systems Software - 26.8%
Microsoft Corp.	4,952,600	151,896,242
Oracle Corp. (a)	3,232,400	62,643,912
Red Hat, Inc. (a)	233,900	5,744,584
Utimaco Safeware AG (e)	1,268,953	22,367,460
		242,652,198
TOTAL SOFTWARE		438,890,793
SPECIALTY RETAIL - 0.0%
Computer & Electronics Retail - 0.0%
Tweeter Home Entertainment Group, Inc. (a)	390,695	160,185
TOTAL COMMON STOCKS (Cost $783,586,567)		900,694,361
Money Market Funds - 10.8%

Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c) (Cost $98,051,725)	98,051,725	98,051,725
TOTAL INVESTMENT PORTFOLIO - 110.2% (Cost $881,638,292)	998,746,086
NET OTHER ASSETS - (10.2)%	(92,538,625)
NET ASSETS - 100%	$ 906,207,461
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 67,933
Fidelity Securities Lending Cash Central Fund	59,200
Total	$ 127,133
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Utimaco Safeware AG	$ 21,847,289	$ -	$ -	$ -	$ 22,367,460
Total	$ 21,847,289	$ -	$ -	$ -	$ 22,367,460
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $886,568,690. Net unrealized appreciation aggregated $112,177,396, of which $133,228,185 related to appreciated investment securities and $21,050,789 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Technology Portfolio

May 31, 2007

1.802190.103

TEC-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
AUTO COMPONENTS - 0.2%
Auto Parts & Equipment - 0.2%
Fuel Systems Solutions, Inc. (a)	200,000	$ 3,260,000
COMMUNICATIONS EQUIPMENT - 24.0%
Communications Equipment - 24.0%
AAC Acoustic Technology Holdings, Inc. (a)	1,632,000	1,692,914
Acme Packet, Inc. (d)	226,000	2,678,100
Adtran, Inc.	120,000	3,247,200
ADVA AG Optical Networking (a)	703,356	6,880,333
Alcatel-Lucent SA sponsored ADR (d)	1,940,600	26,625,032
Arris Group, Inc. (a)	200,000	3,290,000
AudioCodes Ltd. (a)	260,400	1,385,328
Avocent Corp. (a)	122,600	3,436,478
Balda AG	255,800	3,775,783
Cisco Systems, Inc. (a)	1,929,500	51,942,140
Comtech Group, Inc. (a)	681,400	11,883,616
Comverse Technology, Inc. (a)	804,500	18,439,140
Corning, Inc. (a)	884,100	22,102,500
ECI Telecom Ltd. (a)	403,700	3,233,637
F5 Networks, Inc. (a)	218,700	17,771,562
Finisar Corp. (a)	1,695,200	6,153,576
Foxconn International Holdings Ltd. (a)	545,000	1,692,536
Gemtek Technology Corp.	703,000	1,972,699
Harris Stratex Networks, Inc. (a)	318,200	5,441,220
Juniper Networks, Inc. (a)	1,848,600	45,124,326
Opnext, Inc.	411,100	4,846,869
Optium Corp.	253,800	3,433,914
Powerwave Technologies, Inc. (a)(d)	1,907,200	12,167,936
QUALCOMM, Inc.	2,016,400	86,604,380
Research In Motion Ltd. (a)	358,700	59,572,897
Riverbed Technology, Inc.	60,100	2,506,771
		407,900,887
COMPUTERS & PERIPHERALS - 12.3%
Computer Hardware - 7.1%
Apple, Inc. (a)	547,600	66,566,256
Palm, Inc. (a)	390,900	6,367,761
Sun Microsystems, Inc. (a)	9,429,300	48,089,430
		121,023,447
Computer Storage & Peripherals - 5.2%
EMC Corp. (a)	983,900	16,618,071
Hypercom Corp. (a)	450,000	2,722,500
Network Appliance, Inc. (a)	444,100	14,295,579
SanDisk Corp. (a)	1,093,836	47,636,558
STEC, Inc. (a)	700,000	4,340,000
TPV Technology Ltd.	3,000,000	2,047,755
		87,660,463
TOTAL COMPUTERS & PERIPHERALS		208,683,910

	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 1.4%
Education Services - 1.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	214,500	$ 10,289,565
New Oriental Education & Technology Group, Inc. sponsored ADR	277,200	13,017,312
		23,306,877
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Alternative Carriers - 0.0%
Aruba Networks, Inc.	21,500	416,025
Integrated Telecommunication Services - 0.1%
NeuStar, Inc. Class A (a)	27,100	787,526
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		1,203,551
ELECTRICAL EQUIPMENT - 3.4%
Electrical Components & Equipment - 3.2%
Energy Conversion Devices, Inc. (a)(d)	100,000	3,438,000
Evergreen Solar, Inc. (a)(d)	1,698,400	14,232,592
SolarWorld AG (d)	293,800	26,842,404
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	331,100	11,230,912
		55,743,908
Heavy Electrical Equipment - 0.2%
Suzlon Energy Ltd.	100,000	3,192,694
TOTAL ELECTRICAL EQUIPMENT		58,936,602
ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.3%
Electronic Equipment & Instruments - 3.1%
Amphenol Corp. Class A	150,000	5,367,000
Chi Mei Optoelectronics Corp.	3,048,000	3,418,447
China Security & Surveillance Tech, Inc. (a)	1,026,100	15,750,635
Chunghwa Picture Tubes LTD. (a)	4,498,000	1,164,156
Cogent, Inc. (a)	100,000	1,548,000
Motech Industries, Inc.	945,763	11,938,343
Motech Industries, Inc. (a)(e)	173,208	2,139,119
Tektronix, Inc.	285,000	8,626,950
Vishay Intertechnology, Inc. (a)	159,500	2,842,290
		52,794,940
Electronic Manufacturing Services - 1.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,167,965	15,323,742
KEMET Corp. (a)	649,500	4,988,160
Molex, Inc.	191,000	5,680,340
TTM Technologies, Inc. (a)	80,200	887,012
		26,879,254
Technology Distributors - 0.6%
Brightpoint, Inc. (a)	701,400	9,216,396
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
Technology Distributors - continued
Mellanox Technologies Ltd.	1,900	$ 38,494
Wolfson Microelectronics PLC (a)	200,000	1,199,880
		10,454,770
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		90,128,964
HOTELS, RESTAURANTS & LEISURE - 0.6%
Hotels, Resorts & Cruise Lines - 0.6%
Ctrip.com International Ltd. sponsored ADR	119,200	9,108,072
eLong, Inc. sponsored ADR (a)	150,000	1,495,500
		10,603,572
INTERNET & CATALOG RETAIL - 0.0%
Catalog Retail - 0.0%
Acorn International, Inc. sponsored ADR (a)	2,800	82,572
INTERNET SOFTWARE & SERVICES - 9.3%
Internet Software & Services - 9.3%
Blinkx PLC	500,000	492,525
Equinix, Inc. (a)	80,400	7,025,352
Google, Inc. Class A (sub. vtg.) (a)	215,000	107,016,248
LivePerson, Inc. (a)	629,942	3,974,934
LoopNet, Inc.	150,000	3,073,500
Marchex, Inc. Class B	108,800	1,685,312
Omniture, Inc. (d)	109,300	1,913,843
Openwave Systems, Inc. (a)	740,510	7,627,253
RADVision Ltd. (a)	100,000	2,134,000
SAVVIS, Inc. (a)	133,600	6,705,384
Switch & Data Facilities Co., Inc.	5,900	109,681
TechTarget, Inc.	8,700	127,803
Visual Sciences, Inc. (a)	521,000	8,476,670
Yahoo!, Inc. (a)	295,448	8,479,358
		158,841,863
IT SERVICES - 2.6%
Data Processing & Outsourced Services - 1.1%
The Western Union Co.	845,600	18,983,720
IT Consulting & Other Services - 1.5%
Accenture Ltd. Class A	87,800	3,594,532
Cognizant Technology Solutions Corp. Class A (a)	119,200	9,364,352
HCL Technologies Ltd.	500,000	4,263,158
Isilon Systems, Inc. (d)	69,700	1,022,499
IXEurope PLC	200,000	510,840
Satyam Computer Services Ltd. sponsored ADR (d)	250,700	6,352,738
		25,108,119
TOTAL IT SERVICES		44,091,839

	Shares	Value
MEDIA - 1.2%
Advertising - 1.2%
Focus Media Holding Ltd. ADR (a)(d)	450,017	$ 19,904,252
Publishing - 0.0%
Gemstar-TV Guide International, Inc. (a)	9,503	43,714
TOTAL MEDIA		19,947,966
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 33.2%
Semiconductor Equipment - 2.1%
ASE Test Ltd. (a)	542,300	6,990,247
ASML Holding NV (NY Shares) (a)	250,000	6,442,500
Cohu, Inc.	125,000	2,555,000
Cymer, Inc. (a)	116,700	4,684,338
FormFactor, Inc. (a)	93,200	3,707,496
MKS Instruments, Inc. (a)	175,000	4,768,750
Varian Semiconductor Equipment Associates, Inc. (a)	162,450	6,847,268
		35,995,599
Semiconductors - 31.1%
Advanced Analog Technology, Inc.	176,000	1,494,415
Advanced Analogic Technologies, Inc. (a)	131,700	1,166,862
Advanced Micro Devices, Inc. (a)(d)	3,504,200	50,004,934
Advanced Semiconductor Engineering, Inc. sponsored ADR (a)(d)	1,244,700	7,405,965
Altera Corp.	635,400	14,493,474
AMIS Holdings, Inc. (a)	776,800	9,927,504
Amkor Technology, Inc. (a)	62,600	890,172
Applied Micro Circuits Corp. (a)	3,550,600	9,977,186
ARM Holdings PLC sponsored ADR	1,067,800	8,862,740
Atheros Communications, Inc. (a)	1,400	40,754
Atmel Corp. (a)	1,494,522	8,354,378
Broadcom Corp. Class A (a)	1,754,000	53,602,240
Cavium Networks, Inc. (a)	2,900	61,335
Chartered Semiconductor Manufacturing Ltd. (a)	1,785,000	1,482,199
Cirrus Logic, Inc. (a)	734,100	5,681,934
CSR PLC (a)(d)	679,000	10,446,143
Diodes, Inc. (a)	136,200	5,038,038
Fairchild Semiconductor International, Inc. (a)	481,400	8,867,388
Global Mixed-Mode Tech, Inc.	107,000	1,117,451
Hittite Microwave Corp. (a)	264,800	10,764,120
Ikanos Communications, Inc. (a)	502,451	3,587,500
Infineon Technologies AG sponsored ADR (a)(d)	2,178,700	33,922,359
Integrated Device Technology, Inc. (a)	428,600	6,433,286
Intel Corp.	2,669,400	59,180,598
Lattice Semiconductor Corp. (a)	600,000	3,162,000
LSI Logic Corp. (a)	2,027,800	17,601,304
Marvell Technology Group Ltd. (a)	5,381,500	84,597,180
Maxim Integrated Products, Inc.	528,500	16,251,375
Micrel, Inc.	268,600	3,346,756
Micron Technology, Inc. (a)(d)	511,400	6,228,852
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Microsemi Corp. (a)	78,160	$ 1,801,588
Mindspeed Technologies, Inc. (a)	3,610,300	7,870,454
Omnivision Technologies, Inc. (a)	67,500	1,093,500
PMC-Sierra, Inc. (a)	763,200	5,884,272
Qimonda AG Sponsored ADR (d)	515,300	7,698,582
Richtek Technology Corp.	950,000	11,215,378
Saifun Semiconductors Ltd. (a)	50,000	532,000
Samsung Electronics Co. Ltd.	27,230	15,701,707
Semtech Corp. (a)	100,000	1,665,000
Silicon Laboratories, Inc. (a)	345,825	11,972,462
Silicon Motion Technology Corp. sponsored ADR (a)	32,900	760,977
Siliconware Precision Industries Co. Ltd. sponsored ADR	381,800	3,989,810
SiRF Technology Holdings, Inc. (a)(d)	167,800	3,641,260
Supertex, Inc. (a)	43,700	1,465,261
Taiwan Semiconductor Manufacturing Co. Ltd.	2,056,000	4,244,565
Vimicro International Corp. sponsored ADR (a)	421,600	2,824,720
Zoran Corp. (a)	101,900	2,051,247
		528,403,225
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		564,398,824
SOFTWARE - 6.6%
Application Software - 2.9%
Adobe Systems, Inc. (a)	469,900	20,713,192
Ansys, Inc. (a)	152,400	8,558,784
Autonomy Corp. PLC (a)	500,000	7,652,700
NAVTEQ Corp. (a)	100,000	4,283,000
Opsware, Inc. (a)	28,740	260,097
Salesforce.com, Inc. (a)	143,700	6,789,825
Ulticom, Inc. (a)	100,000	865,000
		49,122,598
Home Entertainment Software - 2.6%
Nintendo Co. Ltd.	87,300	30,485,161
Take-Two Interactive Software, Inc. (a)(d)	400,600	8,248,354
THQ, Inc. (a)	150,000	5,115,000
		43,848,515

	Shares	Value
Systems Software - 1.1%
Double-Take Software, Inc.	179,737	$ 2,838,047
Red Hat, Inc. (a)	222,600	5,467,056
Sandvine Corp. (U.K.) (a)	2,000,000	8,197,200
Sourcefire, Inc.	2,800	38,500
Utimaco Safeware AG	125,000	2,203,338
		18,744,141
TOTAL SOFTWARE		111,715,254
TOTAL COMMON STOCKS (Cost $1,585,762,282)		1,703,102,681
Money Market Funds - 9.9%

Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c) (Cost $167,965,659)	167,965,659	167,965,659
TOTAL INVESTMENT PORTFOLIO - 110.1% (Cost $1,753,727,941)	1,871,068,340
NET OTHER ASSETS - (10.1)%	(171,154,645)
NET ASSETS - 100%	$ 1,699,913,695
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,139,119 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 96,466
Fidelity Securities Lending Cash Central Fund	268,055
Total	$ 364,521
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,771,235,541. Net unrealized appreciation aggregated $99,832,799, of which $199,127,780 related to appreciated investment securities and $99,294,981 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Telecommunications Portfolio

May 31, 2007

1.802191.103

TEL-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.4%
Communications Equipment - 0.4%
Juniper Networks, Inc. (a)	74,300	$ 1,813,663
Sonus Networks, Inc. (a)	56,800	492,456
		2,306,119
DIVERSIFIED TELECOMMUNICATION SERVICES - 61.0%
Alternative Carriers - 12.2%
Cogent Communications Group, Inc. (a)	472,208	13,552,370
Global Crossing Ltd. (a)	199,200	4,254,912
Iliad Group SA	56,700	5,721,951
Level 3 Communications, Inc. (a)(d)	5,668,964	32,993,370
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	1,350,000	26,136,000
		82,658,603
Integrated Telecommunication Services - 48.8%
AT&T, Inc. (d)	3,939,602	162,863,146
BT Group PLC	643,600	4,205,926
Cbeyond, Inc. (a)	21,657	766,225
Cincinnati Bell, Inc.	176,000	1,026,080
FairPoint Communications, Inc.	178,600	3,214,800
NeuStar, Inc. Class A (a)(d)	105,000	3,051,300
NTELOS Holding Corp.	600,068	15,133,715
Qwest Communications International, Inc. (a)(d)	6,781,444	69,781,059
Telefonica SA	90,800	2,071,451
Telefonica SA sponsored ADR	101,500	6,946,660
Telenor ASA	96,400	1,874,196
Telenor ASA sponsored ADR	64,800	3,787,560
Verizon Communications, Inc.	1,226,724	53,399,296
Windstream Corp.	109,708	1,647,814
		329,769,228
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		412,427,831
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	8,940	260,959
INTERNET SOFTWARE & SERVICES - 3.1%
Internet Software & Services - 3.1%
Google, Inc. Class A (sub. vtg.) (a)	24,000	11,946,000
SAVVIS, Inc. (a)	176,500	8,858,535
		20,804,535
MEDIA - 1.4%
Broadcasting & Cable TV - 1.4%
Comcast Corp. Class A	123,500	3,385,135
Liberty Global, Inc. Class A (a)	39,200	1,505,280
Time Warner Cable, Inc. (a)	96,000	3,687,360
Virgin Media, Inc.	30,900	800,928
		9,378,703

	Shares	Value
SOFTWARE - 5.6%
Application Software - 5.6%
Synchronoss Technologies, Inc.	1,406,961	$ 38,058,295
WIRELESS TELECOMMUNICATION SERVICES - 27.2%
Wireless Telecommunication Services - 27.2%
ALLTEL Corp.	61,300	4,200,276
America Movil SA de CV Series L sponsored ADR	53,900	3,263,645
American Tower Corp. Class A (a)	554,700	23,951,946
Bharti Airtel Ltd. (a)	649,382	13,989,233
Centennial Communications Corp. Class A (a)	141,400	1,440,866
Clearwire Corp. (d)	24,600	479,700
Crown Castle International Corp. (a)	727,100	26,771,822
Dobson Communications Corp. Class A (a)	1,647,100	17,508,673
InPhonic, Inc. (a)(d)	76,500	670,140
Leap Wireless International, Inc. (a)	137,714	11,769,038
MetroPCS Communications, Inc.	62,300	2,221,618
Orascom Telecom Holding SAE unit	40,500	2,709,450
Rural Cellular Corp. Class A (a)	70,900	2,336,155
SBA Communications Corp. Class A (a)	911,600	29,289,708
Sprint Nextel Corp.	1,273,200	29,092,620
Vodafone Group PLC sponsored ADR	457,000	14,363,510
		184,058,400
TOTAL COMMON STOCKS (Cost $522,845,287)		667,294,842
Money Market Funds - 22.2%

Fidelity Cash Central Fund, 5.33% (b)	3,750,922	3,750,922
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	146,598,750	146,598,750
TOTAL MONEY MARKET FUNDS (Cost $150,349,672)		150,349,672
TOTAL INVESTMENT PORTFOLIO - 120.9% (Cost $673,194,959)	817,644,514
NET OTHER ASSETS - (20.9)%	(141,226,528)
NET ASSETS - 100%	$ 676,417,986
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,988
Fidelity Securities Lending Cash Central Fund	55,931
Total	$ 110,919
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $677,156,973. Net unrealized appreciation aggregated $140,487,541, of which $146,514,069 related to appreciated investment securities and $6,026,528 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Telecommunications Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Telecommunications Portfolio

1.851743.100

ATLC-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.4%
Communications Equipment - 0.4%
Juniper Networks, Inc. (a)	74,300	$ 1,813,663
Sonus Networks, Inc. (a)	56,800	492,456
		2,306,119
DIVERSIFIED TELECOMMUNICATION SERVICES - 61.0%
Alternative Carriers - 12.2%
Cogent Communications Group, Inc. (a)	472,208	13,552,370
Global Crossing Ltd. (a)	199,200	4,254,912
Iliad Group SA	56,700	5,721,951
Level 3 Communications, Inc. (a)(d)	5,668,964	32,993,370
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	1,350,000	26,136,000
		82,658,603
Integrated Telecommunication Services - 48.8%
AT&T, Inc. (d)	3,939,602	162,863,146
BT Group PLC	643,600	4,205,926
Cbeyond, Inc. (a)	21,657	766,225
Cincinnati Bell, Inc.	176,000	1,026,080
FairPoint Communications, Inc.	178,600	3,214,800
NeuStar, Inc. Class A (a)(d)	105,000	3,051,300
NTELOS Holding Corp.	600,068	15,133,715
Qwest Communications International, Inc. (a)(d)	6,781,444	69,781,059
Telefonica SA	90,800	2,071,451
Telefonica SA sponsored ADR	101,500	6,946,660
Telenor ASA	96,400	1,874,196
Telenor ASA sponsored ADR	64,800	3,787,560
Verizon Communications, Inc.	1,226,724	53,399,296
Windstream Corp.	109,708	1,647,814
		329,769,228
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		412,427,831
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	8,940	260,959
INTERNET SOFTWARE & SERVICES - 3.1%
Internet Software & Services - 3.1%
Google, Inc. Class A (sub. vtg.) (a)	24,000	11,946,000
SAVVIS, Inc. (a)	176,500	8,858,535
		20,804,535
MEDIA - 1.4%
Broadcasting & Cable TV - 1.4%
Comcast Corp. Class A	123,500	3,385,135
Liberty Global, Inc. Class A (a)	39,200	1,505,280
Time Warner Cable, Inc. (a)	96,000	3,687,360
Virgin Media, Inc.	30,900	800,928
		9,378,703

	Shares	Value
SOFTWARE - 5.6%
Application Software - 5.6%
Synchronoss Technologies, Inc.	1,406,961	$ 38,058,295
WIRELESS TELECOMMUNICATION SERVICES - 27.2%
Wireless Telecommunication Services - 27.2%
ALLTEL Corp.	61,300	4,200,276
America Movil SA de CV Series L sponsored ADR	53,900	3,263,645
American Tower Corp. Class A (a)	554,700	23,951,946
Bharti Airtel Ltd. (a)	649,382	13,989,233
Centennial Communications Corp. Class A (a)	141,400	1,440,866
Clearwire Corp. (d)	24,600	479,700
Crown Castle International Corp. (a)	727,100	26,771,822
Dobson Communications Corp. Class A (a)	1,647,100	17,508,673
InPhonic, Inc. (a)(d)	76,500	670,140
Leap Wireless International, Inc. (a)	137,714	11,769,038
MetroPCS Communications, Inc.	62,300	2,221,618
Orascom Telecom Holding SAE unit	40,500	2,709,450
Rural Cellular Corp. Class A (a)	70,900	2,336,155
SBA Communications Corp. Class A (a)	911,600	29,289,708
Sprint Nextel Corp.	1,273,200	29,092,620
Vodafone Group PLC sponsored ADR	457,000	14,363,510
		184,058,400
TOTAL COMMON STOCKS (Cost $522,845,287)		667,294,842
Money Market Funds - 22.2%

Fidelity Cash Central Fund, 5.33% (b)	3,750,922	3,750,922
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	146,598,750	146,598,750
TOTAL MONEY MARKET FUNDS (Cost $150,349,672)		150,349,672
TOTAL INVESTMENT PORTFOLIO - 120.9% (Cost $673,194,959)	817,644,514
NET OTHER ASSETS - (20.9)%	(141,226,528)
NET ASSETS - 100%	$ 676,417,986
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,988
Fidelity Securities Lending Cash Central Fund	55,931
Total	$ 110,919
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $677,156,973. Net unrealized appreciation aggregated $140,487,541, of which $146,514,069 related to appreciated investment securities and $6,026,528 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Transportation Portfolio

May 31, 2007

1.802192.103

TRN-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
AEROSPACE & DEFENSE - 2.1%
Aerospace & Defense - 2.1%
AAR Corp. (a)	10,400	$ 338,000
Bombardier, Inc. Class B (sub. vtg.)	71,700	356,673
General Dynamics Corp.	2,700	216,648
Hexcel Corp. (a)	16,000	370,080
Ladish Co., Inc. (a)	7,700	341,803
Precision Castparts Corp.	1,900	227,164
Rockwell Collins, Inc.	3,300	233,211
Spirit AeroSystems Holdings, Inc. Class A	7,100	247,861
		2,331,440
AIR FREIGHT & LOGISTICS - 24.4%
Air Freight & Logistics - 24.4%
C.H. Robinson Worldwide, Inc.	65,000	3,521,700
Expeditors International of Washington, Inc.	84,220	3,677,045
FedEx Corp.	57,500	6,418,150
Forward Air Corp.	77,750	2,644,278
Geodis SA	900	200,274
Hub Group, Inc. Class A	16,360	604,993
Pacer International, Inc.	9,700	261,124
Panalpina Welttransport Holding AG	1,500	293,337
United Parcel Service, Inc. Class B	107,300	7,722,381
UTI Worldwide, Inc.	44,100	1,234,359
		26,577,641
AIRLINES - 13.1%
Airlines - 13.1%
AirTran Holdings, Inc. (a)(d)	205,800	2,549,862
AMR Corp. (a)	81,000	2,296,350
Copa Holdings SA Class A	5,500	348,095
Delta Air Lines, Inc. (a)	92,002	1,752,638
JetBlue Airways Corp. (a)(d)	188,914	2,036,493
Republic Airways Holdings, Inc. (a)	21,000	490,770
Ryanair Holdings PLC sponsored ADR (a)(d)	25,176	1,039,517
Southwest Airlines Co.	151,187	2,163,486
UAL Corp. (a)	20,700	812,682
US Airways Group, Inc. (a)	22,100	787,865
		14,277,758
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Harris Corp.	4,900	244,608
CONSTRUCTION & ENGINEERING - 0.1%
Construction & Engineering - 0.1%
Great Lakes Dredge & Dock Corp. (a)	7,300	65,919
DIVERSIFIED FINANCIAL SERVICES - 0.4%
Other Diversifed Financial Services - 0.4%
Oceanaut, Inc.	52,800	462,000

	Shares	Value
MACHINERY - 0.4%
Construction & Farm Machinery & Heavy Trucks - 0.4%
Bucyrus International, Inc. Class A	5,300	$ 376,035
MARINE - 3.5%
Marine - 3.5%
American Commercial Lines, Inc. (a)	59,982	1,900,830
Kirby Corp. (a)	36,500	1,460,730
Kuehne & Nagel International AG	2,414	221,748
Ultrapetrol (Bahamas) Ltd.	9,200	211,048
		3,794,356
METALS & MINING - 3.1%
Diversified Metals & Mining - 2.7%
RTI International Metals, Inc. (a)	4,400	390,500
Titanium Metals Corp.	72,700	2,515,420
		2,905,920
Steel - 0.4%
Allegheny Technologies, Inc.	1,800	208,062
Carpenter Technology Corp.	1,800	238,626
		446,688
TOTAL METALS & MINING		3,352,608
OIL, GAS & CONSUMABLE FUELS - 1.2%
Coal & Consumable Fuels - 0.6%
Massey Energy Co.	12,100	350,658
Peabody Energy Corp.	5,000	270,200
		620,858
Oil & Gas Refining & Marketing - 0.6%
Valero Energy Corp.	8,500	634,270
TOTAL OIL, GAS & CONSUMABLE FUELS		1,255,128
ROAD & RAIL - 46.8%
Railroads - 37.8%
Burlington Northern Santa Fe Corp.	143,000	13,317,590
Canadian National Railway Co.	2,200	119,931
Canadian Pacific Railway Ltd.	4,000	285,380
CSX Corp.	164,000	7,452,160
Florida East Coast Industries, Inc. Class A	8,500	711,705
Guangshen Railway Co. Ltd. sponsored ADR	6,300	256,221
Kansas City Southern (d)	8,350	342,768
Norfolk Southern Corp.	107,800	6,239,464
Union Pacific Corp.	103,000	12,430,040
		41,155,259
Trucking - 9.0%
Avis Budget Group, Inc. (a)	9,300	281,325
Celadon Group, Inc. (a)	22,800	376,428
Con-way, Inc.	24,100	1,366,470
Dollar Thrifty Automotive Group, Inc. (a)	5,100	237,048
DSV de Sammensluttede Vognmaend AS	10,800	220,470
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Trucking - continued
Hertz Global Holdings, Inc.	8,300	$ 175,794
J.B. Hunt Transport Services, Inc.	45,900	1,337,526
Knight Transportation, Inc. (d)	21,400	400,822
Landstar System, Inc.	26,670	1,297,762
Old Dominion Freight Lines, Inc. (a)	35,700	1,114,911
P.A.M. Transportation Services, Inc. (a)	14,500	266,220
Quality Distribution, Inc. (a)	18,300	184,281
Ryder System, Inc.	22,900	1,234,768
Trailer Bridge, Inc. (a)	20,100	258,687
YRC Worldwide, Inc. (a)(d)	27,000	1,085,400
		9,837,912
TOTAL ROAD & RAIL		50,993,171
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Trading Companies & Distributors - 0.2%
Rush Enterprises, Inc. Class A (a)	8,500	208,335
TRANSPORTATION INFRASTRUCTURE - 0.2%
Airport Services - 0.2%
Macquarie Infrastructure Co. Trust	5,000	223,050
TOTAL COMMON STOCKS (Cost $74,212,512)		104,162,049
Nonconvertible Preferred Stocks - 0.0%

AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series B (a) (Cost $2,414)	1,231,360	2,438
Money Market Funds - 6.0%
	Shares	Value
Fidelity Cash Central Fund, 5.33% (b)	1,412,374	$ 1,412,374
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	5,150,125	5,150,125
TOTAL MONEY MARKET FUNDS (Cost $6,562,499)		6,562,499
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $80,777,425)	110,726,986
NET OTHER ASSETS - (1.7)%	(1,810,350)
NET ASSETS - 100%	$ 108,916,636
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,577
Fidelity Securities Lending Cash Central Fund	10,475
Total	$ 29,052
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $80,896,601. Net unrealized appreciation aggregated $29,830,385, of which $31,517,389 related to appreciated investment securities and $1,687,004 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Utilities Growth Portfolio

May 31, 2007

1.802193.103

UTI-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
ELECTRIC UTILITIES - 43.9%
Electric Utilities - 43.9%
Allegheny Energy, Inc. (a)	355,600	$ 18,985,484
American Electric Power Co., Inc.	1,173,500	55,893,805
Cleco Corp.	176,000	4,748,480
DPL, Inc.	590,900	18,028,359
Duke Energy Corp.	2,309,800	45,133,492
Edison International	306,900	17,883,063
Entergy Corp.	527,500	59,554,750
Exelon Corp.	1,474,800	115,034,399
FirstEnergy Corp.	735,500	50,918,665
FPL Group, Inc.	876,500	56,034,645
Great Plains Energy, Inc.	267,100	8,312,152
ITC Holdings Corp.	180,900	7,851,060
Northeast Utilities	622,000	18,915,020
Pepco Holdings, Inc.	412,900	12,329,194
Pinnacle West Capital Corp.	174,900	8,120,607
PPL Corp.	1,273,400	58,525,464
Progress Energy, Inc.	521,200	26,106,908
Reliant Energy, Inc. (a)	1,099,200	28,161,504
Sierra Pacific Resources (a)	871,900	16,531,224
		627,068,275
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	33,700	2,279,805
GAS UTILITIES - 5.3%
Gas Utilities - 5.3%
Energen Corp.	148,200	8,731,944
Equitable Resources, Inc.	275,400	14,326,308
National Fuel Gas Co.	171,800	7,827,208
ONEOK, Inc.	226,800	12,269,880
Questar Corp.	185,400	20,025,054
Southern Union Co. (d)	346,300	12,051,240
		75,231,634
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 20.9%
Independent Power Producers & Energy Traders - 20.9%
AES Corp. (a)	3,161,098	75,012,856
Constellation Energy Group, Inc.	886,400	81,344,928
Dynegy, Inc. (a)	861,200	8,336,416
International Power PLC	525,700	4,723,020
Mirant Corp. (a)	551,200	25,575,680
NRG Energy, Inc.	433,100	38,065,159
TXU Corp.	966,800	65,210,660
		298,268,719
MULTI-UTILITIES - 25.4%
Multi-Utilities - 25.4%
Alliant Energy Corp.	320,800	13,858,560
Ameren Corp.	472,900	25,096,803
CenterPoint Energy, Inc.	638,600	12,088,698

	Shares	Value
CMS Energy Corp.	1,285,916	$ 23,467,967
Dominion Resources, Inc.	761,800	67,487,862
DTE Energy Co. (d)	346,700	18,333,496
Integrys Energy Group, Inc.	160,100	8,949,590
MDU Resources Group, Inc.	349,300	10,587,283
NiSource, Inc.	856,300	19,018,423
PG&E Corp. (d)	563,300	27,748,158
Public Service Enterprise Group, Inc.	617,600	54,929,344
Puget Energy, Inc.	211,000	5,319,310
SCANA Corp.	193,400	8,198,226
Sempra Energy	664,000	40,716,480
Vectren Corp.	165,300	4,787,088
Wisconsin Energy Corp.	457,600	22,161,568
		362,748,856
OIL, GAS & CONSUMABLE FUELS - 1.8%
Coal & Consumable Fuels - 0.5%
Cameco Corp.	140,900	7,302,901
Oil & Gas Storage & Transport - 1.3%
Spectra Energy Corp.	719,500	19,160,285
TOTAL OIL, GAS & CONSUMABLE FUELS		26,463,186
WATER UTILITIES - 0.6%
Water Utilities - 0.6%
Aqua America, Inc.	275,900	6,307,074
California Water Service Group	48,500	1,805,655
		8,112,729
TOTAL COMMON STOCKS (Cost $1,226,936,340)		1,400,173,204
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 5.33% (b)	61,258,422	61,258,422
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	28,584,050	28,584,050
TOTAL MONEY MARKET FUNDS (Cost $89,842,472)		89,842,472
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,316,778,812)	1,490,015,676
NET OTHER ASSETS - (4.4)%	(62,899,270)
NET ASSETS - 100%	$ 1,427,116,406
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 957,783
Fidelity Securities Lending Cash Central Fund	28,938
Total	$ 986,721
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,316,994,615. Net unrealized appreciation aggregated $173,021,061, of which $182,634,900 related to appreciated investment securities and $9,613,839 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Wireless Portfolio

May 31, 2007

1.802194.103

WIR-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CAPITAL MARKETS - 0.0%
Asset Management & Custody Banks - 0.0%
Fortress Investment Group LLC	400	$ 10,720
COMMUNICATIONS EQUIPMENT - 37.4%
Communications Equipment - 37.4%
Comverse Technology, Inc. (a)	220,720	5,058,902
Harris Corp. (d)	200,900	10,028,928
Motorola, Inc.	370,380	6,737,212
Nokia Corp. sponsored ADR	955,500	26,161,590
Powerwave Technologies, Inc. (a)	87,200	556,336
QUALCOMM, Inc.	737,950	31,694,953
Research In Motion Ltd. (a)	201,700	33,498,337
Tekelec (a)	86,700	1,300,500
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	145,500	5,526,090
		120,562,848
COMPUTERS & PERIPHERALS - 2.0%
Computer Hardware - 2.0%
Apple, Inc. (a)	53,400	6,491,304
DIVERSIFIED TELECOMMUNICATION SERVICES - 8.5%
Integrated Telecommunication Services - 8.5%
AT&T, Inc.	336,197	13,898,384
Cbeyond, Inc. (a)	8,800	311,344
NeuStar, Inc. Class A (a)(d)	99,600	2,894,376
NTELOS Holding Corp.	199,400	5,028,868
Telenor ASA sponsored ADR	78,600	4,594,170
Verizon Communications, Inc.	15,100	657,303
		27,384,445
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
Electronic Manufacturing Services - 1.2%
Trimble Navigation Ltd. (a)	132,800	3,876,432
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
Openwave Systems, Inc. (a)	205,941	2,121,192
SAVVIS, Inc. (a)	6,200	311,178
		2,432,370
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
Semiconductors - 1.2%
Atheros Communications, Inc. (a)	91,100	2,651,921
Cree, Inc. (a)	24,600	553,500
Skyworks Solutions, Inc. (a)	87,000	616,830
		3,822,251
SOFTWARE - 5.2%
Application Software - 5.2%
Synchronoss Technologies, Inc.	615,500	16,649,275

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 38.2%
Wireless Telecommunication Services - 38.2%
ALLTEL Corp.	120,788	$ 8,276,394
America Movil SA de CV Series L sponsored ADR	24,200	1,465,310
American Tower Corp. Class A (a)	327,292	14,132,469
Bharti Airtel Ltd. (a)	151,941	3,273,171
Clearwire Corp. (d)	11,000	214,500
Crown Castle International Corp. (a)(d)	383,200	14,109,424
Dobson Communications Corp. Class A (a)	1,049,400	11,155,122
InPhonic, Inc. (a)(d)	97,700	855,852
Leap Wireless International, Inc. (a)	105,583	9,023,123
MetroPCS Communications, Inc.	58,200	2,075,412
Orascom Telecom Holding SAE unit	12,100	809,490
SBA Communications Corp. Class A (a)	447,700	14,384,601
Sprint Nextel Corp.	633,531	14,476,183
Vodafone Group PLC sponsored ADR	920,300	28,925,029
		123,176,080
TOTAL COMMON STOCKS (Cost $235,713,760)		304,405,725
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 5.33% (b)	7,311,856	7,311,856
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	20,571,450	20,571,450
TOTAL MONEY MARKET FUNDS (Cost $27,883,306)		27,883,306
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $263,597,066)	332,289,031
NET OTHER ASSETS - (3.0)%	(9,660,837)
NET ASSETS - 100%	$ 322,628,194
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,981
Fidelity Securities Lending Cash Central Fund	90,890
Total	$ 124,871
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $265,296,650. Net unrealized appreciation aggregated $66,992,381, of which $69,710,507 related to appreciated investment securities and $2,718,126 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 24, 2007